UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

February 28, 2017

MFS® CORE EQUITY FUND

RGI-SEM

MFS® CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Citigroup, Inc.	2.5%
Alphabet, Inc., “A”	2.2%
Chevron Corp.	2.1%
Facebook, Inc., “A”	2.0%
Aon PLC	1.7%
Broadcom Corp.	1.7%
Pfizer, Inc.	1.4%
Salesforce.com, Inc.	1.4%
Texas Instruments, Inc.	1.4%
U.S. Bancorp	1.4%

Equity sectors
Financial Services	19.5%
Technology	17.6%
Health Care	13.5%
Industrial Goods & Services	7.9%
Consumer Staples	6.9%
Utilities & Communications (s)	6.5%
Retailing	6.3%
Energy	5.5%
Leisure	5.1%
Special Products & Services	3.8%
Basic Materials	3.7%
Autos & Housing	1.8%
Transportation	1.4%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	1.01%	$1,000.00	$1,095.41	$5.25
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
B	Actual	1.76%	$1,000.00	$1,090.99	$9.12
	Hypothetical (h)	1.76%	$1,000.00	$1,016.07	$8.80
C	Actual	1.76%	$1,000.00	$1,091.11	$9.13
	Hypothetical (h)	1.76%	$1,000.00	$1,016.07	$8.80
I	Actual	0.76%	$1,000.00	$1,096.33	$3.95
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
R1	Actual	1.76%	$1,000.00	$1,090.71	$9.12
	Hypothetical (h)	1.76%	$1,000.00	$1,016.07	$8.80
R2	Actual	1.26%	$1,000.00	$1,093.64	$6.54
	Hypothetical (h)	1.26%	$1,000.00	$1,018.55	$6.31
R3	Actual	1.01%	$1,000.00	$1,095.32	$5.25
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R4	Actual	0.76%	$1,000.00	$1,096.50	$3.95
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
R6	Actual	0.67%	$1,000.00	$1,097.07	$3.48
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements). Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information. Expense ratios reflect a one-time Reimbursement of Expenses by Custodian of 0.01% (See Note 2 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.7%
Issuer	Shares/Par	Value ($)
Aerospace - 3.6%
Honeywell International, Inc.	169,203	$21,065,766
L3 Technologies, Inc.	33,004	5,555,233
Leidos Holdings, Inc.	81,183	4,327,054
Northrop Grumman Corp.	52,622	13,002,370
Orbital ATK, Inc.	18,140	1,676,499
Textron, Inc.	88,109	4,167,556
United Technologies Corp.	61,877	6,964,256

		$56,758,734
Alcoholic Beverages - 0.7%
Constellation Brands, Inc., “A”	39,643	$6,295,705
Molson Coors Brewing Co.	44,775	4,494,962

		$10,790,667
Apparel Manufacturers - 1.2%
Hanesbrands, Inc.	323,123	$6,465,691
NIKE, Inc., “B”	227,239	12,988,981

		$19,454,672
Automotive - 0.9%
Delphi Automotive PLC	95,724	$7,287,468
Harman International Industries, Inc.	29,903	3,337,773
Magna International, Inc.	89,158	3,821,312

		$14,446,553
Biotechnology - 2.3%
Biogen, Inc. (a)	48,563	$14,015,282
Celgene Corp. (a)	173,441	21,421,698
Illumina, Inc. (a)	9,499	1,590,133

		$37,027,113
Broadcasting - 2.0%
Interpublic Group of Companies, Inc.	216,092	$5,207,817
Time Warner, Inc.	155,935	15,314,376
Twenty-First Century Fox, Inc.	352,281	10,540,248

		$31,062,441
Brokerage & Asset Managers - 1.1%
Blackstone Group LP	386,102	$11,405,453
NASDAQ, Inc.	92,608	6,585,355

		$17,990,808

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 2.1%
Amdocs Ltd.	58,635	$3,556,213
Cognizant Technology Solutions Corp., “A” (a)	144,412	8,559,299
Fidelity National Information Services, Inc.	106,657	8,774,671
Global Payments, Inc.	82,317	6,559,842
Total System Services, Inc.	44,491	2,423,870
Travelport Worldwide Ltd.	157,561	2,001,025
Zendesk, Inc. (a)	43,874	1,194,689

		$33,069,609
Cable TV - 1.1%
Comcast Corp., “A”	482,786	$18,065,852

Chemicals - 2.4%
Agrium, Inc.	42,818	$4,128,027
Celanese Corp.	44,166	3,938,282
E.I. du Pont de Nemours & Co.	69,228	5,437,167
FMC Corp.	75,362	4,342,358
Ingevity Corp. (a)	66,983	3,615,073
Monsanto Co.	69,893	7,955,920
PPG Industries, Inc.	80,864	8,282,900

		$37,699,727
Computer Software - 3.2%
Adobe Systems, Inc. (a)	131,864	$15,604,786
Microsoft Corp.	190,537	12,190,557
Salesforce.com, Inc. (a)	278,325	22,641,739

		$50,437,082
Computer Software - Systems - 2.4%
Apple, Inc.	141,465	$19,379,290
Hewlett Packard Enterprise	234,057	5,341,181
NCR Corp. (a)	96,720	4,649,330
SS&C Technologies Holdings, Inc.	242,748	8,501,035
Versum Materials, Inc. (a)	9,772	296,189

		$38,167,025
Construction - 0.9%
Sherwin-Williams Co.	44,264	$13,657,215

Consumer Products - 1.9%
Coty, Inc., “A”	320,761	$6,023,892
Estee Lauder Cos., Inc., “A”	70,549	5,844,985
Newell Brands, Inc.	97,188	4,765,128
Procter & Gamble Co.	143,017	13,024,558

		$29,658,563

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - 1.7%
Bright Horizons Family Solutions, Inc. (a)	80,486	$5,562,387
Nord Anglia Education, Inc. (a)	207,269	4,864,603
Priceline Group, Inc. (a)	6,031	10,398,228
ServiceMaster Global Holdings, Inc. (a)	142,220	5,664,623

		$26,489,841
Containers - 0.7%
Berry Plastics Group, Inc. (a)	95,827	$4,822,973
CCL Industries, Inc.	17,552	3,730,692
Graphic Packaging Holding Co.	236,768	3,160,853

		$11,714,518
Electrical Equipment - 1.4%
AMETEK, Inc.	202,344	$10,920,506
Johnson Controls International PLC	192,193	8,060,574
WESCO International, Inc. (a)	48,210	3,350,595

		$22,331,675
Electronics - 5.4%
Analog Devices, Inc.	135,761	$11,122,899
Applied Materials, Inc.	189,493	6,863,436
Broadcom Corp.	125,474	26,466,231
Mellanox Technologies Ltd. (a)	176,766	8,555,474
NVIDIA Corp.	102,229	10,374,199
Texas Instruments, Inc.	292,792	22,433,723

		$85,815,962
Energy - Independent - 2.4%
Concho Resources, Inc. (a)	33,118	$4,386,479
Energen Corp. (a)	19,926	1,046,115
EOG Resources, Inc.	69,116	6,703,561
EQT Corp.	15,552	931,409
Hess Corp.	145,406	7,479,685
Noble Energy, Inc.	58,323	2,123,540
Parsley Energy, Inc., “A” (a)	53,768	1,634,010
PDC Energy, Inc. (a)	10,836	732,405
Phillips 66	80,334	6,281,315
Pioneer Natural Resources Co.	33,129	6,161,000

		$37,479,519
Energy - Integrated - 2.1%
Chevron Corp. (s)	290,035	$32,628,938

Engineering - Construction - 0.1%
KBR, Inc.	84,898	$1,277,715

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 3.3%
Archer Daniels Midland Co.	33,748	$1,585,144
Blue Buffalo Pet Products, Inc. (a)	92,084	2,250,533
Cal-Maine Foods, Inc. (l)	92,532	3,511,589
Mead Johnson Nutrition Co., “A”	23,907	2,098,796
Mondelez International, Inc.	250,244	10,990,716
Monster Beverage Corp. (a)	144,731	5,997,653
PepsiCo, Inc.	150,577	16,620,689
Snyders-Lance, Inc.	56,059	2,218,815
TreeHouse Foods, Inc. (a)	75,144	6,393,252

		$51,667,187
Food & Drug Stores - 0.9%
Casey’s General Stores, Inc.	26,667	$3,055,505
CVS Health Corp.	129,335	10,421,814

		$13,477,319
Gaming & Lodging - 0.3%
Marriott International, Inc., “A”	56,478	$4,913,021

General Merchandise - 1.7%
Costco Wholesale Corp.	78,724	$13,948,318
Dollar Tree, Inc. (a)	88,074	6,753,514
Five Below, Inc. (a)	158,323	6,103,352

		$26,805,184
Health Maintenance Organizations - 1.4%
Cigna Corp.	41,941	$6,245,015
UnitedHealth Group, Inc.	99,173	16,401,231

		$22,646,246
Insurance - 3.3%
American International Group, Inc.	189,984	$12,143,777
Aon PLC	231,709	26,797,146
Chubb Ltd.	95,746	13,229,225

		$52,170,148
Internet - 5.4%
Alphabet, Inc., “A” (a)(s)	41,737	$35,264,843
Alphabet, Inc., “C” (a)	10,549	8,684,042
Facebook, Inc., “A” (a)	231,953	31,438,910
LogMeIn, Inc.	108,182	9,925,699

		$85,313,494

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 2.3%
Illinois Tool Works, Inc.	51,265	$6,767,493
IPG Photonics Corp. (a)	43,106	5,099,440
ITT, Inc.	97,928	4,012,110
Roper Technologies, Inc.	73,784	15,435,613
SPX FLOW, Inc. (a)	125,247	4,258,398

		$35,573,054
Major Banks - 2.9%
Bank of America Corp.	703,859	$17,371,240
Morgan Stanley	311,597	14,230,635
PNC Financial Services Group, Inc.	116,560	14,829,929

		$46,431,804
Medical & Health Technology & Services - 1.4%
athenahealth, Inc. (a)	22,879	$2,698,120
Healthcare Services Group, Inc.	50,994	2,110,132
Henry Schein, Inc. (a)	24,090	4,132,880
LifePoint Health, Inc. (a)	50,087	3,208,072
McKesson Corp.	50,856	7,635,011
MEDNAX, Inc. (a)	29,987	2,134,775

		$21,918,990
Medical Equipment - 4.4%
CONMED Corp.	34,429	$1,432,935
Danaher Corp.	62,348	5,333,871
DexCom, Inc. (a)	22,520	1,760,163
Edwards Lifesciences Corp. (a)	100,950	9,493,338
Medtronic PLC	226,033	18,288,330
Obalon Therapeutics, Inc. (a)	141,182	1,315,816
PerkinElmer, Inc.	86,376	4,686,762
Steris PLC	52,228	3,662,750
Stryker Corp.	98,496	12,662,646
Zimmer Biomet Holdings, Inc.	87,570	10,252,696

		$68,889,307
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	130,286	$1,355,634
Lundin Mining Corp.	549,708	3,306,857

		$4,662,491
Natural Gas - Distribution - 0.3%
New Jersey Resources Corp.	99,716	$3,928,810
Sempra Energy	7,714	850,777

		$4,779,587

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 0.7%
Cheniere Energy, Inc. (a)	183,995	$8,840,960
Enterprise Products Partners LP	85,023	2,383,195

		$11,224,155
Network & Telecom - 1.2%
Cisco Systems, Inc.	153,571	$5,249,057
Ixia (a)	246,710	4,835,516
Motorola Solutions, Inc.	103,749	8,193,059

		$18,277,632
Oil Services - 1.0%
Forum Energy Technologies, Inc. (a)	84,937	$1,843,133
Keane Group, Inc. (a)(l)	65,888	1,154,358
Oil States International, Inc. (a)	35,601	1,310,117
Schlumberger Ltd.	150,716	12,111,538

		$16,419,146
Other Banks & Diversified Financials - 8.6%
Bank of The Ozarks, Inc.	122,455	$6,701,962
Citigroup, Inc. (s)	661,802	39,582,378
Discover Financial Services	228,219	16,235,500
EuroDekania Ltd.	580,280	94,518
First Republic Bank	53,577	5,027,130
Northern Trust Corp.	71,435	6,239,847
Signature Bank (a)	28,735	4,526,050
Texas Capital Bancshares, Inc. (a)	35,264	3,143,786
U.S. Bancorp	403,108	22,170,940
Visa, Inc., “A”	216,154	19,008,583
Wintrust Financial Corp.	105,580	7,781,246
Zions Bancorporation	113,407	5,091,974

		$135,603,914
Pharmaceuticals - 4.0%
Allergan PLC	54,445	$13,329,225
Eli Lilly & Co.	142,862	11,830,402
Pfizer, Inc.	668,718	22,816,658
Zoetis, Inc.	274,924	14,656,198

		$62,632,483
Pollution Control - 0.5%
Clean Harbors, Inc. (a)	70,126	$4,064,503
Waste Connections, Inc.	48,184	4,210,800

		$8,275,303

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 1.2%
Canadian Pacific Railway Ltd.	55,764	$8,224,075
Union Pacific Corp.	104,809	11,313,083

		$19,537,158
Real Estate - 3.6%
Gramercy Property Trust, REIT	265,897	$7,434,480
Life Storage, Inc., REIT	79,727	7,066,204
Medical Properties Trust, Inc., REIT	1,495,973	20,075,958
Store Capital Corp., REIT	273,492	6,812,686
Sun Communities, Inc., REIT	59,366	4,917,286
Tanger Factory Outlet Centers, Inc., REIT	197,071	6,674,795
Washington Prime Group, Inc., REIT	351,389	3,257,376

		$56,238,785
Restaurants - 1.6%
Aramark	182,155	$6,510,220
Panera Bread Co., “A” (a)	25,077	5,787,772
Starbucks Corp.	236,304	13,438,608

		$25,736,600
Specialty Chemicals - 0.3%
Univar, Inc. (a)	150,156	$4,835,023

Specialty Stores - 2.5%
Amazon.com, Inc. (a)	17,345	$14,657,219
Express, Inc. (a)	426,551	4,794,433
Lululemon Athletica, Inc. (a)	42,056	2,744,575
Michaels Co., Inc. (a)	200,319	4,024,409
Ross Stores, Inc.	63,250	4,337,685
Tractor Supply Co.	65,047	4,612,483
Urban Outfitters, Inc. (a)	196,606	5,117,654

		$40,288,458
Telecommunications - Wireless - 2.2%
American Tower Corp., REIT	186,302	$21,385,607
SBA Communications Corp., REIT (a)	111,292	12,884,275

		$34,269,882
Telephone Services - 0.9%
Verizon Communications, Inc.	279,775	$13,885,233

Tobacco - 1.0%
Philip Morris International, Inc.	147,991	$16,182,816

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 0.2%
Swift Transportation Co. (a)	144,528	$3,139,148

Utilities - Electric Power - 2.7%
Alliant Energy Corp.	81,207	$3,206,052
American Electric Power Co., Inc.	76,781	5,142,024
CMS Energy Corp.	109,167	4,860,115
Exelon Corp.	145,364	5,336,312
NextEra Energy, Inc.	60,556	7,932,836
PG&E Corp.	81,258	5,423,972
PNM Resources, Inc.	95,055	3,450,497
Xcel Energy, Inc.	164,260	7,179,805

		$42,531,613
Total Common Stocks (Identified Cost, $1,249,747,769)		$1,574,349,410

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $8,348,873)	8,348,873	$8,348,873

Collateral for Securities Loaned - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50% (j) (Identified Cost, $1,645,446)	1,645,446	$1,645,446
Total Investments (Identified Cost, $1,259,742,088)		$1,584,343,729

Securities Sold Short - (0.3)%
Telecommunications - Wireless - (0.3)%
Crown Castle International Corp., REIT (Proceeds Received $3,678,192)	(44,300)	$(4,143,379)

Other Assets, Less Liabilities - (0.1)%		(1,532,420)
Net Assets - 100.0%		$1,578,667,930

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

At February 28, 2017, the fund had cash collateral of $50,084 and other liquid securities with an aggregate value of $3,837,112 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,251,393,215)	$1,575,994,856
Underlying affiliated funds, at value (identified cost, $8,348,873)	8,348,873
Total investments, at value, including $1,578,224 of securities on loan (identified cost, $1,259,742,088)	$1,584,343,729
Cash	21,407
Foreign currency, at value (identified cost, $14)	14
Deposits with brokers	50,084
Receivables for
Investments sold	785,536
Fund shares sold	2,664,237
Interest and dividends	1,699,059
Other assets	6,785
Total assets	$1,589,570,851
Liabilities
Payables for
Securities sold short, at value (proceeds received, $3,678,192)	$4,143,379
Investments purchased	787,962
Fund shares reacquired	3,666,405
Collateral for securities loaned, at value	1,645,446
Payable to affiliates
Investment adviser	51,217
Shareholder servicing costs	478,087
Distribution and service fees	16,352
Payable for independent Trustees’ compensation	60,003
Accrued expenses and other liabilities	54,070
Total liabilities	$10,902,921
Net assets	$1,578,667,930
Net assets consist of
Paid-in capital	$1,189,954,279
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	324,136,454
Accumulated net realized gain (loss) on investments and foreign currency	58,935,554
Undistributed net investment income	5,641,643
Net assets	$1,578,667,930
Shares of beneficial interest outstanding	55,685,949

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$951,288,905	33,678,630	$28.25
Class B	28,680,728	1,133,893	25.29
Class C	92,984,280	3,716,227	25.02
Class I	131,617,917	4,430,833	29.71
Class R1	3,092,775	123,689	25.00
Class R2	15,434,767	558,781	27.62
Class R3	29,147,469	1,036,288	28.13
Class R4	20,157,300	708,697	28.44
Class R6	306,263,789	10,298,911	29.74

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $29.97 [100 / 94.25 x $28.25]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$13,219,897
Dividends from underlying affiliated funds	32,766
Other	14,783
Interest	10,565
Foreign taxes withheld	(19,473)
Total investment income	$13,258,538
Expenses
Management fee	$4,447,534
Distribution and service fees	1,880,466
Shareholder servicing costs	929,495
Administrative services fee	120,763
Independent Trustees’ compensation	20,668
Custodian fee	38,285
Reimbursement of custodian expenses	(96,938)
Shareholder communications	53,336
Audit and tax fees	27,446
Legal fees	6,593
Dividend and interest expense on securities sold short	90,436
Miscellaneous	102,651
Total expenses	$7,620,735
Reduction of expenses by investment adviser and distributor	(81,330)
Net expenses	$7,539,405
Net investment income	$5,719,133
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$64,541,852
Underlying affiliated funds	542
Foreign currency	(1,628)
Net realized gain (loss) on investments and foreign currency	$64,540,766
Change in unrealized appreciation (depreciation)
Investments	$70,562,816
Securities sold short	(85,055)
Translation of assets and liabilities in foreign currencies	6
Net unrealized gain (loss) on investments and foreign currency translation	$70,477,767
Net realized and unrealized gain (loss) on investments and foreign currency	$135,018,533
Change in net assets from operations	$140,737,666

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16
From operations
Net investment income	$5,719,133	$9,712,129
Net realized gain (loss) on investments and foreign currency	64,540,766	46,889,142
Net unrealized gain (loss) on investments and foreign currency translation	70,477,767	63,937,563
Change in net assets from operations	$140,737,666	$120,538,834
Distributions declared to shareholders
From net investment income	$(9,436,060)	$(5,821,876)
From net realized gain on investments	(45,657,546)	(119,401,189)
Total distributions declared to shareholders	$(55,093,606)	$(125,223,065)
Change in net assets from fund share transactions	$(59,972,258)	$309,510,191
Total change in net assets	$25,671,802	$304,825,960
Net assets
At beginning of period	1,552,996,128	1,248,170,168
At end of period (including undistributed net investment income of $5,641,643 and $9,358,570, respectively)	$1,578,667,930	$1,552,996,128

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$26.72		$27.19	$29.19	$23.82	$19.68	$17.20
Income (loss) from investment operations
Net investment income (d)	$0.10	(c)	$0.18	$0.15	$0.13	$0.18	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	2.40		2.08	0.13	5.41	4.07	2.47
Total from investment operations	$2.50		$2.26	$0.28	$5.54	$4.25	$2.58
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.14)	$(0.13)	$(0.17)	$(0.11)	$(0.10)
From net realized gain on investments	(0.81)		(2.59)	(2.15)	—	—	—
Total distributions declared to shareholders	$(0.97)		$(2.73)	$(2.28)	$(0.17)	$(0.11)	$(0.10)
Net asset value, end of period (x)	$28.25		$26.72	$27.19	$29.19	$23.82	$19.68
Total return (%) (r)(s)(t)(x)	9.54	(c)(n)	9.09	0.98	23.33	21.69	15.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)(c)	1.07	1.05	1.05	1.11	1.15
Expenses after expense reductions (f)	1.01	(a)(c)	1.05	1.04	1.04	1.11	1.15
Net investment income	0.73	(a)(c)	0.70	0.52	0.49	0.81	0.61
Portfolio turnover	30	(n)	68	53	48	58	65
Net assets at end of period (000 omitted)	$951,289		$959,812	$963,167	$1,002,028	$873,139	$686,616
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.00	(a)(c)	1.04	1.03	1.04	1.10	1.15

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$23.96		$24.70	$26.78	$21.88	$18.11	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(c)(w)	$(0.02)	$(0.06)	$(0.06)	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.14		1.87	0.13	4.96	3.76	2.27
Total from investment operations	$2.14		$1.85	$0.07	$4.90	$3.77	$2.25
Less distributions declared to shareholders
From net realized gain on investments	$(0.81)		$(2.59)	$(2.15)	$—	$—	$—
Net asset value, end of period (x)	$25.29		$23.96	$24.70	$26.78	$21.88	$18.11
Total return (%) (r)(s)(t)(x)	9.10	(c)(n)	8.24	0.25	22.39	20.82	14.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)(c)	1.82	1.80	1.80	1.86	1.91
Expenses after expense reductions (f)	1.76	(a)(c)	1.81	1.80	1.80	1.86	1.90
Net investment income (loss)	(0.03	)(a)(c)	(0.07)	(0.23)	(0.26)	0.07	(0.14)
Portfolio turnover	30	(n)	68	53	48	58	65
Net assets at end of period (000 omitted)	$28,681		$30,324	$34,126	$40,536	$40,495	$43,320
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.75	(a)(c)	1.79	1.79	1.80	1.86	1.90

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$23.71		$24.47	$26.55	$21.72	$17.98	$15.74
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(c)(w)	$(0.01)	$(0.06)	$(0.06)	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.12		1.84	0.13	4.92	3.73	2.26
Total from investment operations	$2.12		$1.83	$0.07	$4.86	$3.74	$2.24
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.03)	$—	$—
From net realized gain on investments	(0.81)		(2.59)	(2.15)	—	—	—
Total distributions declared to shareholders	$(0.81)		$(2.59)	$(2.15)	$(0.03)	$—	$—
Net asset value, end of period (x)	$25.02		$23.71	$24.47	$26.55	$21.72	$17.98
Total return (%) (r)(s)(t)(x)	9.11	(c)(n)	8.24	0.26	22.38	20.80	14.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)(c)	1.82	1.80	1.80	1.86	1.90
Expenses after expense reductions (f)	1.76	(a)(c)	1.81	1.80	1.80	1.86	1.90
Net investment income (loss)	(0.02	)(a)(c)	(0.05)	(0.23)	(0.26)	0.06	(0.14)
Portfolio turnover	30	(n)	68	53	48	58	65
Net assets at end of period (000 omitted)	$92,984		$89,160	$88,020	$89,702	$78,777	$64,258
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.75	(a)(c)	1.79	1.79	1.80	1.86	1.90

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$28.10		$28.44	$30.43	$24.82	$20.49	$17.91
Income (loss) from investment operations
Net investment income (d)	$0.14	(c)	$0.29	$0.23	$0.21	$0.24	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.52		2.15	0.13	5.62	4.25	2.57
Total from investment operations	$2.66		$2.44	$0.36	$5.83	$4.49	$2.73
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.19)	$(0.20)	$(0.22)	$(0.16)	$(0.15)
From net realized gain on investments	(0.81)		(2.59)	(2.15)	—	—	—
Total distributions declared to shareholders	$(1.05)		$(2.78)	$(2.35)	$(0.22)	$(0.16)	$(0.15)
Net asset value, end of period (x)	$29.71		$28.10	$28.44	$30.43	$24.82	$20.49
Total return (%) (r)(s)(x)	9.67	(c)(n)	9.36	1.23	23.61	22.03	15.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)(c)	0.81	0.80	0.80	0.86	0.90
Expenses after expense reductions (f)	0.76	(a)(c)	0.80	0.80	0.80	0.86	0.90
Net investment income	1.00	(a)(c)	1.07	0.77	0.73	1.05	0.86
Portfolio turnover	30	(n)	68	53	48	58	65
Net assets at end of period (000 omitted)	$131,618		$61,739	$49,768	$45,089	$29,812	$20,441
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.75	(a)(c)	0.79	0.79	0.80	0.86	0.90

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R1			2016	2015	2014		2013	2012

Net asset value, beginning of period	$23.70		$24.45	$26.54	$21.69		$17.95	$15.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(c)(w)	$(0.02)	$(0.06)	$(0.06)		$0.02	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.11		1.86	0.12	4.91		3.72	2.25
Total from investment operations	$2.11		$1.84	$0.06	$4.85		$3.74	$2.23
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)	$—	$—
From net realized gain on investments	(0.81)		(2.59)	(2.15)	—		—	—
Total distributions declared to shareholders	$(0.81)		$(2.59)	$(2.15)	$(0.00	)(w)	$—	$—
Net asset value, end of period (x)	$25.00		$23.70	$24.45	$26.54		$21.69	$17.95
Total return (%) (r)(s)(x)	9.07	(c)(n)	8.29	0.22	22.38		20.84	14.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)(c)	1.82	1.80	1.80		1.86	1.90
Expenses after expense reductions (f)	1.76	(a)(c)	1.81	1.80	1.80		1.86	1.90
Net investment income (loss)	(0.03	)(a)(c)	(0.09)	(0.23)	(0.26)		0.08	(0.14)
Portfolio turnover	30	(n)	68	53	48		58	65
Net assets at end of period (000 omitted)	$3,093		$2,935	$3,625	$4,132		$3,839	$4,098
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.75	(a)(c)	1.80	1.79	1.80		1.85	1.90

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$26.12		$26.62	$28.59	$23.35	$19.28	$16.86
Income (loss) from investment operations
Net investment income (d)	$0.06	(c)	$0.11	$0.07	$0.06	$0.12	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.34		2.04	0.14	5.29	4.00	2.42
Total from investment operations	$2.40		$2.15	$0.21	$5.35	$4.12	$2.48
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.06)	$(0.03)	$(0.11)	$(0.05)	$(0.06)
From net realized gain on investments	(0.81)		(2.59)	(2.15)	—	—	—
Total distributions declared to shareholders	$(0.90)		$(2.65)	$(2.18)	$(0.11)	$(0.05)	$(0.06)
Net asset value, end of period (x)	$27.62		$26.12	$26.62	$28.59	$23.35	$19.28
Total return (%) (r)(s)(x)	9.36	(c)(n)	8.82	0.75	22.96	21.44	14.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)(c)	1.32	1.30	1.30	1.36	1.40
Expenses after expense reductions (f)	1.26	(a)(c)	1.31	1.30	1.30	1.36	1.40
Net investment income	0.48	(a)(c)	0.46	0.27	0.24	0.56	0.36
Portfolio turnover	30	(n)	68	53	48	58	65
Net assets at end of period (000 omitted)	$15,435		$15,932	$16,332	$19,434	$19,625	$17,369
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.25	(a)(c)	1.29	1.29	1.30	1.36	1.40

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$26.61		$27.10	$29.10	$23.75	$19.63	$17.16
Income (loss) from investment operations
Net investment income (d)	$0.09	(c)	$0.18	$0.15	$0.13	$0.18	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	2.40		2.06	0.13	5.39	4.05	2.47
Total from investment operations	$2.49		$2.24	$0.28	$5.52	$4.23	$2.58
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.14)	$(0.13)	$(0.17)	$(0.11)	$(0.11)
From net realized gain on investments	(0.81)		(2.59)	(2.15)	—	—	—
Total distributions declared to shareholders	$(0.97)		$(2.73)	$(2.28)	$(0.17)	$(0.11)	$(0.11)
Net asset value, end of period (x)	$28.13		$26.61	$27.10	$29.10	$23.75	$19.63
Total return (%) (r)(s)(x)	9.53	(c)(n)	9.06	0.99	23.32	21.68	15.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)(c)	1.07	1.05	1.05	1.11	1.15
Expenses after expense reductions (f)	1.01	(a)(c)	1.06	1.05	1.05	1.11	1.15
Net investment income	0.69	(a)(c)	0.71	0.52	0.49	0.81	0.61
Portfolio turnover	30	(n)	68	53	48	58	65
Net assets at end of period (000 omitted)	$29,147		$77,217	$65,775	$68,977	$58,381	$46,833
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.00	(a)(c)	1.04	1.04	1.05	1.10	1.15

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$26.93		$27.39	$29.40	$23.99	$19.81	$17.32
Income (loss) from investment operations
Net investment income (d)	$0.13	(c)	$0.23	$0.22	$0.20	$0.23	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.42		2.11	0.12	5.44	4.11	2.48
Total from investment operations	$2.55		$2.34	$0.34	$5.64	$4.34	$2.64
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.21)	$(0.20)	$(0.23)	$(0.16)	$(0.15)
From net realized gain on investments	(0.81)		(2.59)	(2.15)	—	—	—
Total distributions declared to shareholders	$(1.04)		$(2.80)	$(2.35)	$(0.23)	$(0.16)	$(0.15)
Net asset value, end of period (x)	$28.44		$26.93	$27.39	$29.40	$23.99	$19.81
Total return (%) (r)(s)(x)	9.65	(c)(n)	9.36	1.22	23.62	22.03	15.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)(c)	0.82	0.80	0.81	0.86	0.91
Expenses after expense reductions (f)	0.76	(a)(c)	0.81	0.80	0.80	0.86	0.90
Net investment income	0.97	(a)(c)	0.90	0.76	0.72	1.04	0.86
Portfolio turnover	30	(n)	68	53	48	58	65
Net assets at end of period (000 omitted)	$20,157		$15,799	$21,159	$19,706	$6,165	$1,871
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.75	(a)(c)	0.79	0.79	0.80	0.86	0.90

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R6			2016	2015	2014	2013 (i)

Net asset value, beginning of period	$28.13		$28.49	$30.47	$24.84	$21.02
Income (loss) from investment operations
Net investment income (d)	$0.15	(c)	$0.58	$0.24	$0.23	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	2.53		1.89	0.15	5.64	3.60
Total from investment operations	$2.68		$2.47	$0.39	$5.87	$3.82
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.24)	$(0.22)	$(0.24)	$—
From net realized gain on investments	(0.81)		(2.59)	(2.15)	—	—
Total distributions declared to shareholders	$(1.07)		$(2.83)	$(2.37)	$(0.24)	$—
Net asset value, end of period (x)	$29.74		$28.13	$28.49	$30.47	$24.84
Total return (%) (r)(s)(x)	9.71	(c)(n)	9.46	1.34	23.73	18.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)(c)	0.70	0.71	0.71	0.76	(a)
Expenses after expense reductions (f)	0.67	(a)(c)	0.69	0.70	0.71	0.76	(a)
Net investment income	1.07	(a)(c)	2.10	0.82	0.80	1.39	(a)
Portfolio turnover	30	(n)	68	53	48	58
Net assets at end of period (000 omitted)	$306,264		$300,078	$6,198	$2,492	$119
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.65	(a)(c)	0.68	0.69	0.71	0.75	(a)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

26

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

27

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,540,612,894	$—	$—	$1,540,612,894
Canada	28,777,395	—	—	28,777,395
Hong Kong	4,864,603	—	—	4,864,603
Cayman Islands	—	—	94,518	94,518
Mutual Funds	9,994,319	—	—	9,994,319
Total Investments	$1,584,249,211	$—	$94,518	$1,584,343,729
Short Sales	$(4,143,379)	$—	$—	$(4,143,379)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/16	$106,800
Change in unrealized appreciation (depreciation)	(12,282)
Balance as of 2/28/17	$94,518

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2017 is $(12,282). At February 28, 2017, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

28

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2017, this expense amounted to $90,436. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,578,224. The fair value of the fund’s investment securities on loan and a related liability of $1,645,446 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest”

29

Notes to Financial Statements (unaudited) – continued

income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

30

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Ordinary income (including any short-term capital gains)	$31,546,985
Long-term capital gains	93,676,080
Total distributions	$125,223,065

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$1,265,085,656
Gross appreciation	340,827,387
Gross depreciation	(21,569,314)
Net unrealized appreciation (depreciation)	$319,258,073

As of 8/31/16
Undistributed ordinary income	9,435,240
Undistributed long-term capital gain	45,591,036
Other temporary differences	(652,031)
Net unrealized appreciation (depreciation)	248,695,346

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

31

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/17	Year ended 8/31/16	Six months ended 2/28/17	Year ended 8/31/16
Class A	$5,449,582	$4,837,428	$27,694,526	$90,892,526
Class B	—	—	945,376	3,440,854
Class C	—	—	2,955,565	9,325,733
Class I	754,521	201,876	2,519,538	2,740,510
Class R1	—	—	96,384	335,219
Class R2	52,754	34,231	473,485	1,562,467
Class R3	410,529	378,052	2,119,784	6,813,962
Class R4	134,267	159,292	482,870	1,970,391
Class R6	2,634,407	210,997	8,370,018	2,319,527
Total	$9,436,060	$5,821,876	$45,657,546	$119,401,189

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period September 1, 2016 to December 28, 2016, the management fee was computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The investment adviser had agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $2.5 billion. This written agreement terminated on December 28, 2016. For the period September 1, 2016 to December 28, 2016, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement.

Effective December 29, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Next $2 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $55,819, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.57% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $113,668 for the six months ended February 28, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

32

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$1,161,856
Class B	0.75%	0.25%	1.00%	1.00%	142,882
Class C	0.75%	0.25%	1.00%	1.00%	440,213
Class R1	0.75%	0.25%	1.00%	1.00%	14,517
Class R2	0.25%	0.25%	0.50%	0.50%	38,228
Class R3	—	0.25%	0.25%	0.25%	82,770
Total Distribution and Service Fees					$1,880,466

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2017, this rebate amounted to $24,258, $153, and $1,100 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$3,685
Class B	19,543
Class C	3,540

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $192,474, which equated to 0.0252% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder

33

Notes to Financial Statements (unaudited) – continued

servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $737,021.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0158% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,404 and the Retirement Deferral plan resulted in an expense of $3,461. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $59,990 at February 28, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $1,423 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

34

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended February 28, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $4,115,863 and $3,829,724, respectively. The sales transactions resulted in net realized gains (losses) of $488,043.

On September 9, 2015, MFS redeemed 5,198 shares of Class R6 for an aggregate amount of $145,960.

On March 16, 2016, MFS redeemed 5,080 shares of Class I for an aggregate amount of $130,053.

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments, other than short sales, and short-term obligations, aggregated $461,006,995 and $567,464,673, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,683,375	$45,501,294	3,602,883	$91,608,281
Class B	54,067	1,309,207	99,638	2,294,543
Class C	211,358	5,064,925	444,615	10,149,560
Class I	3,033,445	86,554,283	1,937,682	51,360,121
Class R1	12,490	295,762	18,909	430,724
Class R2	54,645	1,451,114	110,868	2,776,509
Class R3	118,662	3,191,898	645,573	16,350,991
Class R4	150,196	4,045,058	139,594	3,632,945
Class R6	624,239	17,760,775	13,414,972	362,811,859
	5,942,477	$165,174,316	20,414,734	$541,415,533

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,190,197	$31,992,477	3,680,296	$91,308,144
Class B	38,514	928,598	149,513	3,344,607
Class C	111,646	2,662,764	384,993	8,519,904
Class I	109,935	3,106,763	100,168	2,608,371
Class R1	4,043	96,384	15,155	335,219
Class R2	18,727	492,514	61,784	1,500,738
Class R3	94,520	2,530,313	291,057	7,192,014
Class R4	22,806	617,137	85,323	2,129,683
Class R6	347,084	9,815,545	19,790	515,529
	1,937,472	$52,242,495	4,788,079	$117,454,209

Shares reacquired
Class A	(5,113,857)	$(138,040,820)	(6,784,949)	$(173,381,880)
Class B	(224,223)	(5,409,392)	(365,426)	(8,386,396)
Class C	(367,047)	(8,765,389)	(666,933)	(15,103,026)
Class I	(909,692)	(25,774,677)	(1,590,445)	(42,872,281)
Class R1	(16,694)	(394,411)	(58,470)	(1,365,455)
Class R2	(124,597)	(3,300,831)	(176,105)	(4,439,122)
Class R3	(2,078,144)	(56,201,525)	(462,335)	(11,719,670)
Class R4	(50,930)	(1,405,175)	(410,675)	(10,249,449)
Class R6	(1,340,528)	(38,096,849)	(2,984,209)	(81,842,272)
	(10,225,712)	$(277,389,069)	(13,499,547)	$(349,359,551)

Net change
Class A	(2,240,285)	$(60,547,049)	498,230	$9,534,545
Class B	(131,642)	(3,171,587)	(116,275)	(2,747,246)
Class C	(44,043)	(1,037,700)	162,675	3,566,438
Class I	2,233,688	63,886,369	447,405	11,096,211
Class R1	(161)	(2,265)	(24,406)	(599,512)
Class R2	(51,225)	(1,357,203)	(3,453)	(161,875)
Class R3	(1,864,962)	(50,479,314)	474,295	11,823,335
Class R4	122,072	3,257,020	(185,758)	(4,486,821)
Class R6	(369,205)	(10,520,529)	10,450,553	281,485,116
	(2,345,763)	$(59,972,258)	11,703,266	$309,510,191

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the

36

Notes to Financial Statements (unaudited) – continued

participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $5,032 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,178,267	140,851,671	(142,681,065)	8,348,873

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$542	$—	$32,766	$8,348,873

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

38

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

LVO-SEM

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Johnson & Johnson	3.0%
General Mills, Inc.	2.8%
Roche Holding AG	2.4%
Ross Stores, Inc.	2.3%
Validus Holdings Ltd.	2.2%
McDonald’s Corp.	2.1%
Integra LifeSciences Holdings Corp.	1.9%
Fisher & Paykel Healthcare Corp. Ltd.	1.9%
Lockheed Martin Corp.	1.7%

Equity sectors
Financial Services	19.1%
Utilities & Communications	17.5%
Health Care	14.7%
Consumer Staples	13.5%
Technology	10.3%
Retailing	8.1%
Leisure	3.5%
Energy	3.0%
Autos & Housing	2.8%
Basic Materials	2.6%
Industrial Goods & Services	2.3%
Special Products & Services	0.8%
Transportation	0.7%

Issuer country weightings (x)
United States	50.8%
Japan	9.4%
Canada	7.5%
Switzerland	6.7%
United Kingdom	4.4%
Hong Kong	4.0%
Taiwan	3.4%
Germany	2.4%
New Zealand	1.9%
Other Countries	9.5%

Currency exposure weightings (y)
United States Dollar	59.8%
Japanese Yen	9.4%
Swiss Franc	6.7%
British Pound Sterling	4.4%
Taiwan Dollar	3.4%
Euro	3.1%
Hong Kong Dollar	2.9%
New Zealand Dollar	1.9%
Israeli Shekel	1.4%
Other Currencies	7.0%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	1.19%	$1,000.00	$1,017.47	$5.95
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
B	Actual	1.99%	$1,000.00	$1,013.09	$9.93
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
C	Actual	1.99%	$1,000.00	$1,013.88	$9.94
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
I	Actual	0.99%	$1,000.00	$1,018.58	$4.95
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R1	Actual	1.99%	$1,000.00	$1,014.06	$9.94
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
R2	Actual	1.49%	$1,000.00	$1,015.88	$7.45
	Hypothetical (h)	1.49%	$1,000.00	$1,017.41	$7.45
R3	Actual	1.24%	$1,000.00	$1,017.18	$6.20
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R4	Actual	0.99%	$1,000.00	$1,018.54	$4.95
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R6	Actual	0.95%	$1,000.00	$1,018.78	$4.76
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.05%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)
Aerospace - 1.7%
Lockheed Martin Corp.	5,815	$1,550,163

Alcoholic Beverages - 0.4%
AmBev S.A.	63,147	$362,116

Apparel Manufacturers - 0.4%
Gildan Activewear, Inc.	15,650	$397,197

Automotive - 2.3%
Kia Motors Corp.	37,483	$1,267,941
USS Co. Ltd.	50,500	864,854

		$2,132,795
Business Services - 0.8%
Forrester Research, Inc.	19,464	$710,436

Cable TV - 0.7%
Charter Communications, Inc., “A” (a)	2,076	$670,673

Chemicals - 0.6%
Monsanto Co.	4,910	$558,905

Computer Software - 1.3%
Adobe Systems, Inc. (a)	9,955	$1,178,075

Computer Software - Systems - 1.5%
NICE Systems Ltd., ADR	19,483	$1,329,715

Construction - 0.5%
Owens Corning	7,747	$453,122

Consumer Products - 3.4%
Colgate-Palmolive Co.	8,801	$642,297
Kimberly-Clark Corp.	8,731	1,157,294
Procter & Gamble Co.	13,777	1,254,671

		$3,054,262

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 4.8%
Kyocera Corp.	23,900	$1,314,293
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	97,564	3,070,339

		$4,384,632
Energy - Independent - 0.6%
Occidental Petroleum Corp.	8,634	$565,959

Energy - Integrated - 2.3%
Exxon Mobil Corp.	15,495	$1,260,053
Royal Dutch Shell PLC, “B”	32,386	873,447

		$2,133,500
Food & Beverages - 8.5%
General Mills, Inc.	42,740	$2,580,214
Marine Harvest	34,001	594,566
Mondelez International, Inc.	13,770	604,778
Nestle S.A.	20,408	1,508,731
Pinnacle Foods, Inc.	9,195	525,310
Sligro Food Group N.V.	17,563	651,962
Toyo Suisan Kaisha Ltd.	35,700	1,309,217

		$7,774,778
Food & Drug Stores - 3.3%
CVS Health Corp.	8,932	$719,741
Dairy Farm International Holdings Ltd.	114,100	973,273
Lawson, Inc.	11,100	765,722
METRO, Inc., “A”	18,245	532,020

		$2,990,756
Insurance - 7.4%
AXIS Capital Holdings Ltd.	5,516	$382,259
Beazley PLC	116,721	628,576
Everest Re Group Ltd.	1,767	415,492
Intact Financial Corp.	13,435	958,990
Swiss Life Holding AG	2,174	684,009
Travelers Cos., Inc.	4,024	491,894
Validus Holdings Ltd.	35,487	2,046,180
XL Group Ltd.	11,929	483,005
Zurich Insurance Group AG	2,303	635,856

		$6,726,261
Internet - 1.8%
Alphabet, Inc., “A” (a)	718	$606,660
Facebook, Inc., “A” (a)	7,935	1,075,510

		$1,682,170

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 0.7%
Schindler Holding AG	3,084	$589,870

Major Banks - 2.7%
Bank of Nova Scotia	9,058	$527,085
HSBC Holdings PLC, ADR	28,919	1,165,436
Royal Bank of Canada	11,148	810,125

		$2,502,646
Medical & Health Technology & Services - 1.0%
Express Scripts Holding Co. (a)	13,348	$943,036

Medical Equipment - 5.6%
Abbott Laboratories	10,374	$467,660
Fisher & Paykel Healthcare Corp. Ltd.	269,198	1,766,460
Integra LifeSciences Holdings Corp. (a)	41,467	1,772,300
Terumo Corp.	32,700	1,133,709

		$5,140,129
Natural Gas - Distribution - 0.6%
Osaka Gas Co. Ltd.	133,000	$512,845

Natural Gas - Pipeline - 1.3%
Enbridge, Inc.	28,214	$1,180,756

Network & Telecom - 0.9%
VTech Holdings Ltd.	74,300	$838,434

Other Banks & Diversified Financials - 4.1%
Banco de Oro Unibank, Inc.	160,140	$368,340
Credicorp Ltd.	5,256	865,243
DBS Group Holdings Ltd.	56,900	760,480
Discover Financial Services	16,495	1,173,454
Sydbank A.S.	16,389	567,099

		$3,734,616
Pharmaceuticals - 8.1%
Johnson & Johnson	22,297	$2,724,916
Merck & Co., Inc.	22,347	1,471,997
Novartis AG	7,084	552,980
Pfizer, Inc.	13,019	444,208
Roche Holding AG	9,039	2,202,263

		$7,396,364

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 0.8%
Canadian National Railway Co.	9,757	$680,746

Real Estate - 4.9%
AvalonBay Communities, Inc., REIT	7,757	$1,425,581
Grand City Properties S.A.	73,885	1,407,753
Public Storage, Inc., REIT	3,227	734,013
Starwood Property Trust, Inc., REIT	18,916	432,420
Store Capital Corp., REIT	20,372	507,467

		$4,507,234
Restaurants - 2.7%
McDonald’s Corp.	14,733	$1,880,667
Whitbread PLC	13,045	619,149

		$2,499,816
Specialty Chemicals - 1.9%
PTT Global Chemical PLC	491,000	$1,002,242
Symrise AG	12,388	770,501

		$1,772,743
Specialty Stores - 4.4%
ABC-MART, Inc.	19,600	$1,181,112
Home Depot, Inc.	4,612	668,325
Ross Stores, Inc.	30,957	2,123,031

		$3,972,468
Telecommunications - Wireless - 3.5%
KDDI Corp.	56,200	$1,470,219
SBA Communications Corp., REIT (a)	8,779	1,016,345
Vodafone Group PLC	287,553	720,400

		$3,206,964
Telephone Services - 4.3%
BCE, Inc.	8,731	$381,021
HKT Trust and HKT Ltd.	408,000	544,498
TDC A.S. (a)	103,357	556,198
TELUS Corp.	42,360	1,377,971
Verizon Communications, Inc.	20,623	1,023,519

		$3,883,207
Tobacco - 1.2%
Altria Group, Inc.	10,086	$755,643
British American Tobacco	34,200	373,581

		$1,129,224

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 7.9%
Alliant Energy Corp.	24,640	$972,787
American Electric Power Co., Inc.	13,109	877,910
CLP Holdings Ltd.	126,500	1,286,526
Dominion Resources, Inc.	7,787	604,583
Duke Energy Corp.	4,415	364,458
PG&E Corp.	20,115	1,342,676
WEC Energy Group, Inc.	14,909	898,565
Xcel Energy, Inc.	20,790	908,731

		$7,256,236
Total Common Stocks (Identified Cost, $83,124,210)		$90,402,849

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $882,791)	882,794	$882,794
Total Investments (Identified Cost, $84,007,001)		$91,285,643

Other Assets, Less Liabilities - 0.1%		129,708
Net Assets - 100.0%		$91,415,351

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $83,124,210)	$90,402,849
Underlying affiliated funds, at value (identified cost, $882,791)	882,794
Total investments, at value (identified cost, $84,007,001)	$91,285,643
Receivables for
Fund shares sold	79,355
Dividends	235,766
Receivable from distributor	314
Other assets	51,832
Total assets	$91,652,910
Liabilities
Payable for fund shares reacquired	$156,710
Payable to affiliates
Investment adviser	3,466
Shareholder servicing costs	4,474
Payable for independent Trustees’ compensation	15
Deferred country tax expense payable	21,941
Accrued expenses and other liabilities	50,953
Total liabilities	$237,559
Net assets	$91,415,351
Net assets consist of
Paid-in capital	$85,433,108
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $21,941 deferred country tax)	7,257,412
Accumulated net realized gain (loss) on investments and foreign currency	(1,405,839)
Undistributed net investment income	130,670
Net assets	$91,415,351
Shares of beneficial interest outstanding	7,617,303

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,888,835	656,876	$12.01
Class B	274,633	23,014	11.93
Class C	1,859,638	156,018	11.92
Class I	30,292,529	2,522,846	12.01
Class R1	56,377	4,703	11.99
Class R2	75,208	6,263	12.01
Class R3	56,995	4,742	12.02
Class R4	57,215	4,764	12.01
Class R6	50,853,921	4,238,077	12.00

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.74 [100 / 94.25 x $12.01]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$861,645
Dividends from underlying affiliated funds	2,301
Foreign taxes withheld	(31,627)
Total investment income	$832,319
Expenses
Management fee	$248,899
Distribution and service fees	19,667
Shareholder servicing costs	10,445
Administrative services fee	10,731
Independent Trustees’ compensation	862
Custodian fee	16,511
Shareholder communications	4,972
Audit and tax fees	26,392
Legal fees	261
Registration fees	61,459
Miscellaneous	8,592
Total expenses	$408,791
Reduction of expenses by investment adviser and distributor	(21,200)
Net expenses	$387,591
Net investment income	$444,728
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$115,181
Underlying affiliated funds	(1)
Foreign currency	(2,548)
Net realized gain (loss) on investments and foreign currency	$112,632
Change in unrealized appreciation (depreciation)
Investments (net of $20,341 increase in deferred country tax)	$1,326,855
Translation of assets and liabilities in foreign currencies	740
Net unrealized gain (loss) on investments and foreign currency translation	$1,327,595
Net realized and unrealized gain (loss) on investments and foreign currency	$1,440,227
Change in net assets from operations	$1,884,955

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16
From operations
Net investment income	$444,728	$885,961
Net realized gain (loss) on investments and foreign currency	112,632	(893,725)
Net unrealized gain (loss) on investments and foreign currency translation	1,327,595	6,082,464
Change in net assets from operations	$1,884,955	$6,074,700
Distributions declared to shareholders
From net investment income	$(488,036)	$(882,213)
Change in net assets from fund share transactions	$23,942,631	$25,075,711
Total change in net assets	$25,339,550	$30,268,198
Net assets
At beginning of period	66,075,801	35,807,603
At end of period (including undistributed net investment income of $130,670 and $173,978, respectively)	$91,415,351	$66,075,801

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class A			2016	2015
	(unaudited)
Net asset value, beginning of period	$11.87		$10.75	$10.92	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.18	$0.19	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		1.11	(0.22)	0.86
Total from investment operations	$0.21		$1.29	$(0.03)	$1.01
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.17)	$(0.12)	$(0.09)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$(0.07)		$(0.17)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$12.01		$11.87	$10.75	$10.92
Total return (%) (r)(s)(t)(x)	1.75	(n)	12.12	(0.36)	10.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.51	1.88	5.81	(a)
Expenses after expense reductions (f)	1.19	(a)	1.19	1.23	1.22	(a)
Net investment income	1.00	(a)(l)	1.56	1.65	1.86	(a)
Portfolio turnover	17	(n)	28	61	28	(n)
Net assets at end of period (000 omitted)	$7,889		$7,473	$3,981	$800

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class B			2016	2015
	(unaudited)
Net asset value, beginning of period	$11.79		$10.70	$10.91	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.07	$0.08	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.14		1.12	(0.20)	0.89
Total from investment operations	$0.15		$1.19	$(0.12)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.10)	$(0.07)	$(0.04)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$(0.01)		$(0.10)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$11.93		$11.79	$10.70	$10.91
Total return (%) (r)(s)(t)(x)	1.31	(n)	11.16	(1.16)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.33	2.68	6.87	(a)
Expenses after expense reductions (f)	1.99	(a)	1.98	2.01	2.07	(a)
Net investment income	0.20	(a)(l)	0.65	0.74	0.80	(a)
Portfolio turnover	17	(n)	28	61	28	(n)
Net assets at end of period (000 omitted)	$275		$341	$446	$116

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class C			2016	2015
	(unaudited)
Net asset value, beginning of period	$11.78		$10.69	$10.91	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.08	$0.10	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		1.11	(0.23)	0.89
Total from investment operations	$0.16		$1.19	$(0.13)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.10)	$(0.07)	$(0.04)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$(0.02)		$(0.10)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$11.92		$11.78	$10.69	$10.91
Total return (%) (r)(s)(t)(x)	1.39	(n)	11.22	(1.23)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.23	2.66	6.85	(a)
Expenses after expense reductions (f)	1.99	(a)	1.99	2.00	2.07	(a)
Net investment income	0.20	(a)(l)	0.74	0.89	0.82	(a)
Portfolio turnover	17	(n)	28	61	28	(n)
Net assets at end of period (000 omitted)	$1,860		$1,554	$453	$130

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31		Period ended 8/31/14 (c)
Class I			2016	2015

Net asset value, beginning of period	$11.87		$10.76	$10.93	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.21	$0.24	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		1.10	(0.25)	0.89
Total from investment operations	$0.22		$1.31	$(0.01)	$1.03
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.20)	$(0.14)	$(0.10)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$(0.08)		$(0.20)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$12.01		$11.87	$10.76	$10.93
Total return (%) (r)(s)(x)	1.86	(n)	12.34	(0.18)	10.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.17	1.63	5.85	(a)
Expenses after expense reductions (f)	0.99	(a)	0.98	1.00	1.07	(a)
Net investment income	1.15	(a)(l)	1.86	2.10	1.81	(a)
Portfolio turnover	17	(n)	28	61	28	(n)
Net assets at end of period (000 omitted)	$30,293		$10,669	$2,685	$138

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class R1			2016	2015
	(unaudited)
Net asset value, beginning of period	$11.84		$10.70	$10.91	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.08	$0.07	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		1.12	(0.19)	0.89
Total from investment operations	$0.17		$1.20	$(0.12)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.06)	$(0.07)	$(0.04)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$(0.02)		$(0.06)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$11.99		$11.84	$10.70	$10.91
Total return (%) (r)(s)(x)	1.41	(n)	11.24	(1.22)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	2.31	2.69	6.89	(a)
Expenses after expense reductions (f)	1.99	(a)	1.99	2.01	2.07	(a)
Net investment income	0.20	(a)(l)	0.69	0.66	0.79	(a)
Portfolio turnover	17	(n)	28	61	28	(n)
Net assets at end of period (000 omitted)	$56		$56	$108	$109

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class R2			2016	2015
	(unaudited)
Net asset value, beginning of period	$11.87		$10.74	$10.92	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.13	$0.13	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		1.13	(0.20)	0.89
Total from investment operations	$0.19		$1.26	$(0.07)	$0.99
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)	$(0.09)	$(0.07)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$(0.05)		$(0.13)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$12.01		$11.87	$10.74	$10.92
Total return (%) (r)(s)(x)	1.59	(n)	11.83	(0.71)	9.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.79	2.19	6.39	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.51	1.57	(a)
Net investment income	0.69	(a)(l)	1.20	1.16	1.29	(a)
Portfolio turnover	17	(n)	28	61	28	(n)
Net assets at end of period (000 omitted)	$75		$72	$112	$110

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class R3			2016	2015
	(unaudited)
Net asset value, beginning of period	$11.88		$10.76	$10.92	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.16	$0.16	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		1.12	(0.19)	0.88
Total from investment operations	$0.20		$1.28	$(0.03)	$1.00
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.16)	$(0.11)	$(0.08)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$(0.06)		$(0.16)	$(0.13)	$(0.08)
Net asset value, end of period (x)	$12.02		$11.88	$10.76	$10.92
Total return (%) (r)(s)(x)	1.72	(n)	12.05	(0.34)	10.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.56	1.94	6.14	(a)
Expenses after expense reductions (f)	1.24	(a)	1.24	1.26	1.32	(a)
Net investment income	0.95	(a)(l)	1.44	1.41	1.54	(a)
Portfolio turnover	17	(n)	28	61	28	(n)
Net assets at end of period (000 omitted)	$57		$56	$110	$110

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31		Period ended 8/31/14 (c)
Class R4			2016	2015

Net asset value, beginning of period	$11.87		$10.76	$10.93	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.19	$0.19	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		1.12	(0.20)	0.89
Total from investment operations	$0.22		$1.31	$(0.01)	$1.03
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.20)	$(0.14)	$(0.10)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$(0.08)		$(0.20)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$12.01		$11.87	$10.76	$10.93
Total return (%) (r)(s)(x)	1.85	(n)	12.32	(0.18)	10.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.31	1.69	5.89	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	1.02	1.07	(a)
Net investment income	1.20	(a)(l)	1.69	1.66	1.79	(a)
Portfolio turnover	17	(n)	28	61	28	(n)
Net assets at end of period (000 omitted)	$57		$56	$110	$110

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31		Period ended 8/31/14 (c)
Class R6			2016	2015

Net asset value, beginning of period	$11.86		$10.76	$10.92	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.20	$0.20	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		1.11	(0.20)	0.88
Total from investment operations	$0.22		$1.31	$—	$1.02
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.21)	$(0.14)	$(0.10)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$(0.08)		$(0.21)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$12.00		$11.86	$10.76	$10.92
Total return (%) (r)(s)(x)	1.88	(n)	12.37	(0.09)	10.21	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.21	1.63	5.88	(a)
Expenses after expense reductions (f)	0.95	(a)	0.93	0.97	1.06	(a)
Net investment income	1.24	(a)(l)	1.76	1.79	1.80	(a)
Portfolio turnover	17	(n)	28	61	28	(n)
Net assets at end of period (000 omitted)	$50,854		$45,799	$27,802	$5,966

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

24

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

25

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$45,466,983	$—	$—	$45,466,983
Japan	8,551,971	—	—	8,551,971
Canada	6,845,911	—	—	6,845,911
Switzerland	6,173,709	—	—	6,173,709
United Kingdom	4,007,008	—	—	4,007,008
Hong Kong	3,642,731	—	—	3,642,731
Taiwan	3,070,339	—	—	3,070,339
Germany	2,178,254	—	—	2,178,254
New Zealand	1,766,460	—	—	1,766,460
Other Countries	7,697,241	1,002,242	—	8,699,483
Mutual Funds	882,794	—	—	882,794
Total Investments	$90,283,401	$1,002,242	$—	$91,285,643

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $958,990 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

26

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial

27

Notes to Financial Statements (unaudited) – continued

statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Ordinary income (including any short-term capital gains)	$882,213

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$84,298,130
Gross appreciation	8,412,491
Gross depreciation	(1,424,978)
Net unrealized appreciation (depreciation)	$6,987,513

As of 8/31/16
Undistributed ordinary income	173,978
Capital loss carryforwards	(1,227,342)
Other temporary differences	(1,629)
Net unrealized appreciation (depreciation)	5,640,317

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(860,950)
Long-Term	(366,392)
Total	$(1,277,342)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

28

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/17	Year ended 8/31/16
Class A	$41,696	$82,410
Class B	347	3,365
Class C	3,355	6,103
Class I	127,627	84,191
Class R1	75	279
Class R2	289	699
Class R3	294	763
Class R4	369	928
Class R6	313,984	703,475
Total	$488,036	$882,213

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Next $1.5 billion of average daily net assets	0.60%
Average daily net assets in excess of $2.5 billion	0.55%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $2,805, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2017. For the six months ended February 28, 2017, this reduction amounted to $16,699, which is included in the reduction of total expenses in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,332 for the six months ended February 28, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.20%	$9,240
Class B	0.75%	0.25%	1.00%	1.00%	1,457
Class C	0.75%	0.25%	1.00%	1.00%	8,453
Class R1	0.75%	0.25%	1.00%	1.00%	271
Class R2	0.25%	0.25%	0.50%	0.50%	178
Class R3	—	0.25%	0.25%	0.25%	68
Total Distribution and Service Fees					$19,667

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2017, this rebate amounted to $1,692 and $4 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$—
Class B	1,682
Class C	736

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

30

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $2,813, which equated to 0.0073% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,632.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0280% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $64 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 10,205, 5,442, 5,439, 10,229, 5,436, 5,504, 5,545, 5,584, and 52,729 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6, respectively, for an aggregate amount of $1,123,336.

At February 28, 2017, MFS held approximately 76% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class R1, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments, other than short-term obligations, aggregated $37,349,594 and $12,841,368, respectively.

31

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	97,955	$1,142,592	352,011	$3,943,532
Class B	1,759	20,307	12,746	140,632
Class C	41,703	485,875	102,284	1,183,608
Class I	1,737,145	20,307,921	755,196	8,502,164
Class R2	180	2,100	1,057	12,124
Class R6	436,299	5,116,801	1,420,824	15,709,877
	2,315,041	$27,075,596	2,644,118	$29,491,937

Shares issued to shareholders in reinvestment of distributions
Class A	3,569	$41,696	7,402	$82,410
Class B	30	347	310	3,365
Class C	287	3,335	545	6,065
Class I	8,501	99,141	7,364	82,896
Class R1	6	75	25	279
Class R2	25	289	63	699
Class R3	25	294	69	763
Class R4	31	369	84	928
Class R6	26,006	303,656	61,837	682,663
	38,480	$449,202	77,699	$860,068

Shares reacquired
Class A	(74,328)	$(863,631)	(100,064)	$(1,122,184)
Class B	(7,683)	(90,273)	(25,828)	(281,688)
Class C	(17,875)	(204,007)	(13,294)	(142,347)
Class I	(121,902)	(1,413,498)	(112,934)	(1,224,321)
Class R1	—	—	(5,436)	(57,295)
Class R2	—	—	(5,504)	(58,232)
Class R3	—	—	(5,545)	(58,721)
Class R4	—	—	(5,584)	(59,190)
Class R6	(86,288)	(1,010,758)	(204,768)	(2,272,316)
	(308,076)	$(3,582,167)	(478,957)	$(5,276,294)

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Net change
Class A	27,196	$320,657	259,349	$2,903,758
Class B	(5,894)	(69,619)	(12,772)	(137,691)
Class C	24,115	285,203	89,535	1,047,326
Class I	1,623,744	18,993,564	649,626	7,360,739
Class R1	6	75	(5,411)	(57,016)
Class R2	205	2,389	(4,384)	(45,409)
Class R3	25	294	(5,476)	(57,958)
Class R4	31	369	(5,500)	(58,262)
Class R6	376,017	4,409,699	1,277,893	14,120,224
	2,045,445	$23,942,631	2,242,860	$25,075,711

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $208 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,086,952	20,161,722	(20,365,880)	882,794

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1)	$—	$2,301	$882,794

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

34

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® LOW VOLATILITY EQUITY FUND

LVU-SEM

MFS® LOW VOLATILITY EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Johnson & Johnson	2.1%
Facebook, Inc., “A”	2.1%
Eli Lilly & Co.	2.0%
PepsiCo, Inc.	2.0%
Costco Wholesale Corp.	1.9%
McDonald’s Corp.	1.9%
Alphabet, Inc., “A”	1.9%
Merck & Co., Inc.	1.7%
Citigroup, Inc.	1.7%
Wal-Mart Stores, Inc.	1.7%

Equity sectors
Financial Services	20.1%
Health Care	15.3%
Consumer Staples	10.2%
Technology	10.0%
Industrial Goods & Services	8.5%
Utilities & Communications	8.5%
Retailing	6.4%
Leisure	4.6%
Energy	4.0%
Special Products & Services	2.0%
Transportation	1.3%
Autos & Housing	0.5%
Basic Materials	0.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	1.19%	$1,000.00	$1,063.53	$6.09
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
B	Actual	1.95%	$1,000.00	$1,059.46	$9.96
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
C	Actual	1.95%	$1,000.00	$1,059.82	$9.96
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
I	Actual	0.95%	$1,000.00	$1,064.77	$4.86
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R1	Actual	1.95%	$1,000.00	$1,059.25	$9.96
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
R2	Actual	1.45%	$1,000.00	$1,062.61	$7.42
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
R3	Actual	1.20%	$1,000.00	$1,064.11	$6.14
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R4	Actual	0.95%	$1,000.00	$1,064.76	$4.86
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R6	Actual	0.85%	$1,000.00	$1,065.31	$4.35
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 91.8%
Issuer	Shares/Par	Value ($)
Aerospace - 3.6%
General Dynamics Corp.	2,066	$392,152
Honeywell International, Inc.	4,777	594,737
Lockheed Martin Corp.	2,197	585,676
Northrop Grumman Corp.	2,316	572,260
United Technologies Corp.	3,880	436,694

		$2,581,519
Alcoholic Beverages - 1.0%
Constellation Brands, Inc., “A”	4,630	$735,290

Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc.	4,412	$252,058

Business Services - 1.6%
Amdocs Ltd.	18,557	$1,125,482

Cable TV - 0.7%
Comcast Corp., “A”	13,532	$506,367

Computer Software - 1.4%
Intuit, Inc.	5,676	$711,997
Oracle Corp.	5,916	251,962

		$963,959
Computer Software - Systems - 1.9%
Apple, Inc.	6,275	$859,612
International Business Machines Corp.	2,695	484,615

		$1,344,227
Construction - 0.5%
Toll Brothers, Inc. (a)	10,071	$343,824

Consumer Products - 1.9%
Colgate-Palmolive Co.	4,799	$350,231
Procter & Gamble Co.	11,076	1,008,691

		$1,358,922
Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	3,746	$258,886

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 1.7%
Johnson Controls International PLC	16,795	$704,382
MSC Industrial Direct Co., Inc., “A”	4,671	469,856

		$1,174,238
Electronics - 1.1%
Texas Instruments, Inc.	10,033	$768,728

Energy - Independent - 0.7%
Occidental Petroleum Corp.	7,306	$478,908

Energy - Integrated - 2.3%
Chevron Corp.	5,676	$638,550
Exxon Mobil Corp.	11,795	959,169

		$1,597,719
Food & Beverages - 5.7%
Coca-Cola Co.	11,265	$472,679
Dr Pepper Snapple Group, Inc.	3,406	318,257
General Mills, Inc.	18,612	1,123,606
Mondelez International, Inc.	7,173	315,038
PepsiCo, Inc.	12,505	1,380,302
Pinnacle Foods, Inc.	6,921	395,397

		$4,005,279
Food & Drug Stores - 0.6%
CVS Health Corp.	5,264	$424,173

General Merchandise - 4.2%
Costco Wholesale Corp.	7,727	$1,369,070
Target Corp.	7,528	442,421
Wal-Mart Stores, Inc.	16,756	1,188,503

		$2,999,994
Health Maintenance Organizations - 1.5%
Aetna, Inc.	2,853	$367,352
UnitedHealth Group, Inc.	4,338	717,418

		$1,084,770
Insurance - 7.6%
American International Group, Inc.	6,386	$408,193
Everest Re Group Ltd.	4,995	1,174,524
Hartford Financial Services Group, Inc.	15,032	734,914
Loews Corp.	12,434	584,149
Markel Corp. (a)	931	912,129

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
MetLife, Inc.	9,132	$478,882
Travelers Cos., Inc.	3,877	473,924
Validus Holdings Ltd.	11,089	639,392

		$5,406,107
Internet - 4.0%
Alphabet, Inc., “A” (a)	1,562	$1,319,781
Facebook, Inc., “A” (a)	10,961	1,485,654

		$2,805,435
Machinery & Tools - 0.7%
Cummins, Inc.	3,527	$523,724

Major Banks - 1.2%
Goldman Sachs Group, Inc.	1,640	$406,818
PNC Financial Services Group, Inc.	3,261	414,897

		$821,715
Medical & Health Technology & Services - 1.3%
Henry Schein, Inc. (a)	3,818	$655,016
MEDNAX, Inc. (a)	3,515	250,233

		$905,249
Medical Equipment - 5.8%
Abbott Laboratories	18,565	$836,910
Becton, Dickinson and Co.	1,713	313,565
Cooper Cos., Inc.	2,589	515,573
Danaher Corp.	3,521	301,222
Medtronic PLC	12,455	1,007,734
Steris PLC	7,271	509,915
Stryker Corp.	2,256	290,031
Zimmer Biomet Holdings, Inc.	3,092	362,011

		$4,136,961
Network & Telecom - 1.7%
Cisco Systems, Inc.	28,962	$989,921
Motorola Solutions, Inc.	2,979	235,252

		$1,225,173
Oil Services - 1.1%
Schlumberger Ltd.	9,688	$778,528

Other Banks & Diversified Financials - 4.3%
Citigroup, Inc.	20,006	$1,196,559
M&T Bank Corp.	3,737	623,967

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Mastercard, Inc., “A”	4,530	$500,384
U.S. Bancorp	8,128	447,040
Visa, Inc., “A”	3,537	311,044

		$3,078,994
Pharmaceuticals - 6.7%
Eli Lilly & Co.	16,768	$1,388,558
Johnson & Johnson	12,383	1,513,326
Merck & Co., Inc.	18,623	1,226,697
Pfizer, Inc.	10,360	353,483
Zoetis, Inc.	4,719	251,570

		$4,733,634
Pollution Control - 2.5%
Republic Services, Inc.	11,986	$742,533
Waste Connections, Inc.	11,474	1,002,713

		$1,745,246
Railroad & Shipping - 1.3%
Kansas City Southern Co.	10,384	$920,334

Real Estate - 6.6%
AvalonBay Communities, Inc., REIT	3,711	$682,008
Equity Lifestyle Properties, Inc., REIT	6,156	490,141
Mid-America Apartment Communities, Inc., REIT	5,348	549,400
Public Storage, Inc., REIT	3,869	880,043
Simon Property Group, Inc., REIT	1,776	327,494
Starwood Property Trust, Inc., REIT	48,438	1,107,293
Store Capital Corp., REIT	11,787	293,614
Sun Communities, Inc., REIT	3,864	320,055

		$4,650,048
Restaurants - 3.9%
Brinker International, Inc.	21,044	$888,899
McDonald’s Corp.	10,696	1,365,344
Starbucks Corp.	9,191	522,692

		$2,776,935
Specialty Chemicals - 0.4%
Praxair, Inc.	2,219	$263,417

Specialty Stores - 1.6%
AutoZone, Inc. (a)	926	$682,045
Home Depot, Inc.	2,956	428,354

		$1,110,399

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 1.1%
Verizon Communications, Inc.	16,241	$806,041

Tobacco - 1.6%
Altria Group, Inc.	6,948	$520,544
Philip Morris International, Inc.	5,400	590,490

		$1,111,034
Utilities - Electric Power - 7.3%
Alliant Energy Corp.	20,165	$796,114
American Electric Power Co., Inc.	5,742	384,542
Consolidated Edison, Inc.	3,177	244,756
Dominion Resources, Inc.	11,464	890,065
DTE Energy Co.	3,017	305,863
Exelon Corp.	9,132	335,236
FirstEnergy Corp.	15,946	517,129
NextEra Energy, Inc.	5,686	744,866
Pinnacle West Capital Corp.	3,406	279,939
WEC Energy Group, Inc.	5,163	311,174
Xcel Energy, Inc.	8,549	373,677

		$5,183,361
Total Common Stocks (Identified Cost, $57,096,555)		$64,986,678

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $1,053,617)	1,053,620	$1,053,620
Total Investments (Identified Cost, $58,150,172)		$66,040,298

Other Assets, Less Liabilities - 6.7%		4,733,476
Net Assets - 100.0%		$70,773,774

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $57,096,555)	$64,986,678
Underlying affiliated funds, at value (identified cost, $1,053,617)	1,053,620
Total investments, at value (identified cost, $58,150,172)	$66,040,298
Receivables for
Fund shares sold	7,439,425
Dividends	105,126
Receivable from investment adviser	7,182
Other assets	48,928
Total assets	$73,640,959
Liabilities
Payables for
Investments purchased	$2,516,192
Fund shares reacquired	304,178
Payable to affiliates
Shareholder servicing costs	14,012
Distribution and service fees	663
Payable for independent Trustees’ compensation	13
Accrued expenses and other liabilities	32,127
Total liabilities	$2,867,185
Net assets	$70,773,774
Net assets consist of
Paid-in capital	$62,579,738
Unrealized appreciation (depreciation) on investments	7,890,126
Accumulated net realized gain (loss) on investments	223,112
Undistributed net investment income	80,798
Net assets	$70,773,774
Shares of beneficial interest outstanding	5,348,553

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$34,149,253	2,579,527	$13.24
Class B	1,936,320	146,551	13.21
Class C	11,516,404	873,786	13.18
Class I	21,492,692	1,622,114	13.25
Class R1	60,376	4,556	13.25
Class R2	55,995	4,211	13.30
Class R3	56,078	4,223	13.28
Class R4	56,201	4,238	13.26
Class R6	1,450,455	109,347	13.26

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.05 [100 / 94.25 x $13.24]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$686,100
Dividends from underlying affiliated funds	2,077
Foreign taxes withheld	(249)
Total investment income	$687,928
Expenses
Management fee	$181,465
Distribution and service fees	99,577
Shareholder servicing costs	37,592
Administrative services fee	9,506
Independent Trustees’ compensation	840
Custodian fee	3,938
Shareholder communications	7,654
Audit and tax fees	24,002
Legal fees	191
Registration fees	62,881
Miscellaneous	8,039
Total expenses	$435,685
Reduction of expenses by investment adviser and distributor	(50,793)
Net expenses	$384,892
Net investment income	$303,036
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$701,909
Underlying affiliated funds	(4)
Net realized gain (loss) on investments	$701,905
Change in unrealized appreciation (depreciation) on investments	$2,873,504
Net realized and unrealized gain (loss) on investments	$3,575,409
Change in net assets from operations	$3,878,445

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16
From operations
Net investment income	$303,036	$424,103
Net realized gain (loss) on investments	701,905	(287,502)
Net unrealized gain (loss) on investments	2,873,504	5,042,099
Change in net assets from operations	$3,878,445	$5,178,700
Distributions declared to shareholders
From net investment income	$(376,486)	$(300,213)
From net realized gain on investments	(134,785)	(135,911)
Total distributions declared to shareholders	$(511,271)	$(436,124)
Change in net assets from fund share transactions	$8,004,527	$38,103,303
Total change in net assets	$11,371,701	$42,845,879
Net assets
At beginning of period	59,402,073	16,556,194
At end of period (including undistributed net investment income of $80,798 and $154,248, respectively)	$70,773,774	$59,402,073

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class A			2016	2015
	(unaudited)
Net asset value, beginning of period	$12.56		$11.12	$10.82	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.14	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		1.49	0.30 (g)	0.77
Total from investment operations	$0.79		$1.64	$0.44	$0.88
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.11)	$(0.13)	$(0.06)
From net realized gain on investments	(0.03)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.11)		$(0.20)	$(0.14)	$(0.06)
Net asset value, end of period (x)	$13.24		$12.56	$11.12	$10.82
Total return (%) (r)(s)(t)(x)	6.35	(n)	14.87	4.01	8.82	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.65	2.72	4.45	(a)
Expenses after expense reductions (f)	1.19	(a)	1.19	1.18	1.15	(a)
Net investment income	1.08	(a)	1.25	1.22	1.40	(a)
Portfolio turnover	20	(n)	38	33	30	(n)
Net assets at end of period (000 omitted)	$34,149		$29,508	$11,267	$1,154

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class B			2016	2015
	(unaudited)
Net asset value, beginning of period	$12.53		$11.10	$10.81	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.06	$0.05	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		1.48	0.30 (g)	0.78
Total from investment operations	$0.74		$1.54	$0.35	$0.82
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.02)	$(0.05)	$(0.01)
From net realized gain on investments	(0.03)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.06)		$(0.11)	$(0.06)	$(0.01)
Net asset value, end of period (x)	$13.21		$12.53	$11.10	$10.81
Total return (%) (r)(s)(t)(x)	5.95	(n)	13.96	3.20	8.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.42	3.79	5.75	(a)
Expenses after expense reductions (f)	1.95	(a)	1.95	1.95	1.93	(a)
Net investment income	0.32	(a)	0.49	0.43	0.46	(a)
Portfolio turnover	20	(n)	38	33	30	(n)
Net assets at end of period (000 omitted)	$1,936		$1,885	$717	$170

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class C			2016	2015
	(unaudited)
Net asset value, beginning of period	$12.50		$11.09	$10.80	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.06	$0.05	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		1.48	0.30 (g)	0.79
Total from investment operations	$0.75		$1.54	$0.35	$0.83
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.04)	$(0.05)	$(0.03)
From net realized gain on investments	(0.03)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.07)		$(0.13)	$(0.06)	$(0.03)
Net asset value, end of period (x)	$13.18		$12.50	$11.09	$10.80
Total return (%) (r)(s)(t)(x)	5.98	(n)	13.91	3.23	8.27	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.31	3.73	5.39	(a)
Expenses after expense reductions (f)	1.95	(a)	1.95	1.95	1.93	(a)
Net investment income	0.31	(a)	0.48	0.43	0.48	(a)
Portfolio turnover	20	(n)	38	33	30	(n)
Net assets at end of period (000 omitted)	$11,516		$9,977	$1,564	$421

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class I			2016	2015
	(unaudited)
Net asset value, beginning of period	$12.57		$11.14	$10.84	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18	$0.16	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		1.48	0.30 (g)	0.80
Total from investment operations	$0.81		$1.66	$0.46	$0.91
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.14)	$(0.15)	$(0.07)
From net realized gain on investments	(0.03)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.13)		$(0.23)	$(0.16)	$(0.07)
Net asset value, end of period (x)	$13.25		$12.57	$11.14	$10.84
Total return (%) (r)(s)(x)	6.48	(n)	15.05	4.20	9.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.20	2.53	4.72	(a)
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.93	(a)
Net investment income	1.34	(a)	1.51	1.36	1.43	(a)
Portfolio turnover	20	(n)	38	33	30	(n)
Net assets at end of period (000 omitted)	$21,493		$16,123	$964	$177

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class R1			2016	2015
	(unaudited)
Net asset value, beginning of period	$12.57		$11.12	$10.82	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.06	$0.04	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.72		1.49	0.31 (g)	0.80
Total from investment operations	$0.74		$1.55	$0.35	$0.83
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.01)	$(0.04)	$(0.01)
From net realized gain on investments	(0.03)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.06)		$(0.10)	$(0.05)	$(0.01)
Net asset value, end of period (x)	$13.25		$12.57	$11.12	$10.82
Total return (%) (r)(s)(x)	5.92	(n)	13.96	3.18	8.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.56	4.18	5.92	(a)
Expenses after expense reductions (f)	1.95	(a)	1.95	1.95	1.93	(a)
Net investment income	0.32	(a)	0.48	0.39	0.40	(a)
Portfolio turnover	20	(n)	38	33	30	(n)
Net assets at end of period (000 omitted)	$60		$57	$112	$108

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class R2			2016	2015
	(unaudited)
Net asset value, beginning of period	$12.61		$11.13	$10.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12	$0.10	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		1.49	0.30 (g)	0.80
Total from investment operations	$0.79		$1.61	$0.40	$0.87
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.04)	$(0.09)	$(0.04)
From net realized gain on investments	(0.03)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.10)		$(0.13)	$(0.10)	$(0.04)
Net asset value, end of period (x)	$13.30		$12.61	$11.13	$10.83
Total return (%) (r)(s)(x)	6.26	(n)	14.57	3.69	8.69	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	2.07	3.68	5.42	(a)
Expenses after expense reductions (f)	1.45	(a)	1.45	1.45	1.43	(a)
Net investment income	0.82	(a)	0.98	0.89	0.90	(a)
Portfolio turnover	20	(n)	38	33	30	(n)
Net assets at end of period (000 omitted)	$56		$53	$113	$109

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class R3			2016	2015
	(unaudited)
Net asset value, beginning of period	$12.59		$11.14	$10.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.13	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		1.48	0.31 (g)	0.79
Total from investment operations	$0.80		$1.63	$0.44	$0.88
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.09)	$(0.12)	$(0.05)
From net realized gain on investments	(0.03)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.11)		$(0.18)	$(0.13)	$(0.05)
Net asset value, end of period (x)	$13.28		$12.59	$11.14	$10.83
Total return (%) (r)(s)(x)	6.41	(n)	14.72	4.04	8.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.82	3.43	5.17	(a)
Expenses after expense reductions (f)	1.20	(a)	1.20	1.20	1.18	(a)
Net investment income	1.07	(a)	1.23	1.14	1.15	(a)
Portfolio turnover	20	(n)	38	33	30	(n)
Net assets at end of period (000 omitted)	$56		$53	$113	$109

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class R4			2016	2015
	(unaudited)
Net asset value, beginning of period	$12.58		$11.14	$10.84	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.17	$0.16	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		1.49	0.30 (g)	0.80
Total from investment operations	$0.81		$1.66	$0.46	$0.91
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.13)	$(0.15)	$(0.07)
From net realized gain on investments	(0.03)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.13)		$(0.22)	$(0.16)	$(0.07)
Net asset value, end of period (x)	$13.26		$12.58	$11.14	$10.84
Total return (%) (r)(s)(x)	6.48	(n)	15.08	4.20	9.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.57	3.18	4.92	(a)
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.93	(a)
Net investment income	1.32	(a)	1.48	1.39	1.40	(a)
Portfolio turnover	20	(n)	38	33	30	(n)
Net assets at end of period (000 omitted)	$56		$53	$114	$109

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31		Period ended 8/31/14 (c)
Class R6			2016	2015
	(unaudited)
Net asset value, beginning of period	$12.58		$11.14	$10.84	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.16	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		1.50	0.30 (g)	0.80
Total from investment operations	$0.82		$1.68	$0.46	$0.91
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.15)	$(0.15)	$(0.07)
From net realized gain on investments	(0.03)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.14)		$(0.24)	$(0.16)	$(0.07)
Net asset value, end of period (x)	$13.26		$12.58	$11.14	$10.84
Total return (%) (r)(s)(x)	6.53	(n)	15.21	4.22	9.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.36	3.14	4.90	(a)
Expenses after expense reductions (f)	0.85	(a)	0.88	0.91	0.91	(a)
Net investment income	1.40	(a)	1.53	1.43	1.42	(a)
Portfolio turnover	20	(n)	38	33	30	(n)
Net assets at end of period (000 omitted)	$1,450		$1,693	$1,593	$1,527

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

23

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

24

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$64,986,678	$—	$—	$64,986,678
Mutual Funds	1,053,620	—	—	1,053,620
Total Investments	$66,040,298	$—	$—	$66,040,298

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

25

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Ordinary income (including any short-term capital gains)	$349,626
Long-term capital gains	86,498
Total distributions	$436,124

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$58,355,511
Gross appreciation	8,173,891
Gross depreciation	(489,104)
Net unrealized appreciation (depreciation)	$7,684,787

As of 8/31/16
Undistributed ordinary income	154,248
Capital loss carryforwards	(138,669)
Net unrealized appreciation (depreciation)	4,811,283

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(138,669)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

26

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/17	Year ended 8/31/16	Six months ended 2/28/17	Year ended 8/31/16
Class A	$208,499	$179,229	$72,819	$101,633
Class B	5,009	1,944	4,185	6,272
Class C	29,179	13,239	22,638	14,761
Class I	119,915	90,805	31,512	6,457
Class R1	152	32	129	390
Class R2	277	198	119	390
Class R3	348	400	120	390
Class R4	419	605	120	391
Class R6	12,688	13,761	3,143	5,227
Total	$376,486	$300,213	$134,785	$135,911

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.60%
Next $1.5 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $2,211, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.20%	1.95%	1.95%	0.95%	1.95%	1.45%	1.20%	0.95%	0.91%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2017. For the six months ended February 28, 2017, this reduction amounted to $46,904, which is included in the reduction of total expenses in the Statement of Operations.

27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,050 for the six months ended February 28, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$39,004
Class B	0.75%	0.25%	1.00%	1.00%	9,266
Class C	0.75%	0.25%	1.00%	1.00%	50,826
Class R1	0.75%	0.25%	1.00%	1.00%	283
Class R2	0.25%	0.25%	0.50%	0.50%	132
Class R3	—	0.25%	0.25%	0.25%	66
Total Distribution and Service Fees					$99,577

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2017, this rebate amounted to $1,674 and $4 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$9
Class B	5,696
Class C	2,669

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

28

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $3,998, which equated to 0.0132% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $33,594.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0314% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $58 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 10,176, 5,557, 10,076, 5,716, 5,552, 5,633, 5,676, 5,715, and 129,501 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6, respectively, for an aggregate amount of $2,018,148. On June 29, 2016, MFS redeemed 4,546, 4,559, 363, 371, and 379 shares, respectively, of Class B, Class I, Class R2, Class R3, and Class R4, for an aggregate amount of $125,049.

At February 28, 2017, MFS held approximately 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

29

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments, other than short-term obligations, aggregated $15,486,396 and $12,130,696, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	796,257	$10,021,081	2,092,547	$24,894,676
Class B	17,170	215,804	113,015	1,323,803
Class C	156,041	1,964,619	747,875	8,945,844
Class I	1,094,339	14,076,405	1,514,125	17,745,563
Class R6	25,050	313,883	148,602	1,724,717
	2,088,857	$26,591,792	4,616,164	$54,634,603

Shares issued to shareholders in reinvestment of distributions
Class A	22,246	$280,945	24,005	$280,852
Class B	727	9,194	712	8,216
Class C	4,079	51,466	2,377	27,828
Class I	12,005	151,427	8,111	97,262
Class R1	22	281	37	422
Class R2	32	396	50	588
Class R3	37	468	68	790
Class R4	42	539	86	996
Class R6	142	1,794	304	3,550
	39,332	$496,510	35,750	$420,504

Shares reacquired
Class A	(589,200)	$(7,437,481)	(779,292)	$(9,522,556)
Class B	(21,827)	(275,595)	(27,799)	(327,879)
Class C	(84,482)	(1,049,808)	(93,160)	(1,097,562)
Class I	(767,131)	(9,694,673)	(325,884)	(3,977,164)
Class R1	—	—	(5,552)	(60,905)
Class R2	—	—	(5,996)	(66,317)
Class R3	—	—	(6,047)	(66,925)
Class R4	—	—	(6,094)	(67,506)
Class R6	(50,459)	(626,218)	(157,202)	(1,764,990)
	(1,513,099)	$(19,083,775)	(1,407,026)	$(16,951,804)

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Net change
Class A	229,303	$2,864,545	1,337,260	$15,652,972
Class B	(3,930)	(50,597)	85,928	1,004,140
Class C	75,638	966,277	657,092	7,876,110
Class I	339,213	4,533,159	1,196,352	13,865,661
Class R1	22	281	(5,515)	(60,483)
Class R2	32	396	(5,946)	(65,729)
Class R3	37	468	(5,979)	(66,135)
Class R4	42	539	(6,008)	(66,510)
Class R6	(25,267)	(310,541)	(8,296)	(36,723)
	615,090	$8,004,527	3,244,888	$38,103,303

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $194 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	379,373	12,072,190	(11,397,943)	1,053,620

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4)	$—	$2,077	$1,053,620

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

32

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® NEW DISCOVERY FUND

NDF-SEM

MFS® NEW DISCOVERY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	2.9%
Berry Plastics Group, Inc.	2.0%
SS&C Technologies Holdings, Inc.	1.8%
Live Nation, Inc.	1.5%
Healthcare Services Group, Inc.	1.5%
NICE Systems Ltd., ADR	1.5%
Axalta Coating Systems Ltd.	1.5%
GMS, Inc.	1.4%
Steris PLC	1.4%
Cadence Design Systems, Inc.	1.4%

Equity sectors
Technology	20.0%
Health Care	19.3%
Special Products & Services	11.2%
Basic Materials	9.3%
Leisure	8.0%
Industrial Goods & Services	7.3%
Financial Services	7.0%
Autos & Housing	6.8%
Retailing	3.2%
Consumer Staples	2.9%
Energy	1.8%
Transportation	1.0%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	1.33%	$1,000.00	$1,066.59	$6.81
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
B	Actual	2.08%	$1,000.00	$1,062.89	$10.64
	Hypothetical (h)	2.08%	$1,000.00	$1,014.48	$10.39
C	Actual	2.09%	$1,000.00	$1,062.76	$10.69
	Hypothetical (h)	2.09%	$1,000.00	$1,014.43	$10.44
I	Actual	1.09%	$1,000.00	$1,067.68	$5.59
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
R1	Actual	2.09%	$1,000.00	$1,062.26	$10.69
	Hypothetical (h)	2.09%	$1,000.00	$1,014.43	$10.44
R2	Actual	1.59%	$1,000.00	$1,064.72	$8.14
	Hypothetical (h)	1.59%	$1,000.00	$1,016.91	$7.95
R3	Actual	1.34%	$1,000.00	$1,066.24	$6.87
	Hypothetical (h)	1.34%	$1,000.00	$1,018.15	$6.71
R4	Actual	1.09%	$1,000.00	$1,068.00	$5.59
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
R6	Actual	0.96%	$1,000.00	$1,068.46	$4.92
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
529A	Actual	1.37%	$1,000.00	$1,066.02	$7.02
	Hypothetical (h)	1.37%	$1,000.00	$1,018.00	$6.85
529B	Actual	2.13%	$1,000.00	$1,061.78	$10.89
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
529C	Actual	2.13%	$1,000.00	$1,062.32	$10.89
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table:

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A, Class 529A, and Class 529B shares, this rebate reduced the expense ratios above by 0.01%, 0.02%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information. Expense ratios reflect a one-time Reimbursement of Expenses by Custodian of 0.01% (See Note 2 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.8%
Issuer	Shares/Par	Value ($)
Aerospace - 1.7%
HEICO Corp.	78,894	$6,481,142
Leidos Holdings, Inc.	228,444	12,176,065

		$18,657,207
Automotive - 1.5%
Fenix Parts, Inc. (a)(h)	1,338,451	$2,676,902
Kar Auction Services, Inc.	316,343	14,178,493

		$16,855,395
Biotechnology - 4.2%
ACADIA Pharmaceuticals, Inc. (a)	110,073	$4,194,882
Alder Biopharmaceuticals, Inc. (a)	91,481	2,090,341
Amicus Therapeutics, Inc. (a)	603,432	3,916,274
Bio-Techne Corp.	66,903	7,113,127
Exact Sciences Corp. (a)(l)	204,914	4,409,749
MiMedx Group, Inc. (a)(l)	489,329	4,193,550
Neurocrine Biosciences, Inc. (a)	76,944	3,397,847
Seattle Genetics, Inc. (a)	52,536	3,448,988
Spark Therapeutics, Inc. (a)	70,353	4,487,114
Tesaro, Inc. (a)	41,288	7,777,421
VTV Therapeutics, Inc. (a)	275,016	1,658,346

		$46,687,639
Brokerage & Asset Managers - 0.7%
NASDAQ, Inc.	112,836	$8,023,768

Business Services - 6.0%
CoStar Group, Inc. (a)	38,607	$7,844,170
Foundation Building Materials, Inc. (a)	320,034	5,229,356
Global Payments, Inc.	139,912	11,149,587
Travelport Worldwide Ltd.	609,880	7,745,476
Tyler Technologies, Inc. (a)	40,763	6,181,709
Ultimate Software Group, Inc. (a)	44,920	8,687,079
WNS (Holdings) Ltd., ADR (a)	282,195	7,972,009
Zendesk, Inc. (a)	442,241	12,042,222

		$66,851,608
Chemicals - 1.6%
FMC Corp.	118,544	$6,830,505
Ingevity Corp. (a)	209,976	11,332,405

		$18,162,910

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 7.2%
2U, Inc. (a)	283,020	$10,344,381
Aspen Technology, Inc. (a)	198,220	11,524,511
Cadence Design Systems, Inc. (a)	502,965	15,541,619
Paylocity Holding Corp. (a)	273,679	9,649,922
PTC, Inc. (a)	108,254	5,833,808
Sabre Corp.	616,891	13,516,082
SecureWorks Corp. (a)	511,565	5,340,739
Twilio, Inc., “A” (a)(l)	287,205	9,110,143

		$80,861,205
Computer Software - Systems - 7.1%
Kinaxis, Inc. (a)	99,106	$5,400,762
New Relic, Inc. (a)	279,729	9,840,866
NICE Systems Ltd., ADR	249,054	16,997,936
Proofpoint, Inc. (a)	95,778	7,544,433
Q2 Holdings, Inc. (a)	400,289	14,390,390
Rapid7, Inc. (a)	383,645	5,812,222
SS&C Technologies Holdings, Inc.	565,166	19,792,113

		$79,778,722
Construction - 5.3%
GMS, Inc. (a)	525,841	$15,817,297
Lennox International, Inc.	52,868	8,703,130
Pool Corp.	63,129	7,241,528
Siteone Landscape Supply, Inc. (a)	379,903	14,895,997
Summit Materials, Inc., “A” (a)	384,457	9,184,678
Techtronic Industries Co. Ltd.	1,013,500	3,629,481

		$59,472,111
Consumer Products - 0.3%
E.L.F. Beauty, Inc. (a)	108,222	$2,997,749

Consumer Services - 4.1%
Bright Horizons Family Solutions, Inc. (a)	464,380	$32,093,302
Carriage Services, Inc.	220,291	5,676,899
Nord Anglia Education, Inc. (a)	325,624	7,642,395

		$45,412,596
Containers - 2.0%
Berry Plastics Group, Inc. (a)	433,723	$21,829,279

Electrical Equipment - 0.5%
WESCO International, Inc. (a)	83,476	$5,801,582

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 4.3%
Inphi Corp. (a)	238,312	$11,186,365
Mellanox Technologies Ltd. (a)	94,475	4,572,590
Mercury Systems, Inc. (a)	234,613	8,765,142
Monolithic Power Systems, Inc.	135,540	11,923,454
Silicon Laboratories, Inc. (a)	166,748	11,255,490

		$47,703,041
Engineering - Construction - 0.5%
Team, Inc. (a)	158,548	$5,446,124

Entertainment - 1.6%
Live Nation, Inc. (a)	609,819	$17,324,958

Food & Beverages - 2.6%
Blue Buffalo Pet Products, Inc. (a)	238,726	$5,834,463
Cal-Maine Foods, Inc. (l)	168,430	6,391,919
Flex Pharma, Inc. (a)	222,918	929,568
Greencore Group PLC	2,357,247	7,593,276
Snyders-Lance, Inc.	221,176	8,754,146

		$29,503,372
Gaming & Lodging - 0.4%
Vail Resorts, Inc.	26,204	$4,747,641

General Merchandise - 1.5%
Five Below, Inc. (a)	311,922	$12,024,593
Ollie’s Bargain Outlet Holdings, Inc. (a)	140,604	4,407,935

		$16,432,528
Internet - 1.3%
LogMeIn, Inc.	163,639	$15,013,878

Machinery & Tools - 3.5%
Allison Transmission Holdings, Inc.	282,844	$10,176,727
Ritchie Bros. Auctioneers, Inc.	346,356	11,668,734
SPX FLOW, Inc. (a)	251,337	8,545,458
WABCO Holdings, Inc. (a)	81,607	9,162,834

		$39,553,753
Medical & Health Technology & Services - 4.9%
Capital Senior Living Corp. (a)	421,058	$7,073,774
Healthcare Services Group, Inc.	415,061	17,175,224
INC Research Holdings, Inc., “A” (a)	176,835	7,718,848
MEDNAX, Inc. (a)	133,674	9,516,252

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
Medpace Holdings, Inc. (a)	189,291	$5,479,974
Teladoc, Inc. (a)(l)	359,183	7,919,985

		$54,884,057
Medical Equipment - 8.8%
DexCom, Inc. (a)	82,505	$6,448,591
Insulet Corp. (a)	126,917	5,528,505
Integra LifeSciences Holdings Corp. (a)	145,108	6,201,916
iRhythm Technologies, Inc. (a)(l)	128,253	4,940,306
Masimo Corp. (a)	117,387	10,607,089
Merit Medical Systems, Inc. (a)	304,606	9,381,865
Nevro Corp. (a)	57,806	5,548,798
NxStage Medical, Inc. (a)	312,345	8,920,573
Obalon Therapeutics, Inc. (a)	287,124	2,675,996
PerkinElmer, Inc.	243,550	13,215,023
Steris PLC	224,485	15,743,133
VWR Corp. (a)	344,843	9,690,088

		$98,901,883
Oil Services - 2.3%
Forum Energy Technologies, Inc. (a)	334,781	$7,264,748
Keane Group, Inc. (a)(l)	257,392	4,509,508
NOW, Inc. (a)	194,194	3,716,873
Patterson-UTI Energy, Inc.	159,240	4,398,209
U.S. Silica Holdings, Inc.	119,577	6,047,009

		$25,936,347
Other Banks & Diversified Financials - 4.2%
Bank of The Ozarks, Inc.	191,997	$10,507,996
Element Fleet Management Corp.	893,272	9,462,684
Texas Capital Bancshares, Inc. (a)	104,807	9,343,544
Webster Financial Corp.	169,728	9,323,159
Wintrust Financial Corp.	106,485	7,847,945

		$46,485,328
Pharmaceuticals - 1.4%
Aratana Therapeutics, Inc. (a)	608,472	$4,022,000
Collegium Pharmaceutical, Inc. (a)	325,799	4,320,095
MediWound Ltd. (a)	309,012	1,838,621
TherapeuticsMD, Inc. (a)(l)	931,109	5,847,365

		$16,028,081
Pollution Control - 1.1%
Clean Harbors, Inc. (a)	209,556	$12,145,866

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 0.4%
StealthGas, Inc. (a)	976,797	$4,297,907

Real Estate - 2.1%
Big Yellow Group PLC, REIT	458,482	$4,158,714
Life Storage, Inc., REIT	109,146	9,673,610
Tanger Factory Outlet Centers, Inc., REIT	282,080	9,554,050

		$23,386,374
Restaurants - 6.0%
Dave & Buster’s, Inc. (a)	184,872	$10,572,830
Domino’s Pizza Group PLC	1,556,943	7,418,623
Dunkin Brands Group, Inc.	140,996	7,756,190
Panera Bread Co., “A” (a)	25,972	5,994,338
Performance Food Group Co. (a)	481,254	11,357,594
U.S. Foods Holding Corp. (a)	422,754	11,646,873
Wingstop, Inc.	222,703	5,857,089
Zoe’s Kitchen, Inc. (a)(l)	377,491	6,764,639

		$67,368,176
Special Products & Services - 1.2%
Boyd Group Income Fund, IEU	172,043	$11,174,635
Nexeo Solutions Holdings LLC (a)(z)	233,087	2,349,517

		$13,524,152
Specialty Chemicals - 5.2%
Axalta Coating Systems Ltd. (a)	558,999	$16,272,461
Ferroglobe PLC	560,615	6,049,036
Ferroglobe R&W Trust (a)	733,041	0
Nexeo Solutions, Inc., EU (a)	707,014	7,126,701
PolyOne Corp.	191,742	6,457,871
RPM International, Inc.	225,882	12,037,252
Univar, Inc. (a)	313,850	10,105,970

		$58,049,291
Specialty Stores - 1.7%
Citi Trends, Inc.	387,235	$6,455,207
Michaels Co., Inc. (a)	397,504	7,985,855
Urban Outfitters, Inc. (a)	179,001	4,659,396

		$19,100,458
Trucking - 0.6%
Swift Transportation Co. (a)	308,458	$6,699,702
Total Common Stocks (Identified Cost, $908,618,158)		$1,093,924,688

9

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.2%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $13,155,882)	13,155,882	$13,155,882

Collateral for Securities Loaned - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50% (j) (Identified Cost, $25,865,535)	25,865,535	$25,865,535
Total Investments (Identified Cost, $947,639,575)		$1,132,946,105

Other Assets, Less Liabilities - (1.3)%		(14,916,526)
Net Assets - 100.0%		$1,118,029,579

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Nexeo Solutions Holdings LLC	5/06/16	$2,330,870	$2,349,517
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $923,618,466)	$1,117,113,321
Underlying affiliated funds, at value (identified cost, $13,155,882)	13,155,882
Other affiliated issuers, at value (identified cost, $10,865,227)	2,676,902
Total investments, at value, including $25,750,225 of securities on loan (identified cost, $947,639,575)	$1,132,946,105
Receivables for
Investments sold	15,569,175
Fund shares sold	2,355,422
Interest and dividends	511,910
Other assets	4,665
Total assets	$1,151,387,277
Liabilities
Payables for
Investments purchased	$4,860,716
Fund shares reacquired	2,131,946
Collateral for securities loaned, at value (c)	25,865,535
Payable to affiliates
Investment adviser	55,595
Shareholder servicing costs	366,944
Distribution and service fees	10,985
Program manager fees	19
Payable for independent Trustees’ compensation	3,337
Accrued expenses and other liabilities	62,621
Total liabilities	$33,357,698
Net assets	$1,118,029,579
Net assets consist of
Paid-in capital	$914,460,121
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	185,305,022
Accumulated net realized gain (loss) on investments and foreign currency	22,726,856
Accumulated net investment loss	(4,462,420)
Net assets	$1,118,029,579
Shares of beneficial interest outstanding	43,711,334

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$376,620,569	15,000,748	$25.11
Class B	20,177,394	963,800	20.94
Class C	80,480,652	3,837,045	20.97
Class I	150,247,459	5,481,075	27.41
Class R1	4,914,358	236,290	20.80
Class R2	33,171,443	1,391,803	23.83
Class R3	53,908,600	2,149,455	25.08
Class R4	79,529,600	3,037,271	26.18
Class R6	311,911,572	11,309,121	27.58
Class 529A	5,316,607	218,321	24.35
Class 529B	297,443	14,671	20.27
Class 529C	1,453,882	71,734	20.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $26.64 [100 / 94.25 x $25.11] and $25.84 [100 / 94.25 x $24.35], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
(c)	Non-cash collateral is not included.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$3,145,859
Income on securities loaned	438,153
Dividends from underlying affiliated funds	38,371
Other	7,797
Foreign taxes withheld	(50,215)
Total investment income	$3,579,965
Expenses
Management fee	$4,883,303
Distribution and service fees	1,176,244
Shareholder servicing costs	677,659
Program manager fees	3,391
Administrative services fee	87,527
Independent Trustees’ compensation	14,281
Custodian fee	36,284
Reimbursement of custodian expenses	(75,313)
Shareholder communications	51,008
Audit and tax fees	28,493
Legal fees	5,881
Miscellaneous	90,066
Total expenses	$6,978,824
Reduction of expenses by investment adviser and distributor	(82,613)
Net expenses	$6,896,211
Net investment loss	$(3,316,246)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$42,130,689
Underlying affiliated funds	20
Foreign currency	(8,026)
Net realized gain (loss) on investments and foreign currency	$42,122,683
Change in unrealized appreciation (depreciation)
Investments	$32,089,953
Translation of assets and liabilities in foreign currencies	(1,247)
Net unrealized gain (loss) on investments and foreign currency translation	$32,088,706
Net realized and unrealized gain (loss) on investments and foreign currency	$74,211,389
Change in net assets from operations	$70,895,143

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16
From operations
Net investment loss	$(3,316,246)	$(5,354,613)
Net realized gain (loss) on investments and foreign currency	42,122,683	18,100,820
Net unrealized gain (loss) on investments and foreign currency translation	32,088,706	(5,221,249)
Change in net assets from operations	$70,895,143	$7,524,958
Distributions declared to shareholders
From net realized gain on investments	$(25,588,520)	$—
Change in net assets from fund share transactions	$(56,667,182)	$(251,345,128)
Total change in net assets	$(11,360,559)	$(243,820,170)
Net assets
At beginning of period	1,129,390,138	1,373,210,308
At end of period (including accumulated net investment loss of $4,462,420 and $1,146,174, respectively)	$1,118,029,579	$1,129,390,138

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17		Years ended 8/31
Class A			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$24.11		$23.69	$25.49	$25.86	$20.17	$22.63
Income (loss) from investment operations
Net investment loss (d)	$(0.08	)(c)	$(0.11)	$(0.20)	$(0.22)	$(0.14)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	1.66		0.53	0.22	2.30	5.83	1.80
Total from investment operations	$1.58		$0.42	$0.02	$2.08	$5.69	$1.64
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$(4.10)
Net asset value, end of period (x)	$25.11		$24.11	$23.69	$25.49	$25.86	$20.17
Total return (%) (r)(s)(t)(x)	6.66	(c)(n)	1.77	0.47	8.01	28.21	9.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)(c)	1.36	1.36	1.33	1.35	1.39
Expenses after expense reductions (f)	1.33	(a)(c)	1.34	1.31	1.27	1.31	1.35
Net investment loss	(0.68	)(a)(c)	(0.50)	(0.81)	(0.83)	(0.59)	(0.83)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$376,621		$400,997	$457,437	$620,802	$866,006	$529,749

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class B			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$20.27		$20.07	$22.04	$22.83	$17.94	$20.73
Income (loss) from investment operations
Net investment loss (d)	$(0.14	)(c)	$(0.24)	$(0.32)	$(0.36)	$(0.27)	$(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency	1.39		0.44	0.17	2.02	5.16	1.59
Total from investment operations	$1.25		$0.20	$(0.15)	$1.66	$4.89	$1.31
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$(4.10)
Net asset value, end of period (x)	$20.94		$20.27	$20.07	$22.04	$22.83	$17.94
Total return (%) (r)(s)(t)(x)	6.29	(c)(n)	1.00	(0.27)	7.18	27.26	9.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)(c)	2.11	2.11	2.08	2.10	2.14
Expenses after expense reductions (f)	2.08	(a)(c)	2.09	2.06	2.02	2.06	2.10
Net investment loss	(1.43	)(a)(c)	(1.26)	(1.57)	(1.58)	(1.34)	(1.59)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$20,177		$22,906	$27,455	$34,971	$37,952	$30,308

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class C			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$20.31		$20.11	$22.08	$22.86	$17.96	$20.76
Income (loss) from investment operations
Net investment loss (d)	$(0.14	)(c)	$(0.24)	$(0.32)	$(0.36)	$(0.27)	$(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency	1.38		0.44	0.17	2.03	5.17	1.58
Total from investment operations	$1.24		$0.20	$(0.15)	$1.67	$4.90	$1.30
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$(4.10)
Net asset value, end of period (x)	$20.97		$20.31	$20.11	$22.08	$22.86	$17.96
Total return (%) (r)(s)(t)(x)	6.23	(c)(n)	0.99	(0.28)	7.22	27.28	9.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)(c)	2.11	2.11	2.08	2.10	2.14
Expenses after expense reductions (f)	2.09	(a)(c)	2.09	2.06	2.02	2.06	2.10
Net investment loss	(1.43	)(a)(c)	(1.27)	(1.57)	(1.59)	(1.35)	(1.59)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$80,481		$85,370	$105,686	$141,293	$136,913	$91,138

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class I			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$26.24		$25.72	$27.44	$27.61	$21.48	$23.77
Income (loss) from investment operations
Net investment loss (d)	$(0.06	)(c)	$(0.07)	$(0.14)	$(0.17)	$(0.09)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		0.59	0.24	2.45	6.22	1.93
Total from investment operations	$1.75		$0.52	$0.10	$2.28	$6.13	$1.81
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$(4.10)
Net asset value, end of period (x)	$27.41		$26.24	$25.72	$27.44	$27.61	$21.48
Total return (%) (r)(s)(x)	6.77	(c)(n)	2.02	0.74	8.25	28.54	10.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)(c)	1.12	1.11	1.08	1.10	1.15
Expenses after expense reductions (f)	1.09	(a)(c)	1.09	1.06	1.02	1.06	1.10
Net investment loss	(0.43	)(a)(c)	(0.30)	(0.55)	(0.59)	(0.36)	(0.59)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$150,247		$101,635	$166,513	$483,893	$368,806	$170,830

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class R1			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$20.15		$19.94	$21.91	$22.71	$17.84	$20.65
Income (loss) from investment operations
Net investment loss (d)	$(0.14	)(c)	$(0.23)	$(0.32)	$(0.36)	$(0.27)	$(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency	1.37		0.44	0.17	2.01	5.14	1.57
Total from investment operations	$1.23		$0.21	$(0.15)	$1.65	$4.87	$1.29
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$(4.10)
Net asset value, end of period (x)	$20.80		$20.15	$19.94	$21.91	$22.71	$17.84
Total return (%) (r)(s)(x)	6.23	(c)(n)	1.05	(0.28)	7.17	27.30	9.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)(c)	2.11	2.11	2.08	2.10	2.14
Expenses after expense reductions (f)	2.09	(a)(c)	2.09	2.06	2.02	2.06	2.10
Net investment loss	(1.43	)(a)(c)	(1.26)	(1.57)	(1.59)	(1.34)	(1.59)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$4,914		$5,647	$6,573	$8,490	$8,972	$7,506

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class R2			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$22.95		$22.60	$24.46	$24.97	$19.52	$22.09
Income (loss) from investment operations
Net investment loss (d)	$(0.11	)(c)	$(0.17)	$(0.25)	$(0.27)	$(0.19)	$(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency	1.57		0.52	0.21	2.21	5.64	1.74
Total from investment operations	$1.46		$0.35	$(0.04)	$1.94	$5.45	$1.53
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$(4.10)
Net asset value, end of period (x)	$23.83		$22.95	$22.60	$24.46	$24.97	$19.52
Total return (%) (r)(s)(x)	6.47	(c)(n)	1.55	0.23	7.72	27.92	9.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)(c)	1.62	1.61	1.58	1.60	1.64
Expenses after expense reductions (f)	1.59	(a)(c)	1.59	1.56	1.52	1.56	1.60
Net investment loss	(0.93	)(a)(c)	(0.82)	(1.07)	(1.09)	(0.85)	(1.09)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$33,171		$35,890	$57,077	$66,923	$60,501	$35,599

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class R3			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$24.09		$23.67	$25.47	$25.84	$20.15	$22.62
Income (loss) from investment operations
Net investment loss (d)	$(0.08	)(c)	$(0.12)	$(0.20)	$(0.22)	$(0.14)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	1.65		0.54	0.22	2.30	5.83	1.79
Total from investment operations	$1.57		$0.42	$0.02	$2.08	$5.69	$1.63
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$(4.10)
Net asset value, end of period (x)	$25.08		$24.09	$23.67	$25.47	$25.84	$20.15
Total return (%) (r)(s)(x)	6.62	(c)(n)	1.77	0.47	8.02	28.24	9.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)(c)	1.37	1.36	1.33	1.35	1.39
Expenses after expense reductions (f)	1.34	(a)(c)	1.34	1.31	1.27	1.31	1.35
Net investment loss	(0.68	)(a)(c)	(0.55)	(0.82)	(0.84)	(0.60)	(0.83)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$53,909		$57,593	$89,659	$150,359	$110,562	$61,125

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class R4			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$25.09		$24.60	$26.33	$26.57	$20.67	$23.04
Income (loss) from investment operations
Net investment loss (d)	$(0.05	)(c)	$(0.07)	$(0.14)	$(0.16)	$(0.08)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	1.72		0.56	0.23	2.37	5.98	1.85
Total from investment operations	$1.67		$0.49	$0.09	$2.21	$5.90	$1.73
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$(4.10)
Net asset value, end of period (x)	$26.18		$25.09	$24.60	$26.33	$26.57	$20.67
Total return (%) (r)(s)(x)	6.76	(c)(n)	1.99	0.73	8.31	28.54	10.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)(c)	1.12	1.11	1.08	1.10	1.14
Expenses after expense reductions (f)	1.09	(a)(c)	1.09	1.06	1.02	1.06	1.10
Net investment loss	(0.43	)(a)(c)	(0.32)	(0.57)	(0.59)	(0.35)	(0.58)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$79,530		$91,974	$142,857	$229,964	$197,884	$141,694

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class R6			2016	2015	2014	2013	2012 (i)
	(unaudited)
Net asset value, beginning of period	$26.38		$25.83	$27.52	$27.64	$21.48	$19.73
Income (loss) from investment operations
Net investment loss (d)	$(0.04	)(c)	$(0.03)	$(0.12)	$(0.13)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		0.58	0.25	2.46	6.22	1.78
Total from investment operations	$1.78		$0.55	$0.13	$2.33	$6.16	$1.75
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$—
Net asset value, end of period (x)	$27.58		$26.38	$25.83	$27.52	$27.64	$21.48
Total return (%) (r)(s)(x)	6.85	(c)(n)	2.13	0.85	8.43	28.68	8.87	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)(c)	0.99	0.98	0.97	0.99	1.07	(a)
Expenses after expense reductions (f)	0.96	(a)(c)	0.97	0.93	0.91	0.96	1.05	(a)
Net investment loss	(0.30	)(a)(c)	(0.11)	(0.44)	(0.48)	(0.24)	(0.49	)(a)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$311,912		$320,645	$313,080	$319,139	$244,655	$174,681

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class 529A			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$23.41		$23.01	$24.82	$25.25	$19.70	$22.22
Income (loss) from investment operations
Net investment loss (d)	$(0.08	)(c)	$(0.11)	$(0.20)	$(0.22)	$(0.14)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	1.60		0.51	0.21	2.24	5.69	1.75
Total from investment operations	$1.52		$0.40	$0.01	$2.02	$5.55	$1.58
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$(4.10)
Net asset value, end of period (x)	$24.35		$23.41	$23.01	$24.82	$25.25	$19.70
Total return (%) (r)(s)(t)(x)	6.60	(c)(n)	1.74	0.44	7.97	28.17	9.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)(c)	1.46	1.46	1.43	1.45	1.49
Expenses after expense reductions (f)	1.37	(a)(c)	1.37	1.34	1.30	1.34	1.40
Net investment loss	(0.71	)(a)(c)	(0.50)	(0.85)	(0.86)	(0.62)	(0.89)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$5,317		$5,075	$5,149	$5,150	$4,519	$3,304

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class 529B			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$19.66		$19.47	$21.44	$22.27	$17.51	$20.35
Income (loss) from investment operations
Net investment loss (d)	$(0.14	)(c)	$(0.23)	$(0.32)	$(0.36)	$(0.28)	$(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency	1.33		0.42	0.17	1.98	5.04	1.54
Total from investment operations	$1.19		$0.19	$(0.15)	$1.62	$4.76	$1.26
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$(4.10)
Net asset value, end of period (x)	$20.27		$19.66	$19.47	$21.44	$22.27	$17.51
Total return (%) (r)(s)(t)(x)	6.18	(c)(n)	0.98	(0.28)	7.18	27.18	8.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)(c)	2.21	2.21	2.18	2.20	2.24
Expenses after expense reductions (f)	2.13	(a)(c)	2.12	2.09	2.06	2.10	2.15
Net investment loss	(1.47	)(a)(c)	(1.28)	(1.60)	(1.62)	(1.39)	(1.64)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$297		$306	$341	$348	$300	$217

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class 529C			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$19.65		$19.46	$21.44	$22.28	$17.52	$20.36
Income (loss) from investment operations
Net investment loss (d)	$(0.14	)(c)	$(0.23)	$(0.33)	$(0.36)	$(0.28)	$(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency	1.34		0.42	0.17	1.97	5.04	1.54
Total from investment operations	$1.20		$0.19	$(0.16)	$1.61	$4.76	$1.26
Less distributions declared to shareholders
From net realized gain on investments	$(0.58)		$—	$(1.82)	$(2.45)	$—	$(4.10)
Net asset value, end of period (x)	$20.27		$19.65	$19.46	$21.44	$22.28	$17.52
Total return (%) (r)(s)(t)(x)	6.23	(c)(n)	0.98	(0.34)	7.13	27.17	8.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)(c)	2.21	2.21	2.18	2.20	2.24
Expenses after expense reductions (f)	2.13	(a)(c)	2.14	2.11	2.07	2.11	2.15
Net investment loss	(1.48	)(a)(c)	(1.28)	(1.62)	(1.63)	(1.39)	(1.64)
Portfolio turnover	24	(n)	49	56	98	96	128
Net assets at end of period (000 omitted)	$1,454		$1,351	$1,383	$1,223	$1,454	$906

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there

27

Notes to Financial Statements (unaudited) – continued

were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

28

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$985,192,693	$9,476,218	$0	$994,668,911
Canada	37,706,814	—	—	37,706,814
United Kingdom	19,170,613	—	—	19,170,613
Israel	18,836,557	—	—	18,836,557
Hong Kong	11,271,877	—	—	11,271,877
India	7,972,009	—	—	7,972,009
Greece	4,297,907	—	—	4,297,907
Mutual Funds	39,021,417	—	—	39,021,417
Total Investments	$1,123,469,887	$9,476,218	$0	$1,132,946,105

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/16	$—
Received as part of corporate action	0
Balance as of 2/28/17	$0

The net change in unrealized appreciation (depreciation) from investments held as level 3 at February 28, 2017 is $0. At February 28, 2017, the fund held 1 level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

29

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $25,750,225. The fair value of the fund’s investment securities on loan and a related liability of $25,865,535 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,060,911. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend

30

Notes to Financial Statements (unaudited) – continued

payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended August 31, 2016.

31

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$950,930,835
Gross appreciation	234,572,004
Gross depreciation	(52,556,734)
Net unrealized appreciation (depreciation)	$182,015,270

As of 8/31/16
Undistributed long-term capital gain	9,483,953
Late year ordinary loss deferral	(1,143,596)
Other temporary differences	(2,839)
Net unrealized appreciation (depreciation)	149,925,317

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/17	Year ended 8/31/16
Class A	$9,172,596	$—
Class B	584,795	—
Class C	2,281,782	—
Class I	2,526,174	—
Class R1	140,626	—
Class R2	824,816	—
Class R3	1,269,935	—
Class R4	1,800,361	—
Class R6	6,811,530	—
Class 529A	128,020	—
Class 529B	8,528	—
Class 529C	39,357	—
Total	$25,588,520	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and

32

Notes to Financial Statements (unaudited) – continued

facilities to the fund. For the period from September 1, 2016 through December 28, 2016, the management fee was computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. The investment adviser had agreed in writing to reduce its management fee to 0.80% of average daily net assets in excess of $1 billion up to $2.5 billion, 0.75% of average daily net assets in excess of $2.5 billion up to $5 billion, and 0.70% of average daily net assets in excess of $5 billion. This written agreement terminated on December 28, 2016. For the period from September 1, 2016 through December 28, 2016, this management fee reduction amounted to $30,628, which is included in the reduction of total expenses in the Statement of Operations. Effective December 29, 2016, the management fee is computed daily and paid monthly at an annual rate of 0.90% of average daily net assets up to $1 billion, 0.80% of average daily net assets in excess of $1 billion up to $2.5 billion, 0.75% of average daily net assets in excess of $2.5 billion up to $5 billion, and 0.70% of average daily net assets in excess of $5 billion. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $39,792, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.88% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $64,967 and $1,665 for the six months ended February 28, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$479,945
Class B	0.75%	0.25%	1.00%	1.00%	102,875
Class C	0.75%	0.25%	1.00%	1.00%	403,142
Class R1	0.75%	0.25%	1.00%	1.00%	25,472
Class R2	0.25%	0.25%	0.50%	0.50%	83,006
Class R3	—	0.25%	0.25%	0.25%	67,182
Class 529A	—	0.25%	0.25%	0.23%	6,429
Class 529B	0.75%	0.25%	1.00%	0.99%	1,442
Class 529C	0.75%	0.25%	1.00%	1.00%	6,751
Total Distribution and Service Fees					$1,176,244

33

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2017, this rebate amounted to $9,514, $295, $109, $544, $17, and $18 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$3,694
Class B	61,790
Class C	3,908
Class 529B	—
Class 529C	49

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2017, unless MFD elects to extend the waiver. For the six months ended February 28, 2017, this waiver amounted to $1,696 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2017, were as follows:

	Fee	Waiver
Class 529A	$2,572	$1,286
Class 529B	144	72
Class 529C	675	338
Total Program Manager Fees and Waivers	$3,391	$1,696

34

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $97,076, which equated to 0.0178% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $580,583.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $282 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,307 at February 28, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $1,048 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

35

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS purchased 613 shares of Class I for an aggregate amount of $13,712.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended February 28, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $915,839.

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments, other than short-term obligations, aggregated $259,581,100 and $353,174,473, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,292,086	$31,615,857	2,581,507	$57,106,656
Class B	46,132	935,041	125,615	2,323,055
Class C	230,982	4,711,401	359,925	6,744,890
Class I	2,600,397	69,320,513	982,521	24,084,261
Class R1	22,692	459,212	48,011	889,588
Class R2	114,586	2,640,384	353,539	7,402,869
Class R3	154,159	3,735,298	774,467	16,847,480
Class R4	258,957	6,521,335	959,951	21,770,461
Class R6	426,825	11,217,202	2,833,166	68,078,944
Class 529A	22,359	522,077	32,930	704,960
Class 529B	1,125	22,183	1,023	18,604
Class 529C	5,013	99,004	13,002	227,071
	5,175,313	$131,799,507	9,065,657	$206,198,839

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	349,553	$8,459,181	—	$—
Class B	26,112	527,716	—	—
Class C	93,973	1,902,954	—	—
Class I	77,460	2,044,932	—	—
Class R1	7,003	140,626	—	—
Class R2	32,149	738,792	—	—
Class R3	52,542	1,269,935	—	—
Class R4	71,379	1,800,181	—	—
Class R6	240,953	6,399,723	—	—
Class 529A	5,455	128,020	—	—
Class 529B	436	8,528	—	—
Class 529C	2,011	39,357	—	—
	959,026	$23,459,945	—	$—

Shares reacquired
Class A	(3,271,694)	$(80,001,858)	(5,259,274)	$(116,373,210)
Class B	(238,221)	(4,819,762)	(363,736)	(6,790,055)
Class C	(690,912)	(14,031,535)	(1,412,784)	(26,258,340)
Class I	(1,069,810)	(28,164,752)	(3,583,416)	(86,864,306)
Class R1	(73,709)	(1,481,116)	(97,262)	(1,799,822)
Class R2	(319,018)	(7,305,029)	(1,314,576)	(27,633,057)
Class R3	(448,214)	(10,790,876)	(2,171,692)	(48,293,221)
Class R4	(958,428)	(24,106,204)	(3,102,929)	(71,687,353)
Class R6	(1,511,930)	(40,475,053)	(2,801,968)	(70,638,112)
Class 529A	(26,264)	(622,636)	(39,969)	(879,960)
Class 529B	(2,471)	(48,686)	(2,953)	(53,513)
Class 529C	(4,027)	(79,127)	(15,307)	(273,018)
	(8,614,698)	$(211,926,634)	(20,165,866)	$(457,543,967)

Net change
Class A	(1,630,055)	$(39,926,820)	(2,677,767)	$(59,266,554)
Class B	(165,977)	(3,357,005)	(238,121)	(4,467,000)
Class C	(365,957)	(7,417,180)	(1,052,859)	(19,513,450)
Class I	1,608,047	43,200,693	(2,600,895)	(62,780,045)
Class R1	(44,014)	(881,278)	(49,251)	(910,234)
Class R2	(172,283)	(3,925,853)	(961,037)	(20,230,188)
Class R3	(241,513)	(5,785,643)	(1,397,225)	(31,445,741)
Class R4	(628,092)	(15,784,688)	(2,142,978)	(49,916,892)
Class R6	(844,152)	(22,858,128)	31,198	(2,559,168)
Class 529A	1,550	27,461	(7,039)	(175,000)
Class 529B	(910)	(17,975)	(1,930)	(34,909)
Class 529C	2,997	59,234	(2,305)	(45,947)
	(2,480,359)	$(56,667,182)	(11,100,209)	$(251,345,128)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising

37

Notes to Financial Statements (unaudited) – continued

management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 9%, 8%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $4,045 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,910,051	156,714,270	(159,468,439)	13,155,882

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$20	$—	$38,371	$13,155,882

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Fenix Parts, Inc.	1,338,451	—	—	1,338,451

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Fenix Parts, Inc.	$—	$—	$—	$2,676,902

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

39

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® RESEARCH

INTERNATIONAL FUND

RIF-SEM

MFS® RESEARCH INTERNATIONAL FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.4%
Novartis AG	3.1%
Roche Holding AG	3.1%
Bayer AG	2.3%
Schneider Electric S.A.	1.9%
AIA Group Ltd.	1.8%
KDDI Corp.	1.7%
UBS AG	1.7%
Reckitt Benckiser Group PLC	1.6%
Danone S.A.	1.6%

Global equity sectors
Financial Services	24.2%
Capital Goods	23.5%
Health Care	10.8%
Consumer Staples	9.6%
Technology	9.3%
Consumer Cyclicals	8.5%
Energy	8.2%
Telecommunications/Cable Television	4.8%

Issuer country weightings (x)
Japan	19.4%
Switzerland	16.6%
United Kingdom	13.3%
France	8.5%
United States	7.4%
Germany	6.9%
Australia	4.2%
Italy	3.7%
Netherlands	3.7%
Other Countries	16.3%

Currency exposure weightings (y)
Euro	26.2%
Japanese Yen	19.4%
Swiss Franc	16.6%
British Pound Sterling	13.8%
United States Dollar	8.4%
Australian Dollar	4.2%
Hong Kong Dollar	3.3%
South Korean Won	1.4%
Canadian Dollar	1.1%
Other Currencies	5.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	1.11%	$1,000.00	$1,018.81	$5.56
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
B	Actual	1.86%	$1,000.00	$1,014.66	$9.29
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
C	Actual	1.86%	$1,000.00	$1,014.70	$9.29
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
I	Actual	0.86%	$1,000.00	$1,020.08	$4.31
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
R1	Actual	1.86%	$1,000.00	$1,015.20	$9.29
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
R2	Actual	1.36%	$1,000.00	$1,017.13	$6.80
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
R3	Actual	1.11%	$1,000.00	$1,018.71	$5.56
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R4	Actual	0.86%	$1,000.00	$1,019.64	$4.31
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
R6	Actual	0.76%	$1,000.00	$1,020.65	$3.81
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
529A	Actual	1.14%	$1,000.00	$1,018.26	$5.70
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
529B	Actual	1.91%	$1,000.00	$1,014.90	$9.54
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54
529C	Actual	1.90%	$1,000.00	$1,014.70	$9.49
	Hypothetical (h)	1.90%	$1,000.00	$1,015.37	$9.49

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529C shares, this rebate reduced the expense ratio above by 0.03% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information. Expense ratios reflect a one-time Reimbursement of Expenses by Custodian of 0.01% (See Note 2 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)
Airlines - 0.4%
Aena S.A.	180,891	$25,870,837

Alcoholic Beverages - 0.5%
AmBev S.A., ADR	5,894,947	$33,542,248

Apparel Manufacturers - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	417,179	$83,729,173

Automotive - 3.5%
GKN PLC	21,135,567	$94,387,641
Koito Manufacturing Co. Ltd.	1,101,000	56,742,979
USS Co. Ltd.	4,643,800	79,528,873

		$230,659,493
Broadcasting - 1.1%
WPP PLC	2,909,599	$68,488,847

Business Services - 3.3%
Amadeus IT Holding S.A.	1,119,036	$52,049,647
Cerved Information Solutions S.p.A.	1,840,583	16,437,764
Cognizant Technology Solutions Corp., “A” (a)	1,545,104	91,578,314
Mitsubishi Corp.	1,104,000	24,906,209
Nomura Research, Inc.	808,500	27,922,738

		$212,894,672
Chemicals - 0.5%
Orica Ltd.	2,510,939	$35,210,758

Computer Software - 0.8%
Check Point Software Technologies Ltd. (a)	504,840	$49,933,724

Computer Software - Systems - 0.4%
EPAM Systems, Inc. (a)	366,566	$26,990,255

Construction - 1.8%
Techtronic Industries Co. Ltd.	12,951,000	$46,379,291
Toto Ltd.	1,877,000	72,259,780

		$118,639,071

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 2.9%
L’Oréal	461,908	$85,904,531
Reckitt Benckiser Group PLC	1,158,219	105,071,964

		$190,976,495
Containers - 1.2%
Brambles Ltd.	10,681,733	$76,245,971

Electrical Equipment - 2.4%
Legrand S.A.	523,378	$29,508,700
Schneider Electric S.A.	1,845,707	124,926,737

		$154,435,437
Electronics - 3.2%
Broadcom Corp.	236,980	$49,986,191
Mellanox Technologies Ltd. (a)	806,594	39,039,150
Samsung Electronics Co. Ltd.	29,370	49,921,857
Taiwan Semiconductor Manufacturing Co. Ltd.	10,859,326	66,372,486

		$205,319,684
Energy - Independent - 1.7%
Cairn Energy PLC (a)	8,561,313	$23,615,613
Galp Energia SGPS S.A., “B”	3,355,418	49,375,173
Oil Search Ltd.	7,000,198	37,462,025

		$110,452,811
Energy - Integrated - 2.7%
BP PLC	16,693,864	$93,951,004
Eni S.p.A.	5,107,821	78,570,956

		$172,521,960
Food & Beverages - 5.0%
Danone S.A.	1,585,186	$105,059,836
Nestle S.A.	3,001,335	221,883,929

		$326,943,765
Food & Drug Stores - 1.2%
Clicks Group Ltd.	1,714,432	$16,794,703
Sundrug Co. Ltd.	888,600	58,451,680

		$75,246,383
Gaming & Lodging - 0.5%
Paddy Power Betfair PLC	325,793	$35,675,975

General Merchandise - 0.4%
PriceSmart, Inc.	329,026	$29,085,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 6.4%
AIA Group Ltd.	18,208,400	$115,050,048
AMP Ltd.	13,243,139	49,549,156
Aon PLC	614,367	71,051,544
Hiscox Ltd.	3,147,845	42,419,207
Swiss Re Ltd.	585,818	52,378,609
Zurich Insurance Group AG	307,636	84,937,983

		$415,386,547
Internet - 1.5%
Alibaba Group Holding Ltd., ADR (a)	560,236	$57,648,284
NAVER Corp.	56,993	39,112,596

		$96,760,880
Machinery & Tools - 4.8%
Daikin Industries Ltd.	907,300	$86,130,709
GEA Group AG	1,512,312	58,862,717
Kubota Corp.	5,791,700	92,150,641
Schindler Holding AG	375,996	72,702,169

		$309,846,236
Major Banks - 6.8%
Barclays PLC	27,610,936	$77,601,250
BNP Paribas	1,418,398	82,841,099
Lloyds Banking Group PLC	107,994,123	92,020,916
Sumitomo Mitsui Financial Group, Inc.	2,054,900	80,059,614
UBS AG	7,017,589	108,091,902

		$440,614,781
Medical Equipment - 0.3%
Terumo Corp.	530,200	$18,382,029

Metals & Mining - 1.7%
Iluka Resources Ltd.	5,798,075	$30,139,707
Rio Tinto Ltd.	2,007,377	82,123,467

		$112,263,174
Natural Gas - Distribution - 1.3%
China Resources Gas Group Ltd.	13,490,000	$41,184,738
Engie	3,511,487	42,929,579

		$84,114,317
Natural Gas - Pipeline - 1.3%
APA Group	6,991,586	$45,349,403
Enbridge, Inc.	901,104	37,924,796

		$83,274,199

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 0.2%
LM Ericsson Telephone Co., “B”	2,180,772	$14,193,645

Oil Services - 0.3%
TechnipFMC PLC (a)	651,135	$21,001,329

Other Banks & Diversified Financials - 8.7%
ABN AMRO Group N.V., GDR	1,784,551	$40,835,931
Aeon Credit Service Co. Ltd.	4,094,800	79,238,909
DnB NOR A.S.A.	3,845,321	63,068,126
Element Fleet Management Corp.	3,242,949	34,353,480
HDFC Bank Ltd., ADR	877,047	62,875,499
Intesa Sanpaolo S.p.A.	37,111,062	86,493,967
Julius Baer Group Ltd.	920,769	45,059,786
KBC Groep N.V.	1,181,321	72,261,081
Mastercard, Inc., “A”	727,518	80,361,638

		$564,548,417
Pharmaceuticals - 10.5%
Bayer AG	1,348,997	$148,343,352
Novartis AG	2,615,699	204,182,607
Roche Holding AG	819,696	199,710,869
Santen Pharmaceutical Co. Ltd.	6,596,200	94,529,191
Shionogi & Co. Ltd.	751,800	36,791,993

		$683,558,012
Printing & Publishing - 1.5%
RELX N.V.	5,583,316	$98,957,314

Real Estate - 2.3%
LEG Immobilien AG	1,073,337	$88,454,437
Mitsui Fudosan Co. Ltd.	2,798,000	63,334,496

		$151,788,933
Restaurants - 0.5%
Yum China Holdings, Inc. (a)	1,283,586	$34,130,552

Specialty Chemicals - 6.6%
Akzo Nobel N.V.	1,458,786	$97,841,622
Croda International PLC	1,681,028	73,173,515
Linde AG	617,731	100,355,904
Nippon Paint Holdings Co. Ltd.	1,372,300	44,279,563
Sika AG	10,715	60,330,886
Symrise AG	834,474	51,902,065

		$427,883,555

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 1.6%
Dufry AG (a)	216,753	$31,271,479
Esprit Holdings Ltd. (a)	15,607,100	14,776,976
Just Eat PLC (a)	4,238,768	26,324,681
Ryohin Keikaku Co. Ltd.	138,200	29,215,808

		$101,588,944
Telecommunications - Wireless - 4.1%
Advanced Info Service PLC	8,414,200	$40,497,503
KDDI Corp.	4,194,700	109,735,398
SoftBank Corp.	953,300	70,955,491
Vodafone Group PLC	16,978,109	42,534,861

		$263,723,253
Telephone Services - 0.7%
BT Group PLC	10,049,891	$40,790,711
Com Hem Holding AB	613,323	6,876,154

		$47,666,865
Tobacco - 1.1%
Japan Tobacco, Inc.	2,106,900	$70,458,172

Trucking - 1.0%
Yamato Holdings Co. Ltd.	2,999,400	$65,530,529

Utilities - Electric Power - 0.9%
Enel S.p.A.	14,121,834	$60,620,608
Total Common Stocks (Identified Cost, $6,408,749,378)		$6,429,155,748

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $54,931,586)	54,931,283	$54,931,283
Total Investments (Identified Cost, $6,463,680,964)		$6,484,087,031

Other Assets, Less Liabilities - 0.3%		17,075,220
Net Assets - 100.0%		$6,501,162,251

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $6,408,749,378)	$6,429,155,748
Underlying affiliated funds, at value (identified cost, $54,931,586)	54,931,283
Total investments, at value (identified cost, $6,463,680,964)	$6,484,087,031
Foreign currency, at value (identified cost, $164,270)	160,963
Receivables for
Investments sold	12,844,018
Fund shares sold	16,169,919
Interest and dividends	20,059,986
Other assets	24,912
Total assets	$6,533,346,829
Liabilities
Payables for
Investments purchased	$11,012,476
Fund shares reacquired	19,141,863
Payable to affiliates
Investment adviser	258,390
Shareholder servicing costs	1,103,546
Distribution and service fees	18,464
Program manager fees	36
Payable for independent Trustees’ compensation	2,634
Accrued expenses and other liabilities	647,169
Total liabilities	$32,184,578
Net assets	$6,501,162,251
Net assets consist of
Paid-in capital	$6,901,358,011
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	20,133,510
Accumulated net realized gain (loss) on investments and foreign currency	(432,829,170)
Undistributed net investment income	12,499,900
Net assets	$6,501,162,251
Shares of beneficial interest outstanding	406,847,926

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$761,532,445	48,002,748	$15.86
Class B	6,605,993	431,071	15.32
Class C	53,877,157	3,608,480	14.93
Class I	2,277,368,062	138,936,511	16.39
Class R1	2,004,748	136,102	14.73
Class R2	144,173,198	9,395,934	15.34
Class R3	100,035,018	6,370,922	15.70
Class R4	107,884,041	6,792,031	15.88
Class R6	3,034,659,496	192,320,562	15.78
Class 529A	9,278,943	595,398	15.58
Class 529B	371,113	25,199	14.73
Class 529C	3,372,037	232,968	14.47

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $16.83 [100 / 94.25 x $15.86] and $16.53 [100 / 94.25 x $15.58], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$43,547,795
Interest	307,673
Dividends from underlying affiliated funds	126,512
Other	15,694
Foreign taxes withheld	(2,454,229)
Total investment income	$41,543,445
Expenses
Management fee	$23,475,083
Distribution and service fees	1,962,043
Shareholder servicing costs	1,993,523
Program manager fees	6,311
Administrative services fee	305,706
Independent Trustees’ compensation	53,240
Custodian fee	520,230
Reimbursement of custodian expenses	(222,629)
Shareholder communications	205,352
Audit and tax fees	52,241
Legal fees	33,112
Miscellaneous	219,748
Total expenses	$28,603,960
Reduction of expenses by investment adviser and distributor	(691,562)
Net expenses	$27,912,398
Net investment income	$13,631,047
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $1,425 country tax)	$129,877,006
Underlying affiliated funds	(5,403)
Foreign currency	(3,416,627)
Net realized gain (loss) on investments and foreign currency	$126,454,976
Change in unrealized appreciation (depreciation)
Investments	$(13,471,839)
Translation of assets and liabilities in foreign currencies	(116,640)
Net unrealized gain (loss) on investments and foreign currency translation	$(13,588,479)
Net realized and unrealized gain (loss) on investments and foreign currency	$112,866,497
Change in net assets from operations	$126,497,544

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16
From operations
Net investment income	$13,631,047	$123,556,405
Net realized gain (loss) on investments and foreign currency	126,454,976	(194,900,147)
Net unrealized gain (loss) on investments and foreign currency translation	(13,588,479)	(41,757,937)
Change in net assets from operations	$126,497,544	$(113,101,679)
Distributions declared to shareholders
From net investment income	$(123,095,420)	$(126,270,222)
Change in net assets from fund share transactions	$59,877,225	$(697,216,021)
Total change in net assets	$63,279,349	$(936,587,922)
Net assets
At beginning of period	6,437,882,902	7,374,470,824
At end of period (including undistributed net investment income of $12,499,900 and $121,964,273, respectively)	$6,501,162,251	$6,437,882,902

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17		Years ended 8/31
Class A			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.83		$16.34	$18.06	$16.25	$14.25	$14.66
Income (loss) from investment operations
Net investment income (d)	$0.02	(c)	$0.25	$0.26	$0.40	$0.26	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		(0.50)	(1.60)	1.64	2.01	(0.45)
Total from investment operations	$0.29		$(0.25)	$(1.34)	$2.04	$2.27	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.26)	$(0.38)	$(0.23)	$(0.27)	$(0.24)
Net asset value, end of period (x)	$15.86		$15.83	$16.34	$18.06	$16.25	$14.25
Total return (%) (r)(s)(t)(x)	1.88	(c)(n)	(1.50)	(7.44)	12.60	16.08	(1.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)(c)	1.14	1.13	1.13	1.18	1.21
Expenses after expense reductions (f)	1.11	(a)(c)	1.11	1.09	1.11	1.18	1.21
Net investment income	0.20	(a)(c)(m)	1.62	1.53	2.24	1.65	2.02
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$761,532		$971,630	$1,178,013	$1,184,927	$1,108,795	$970,501

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class B			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.21		$15.65	$17.26	$15.52	$13.59	$13.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04	)(c)	$0.12	$0.12	$0.25	$0.12	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.47)	(1.52)	1.57	1.94	(0.42)
Total from investment operations	$0.22		$(0.35)	$(1.40)	$1.82	$2.06	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.09)	$(0.21)	$(0.08)	$(0.13)	$(0.11)
Net asset value, end of period (x)	$15.32		$15.21	$15.65	$17.26	$15.52	$13.59
Total return (%) (r)(s)(t)(x)	1.47	(c)(n)	(2.20)	(8.15)	11.77	15.27	(1.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)(c)	1.89	1.88	1.88	1.93	1.96
Expenses after expense reductions (f)	1.86	(a)(c)	1.86	1.84	1.86	1.93	1.96
Net investment income (loss)	(0.53	)(a)(c)(m)	0.82	0.70	1.46	0.83	1.19
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$6,606		$7,967	$11,228	$16,932	$19,751	$23,369

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class C			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$14.85		$15.31	$16.93	$15.26	$13.39	$13.78
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04	)(c)	$0.12	$0.12	$0.25	$0.13	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(0.45)	(1.50)	1.54	1.90	(0.42)
Total from investment operations	$0.21		$(0.33)	$(1.38)	$1.79	$2.03	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.13)	$(0.24)	$(0.12)	$(0.16)	$(0.13)
Net asset value, end of period (x)	$14.93		$14.85	$15.31	$16.93	$15.26	$13.39
Total return (%) (r)(s)(t)(x)	1.47	(c)(n)	(2.16)	(8.17)	11.74	15.22	(1.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)(c)	1.89	1.88	1.88	1.93	1.96
Expenses after expense reductions (f)	1.86	(a)(c)	1.86	1.84	1.86	1.93	1.96
Net investment income (loss)	(0.54	)(a)(c)(m)	0.85	0.76	1.50	0.87	1.23
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$53,877		$62,124	$77,442	$91,487	$86,793	$84,133

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class I			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$16.38		$16.90	$18.66	$16.78	$14.71	$15.15
Income (loss) from investment operations
Net investment income (d)	$0.04	(c)	$0.30	$0.32	$0.46	$0.31	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		(0.51)	(1.66)	1.69	2.06	(0.49)
Total from investment operations	$0.32		$(0.21)	$(1.34)	$2.15	$2.37	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.31)	$(0.42)	$(0.27)	$(0.30)	$(0.30)
Net asset value, end of period (x)	$16.39		$16.38	$16.90	$18.66	$16.78	$14.71
Total return (%) (r)(s)(x)	2.01	(c)(n)	(1.24)	(7.19)	12.89	16.32	(0.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)(c)	0.89	0.88	0.88	0.93	0.96
Expenses after expense reductions (f)	0.86	(a)(c)	0.86	0.84	0.86	0.93	0.96
Net investment income	0.45	(a)(c)(m)	1.86	1.80	2.51	1.89	2.45
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$2,277,368		$2,187,011	$2,410,936	$2,194,432	$1,834,498	$1,143,621

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class R1			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$14.63		$15.08	$16.69	$15.02	$13.17	$13.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04	)(c)	$0.11	$0.11	$0.24	$0.12	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.44)	(1.47)	1.52	1.87	(0.40)
Total from investment operations	$0.22		$(0.33)	$(1.36)	$1.76	$1.99	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.12)	$(0.25)	$(0.09)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$14.73		$14.63	$15.08	$16.69	$15.02	$13.17
Total return (%) (r)(s)(x)	1.52	(c)(n)	(2.19)	(8.18)	11.73	15.24	(1.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)(c)	1.89	1.88	1.88	1.93	1.96
Expenses after expense reductions (f)	1.86	(a)(c)	1.86	1.84	1.86	1.93	1.96
Net investment income (loss)	(0.53	)(a)(c)(m)	0.78	0.72	1.47	0.85	1.18
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$2,005		$2,418	$3,509	$4,243	$4,034	$4,914

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class R2			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.31		$15.80	$17.48	$15.75	$13.83	$14.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(c)(w)	$0.21	$0.22	$0.36	$0.21	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.48)	(1.56)	1.57	1.95	(0.44)
Total from investment operations	$0.26		$(0.27)	$(1.34)	$1.93	$2.16	$(0.20)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.22)	$(0.34)	$(0.20)	$(0.24)	$(0.23)
Net asset value, end of period (x)	$15.34		$15.31	$15.80	$17.48	$15.75	$13.83
Total return (%) (r)(s)(x)	1.71	(c)(n)	(1.69)	(7.69)	12.32	15.79	(1.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)(c)	1.39	1.38	1.38	1.43	1.46
Expenses after expense reductions (f)	1.36	(a)(c)	1.36	1.34	1.36	1.43	1.46
Net investment income (loss)	(0.05	)(a)(c)(m)	1.38	1.29	2.06	1.41	1.78
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$144,173		$152,133	$169,812	$182,466	$136,444	$107,567

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class R3			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.67		$16.16	$17.86	$16.08	$14.10	$14.53
Income (loss) from investment operations
Net investment income (d)	$0.02	(c)	$0.24	$0.25	$0.40	$0.25	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		(0.48)	(1.58)	1.61	2.00	(0.45)
Total from investment operations	$0.29		$(0.24)	$(1.33)	$2.01	$2.25	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.25)	$(0.37)	$(0.23)	$(0.27)	$(0.26)
Net asset value, end of period (x)	$15.70		$15.67	$16.16	$17.86	$16.08	$14.10
Total return (%) (r)(s)(x)	1.87	(c)(n)	(1.47)	(7.44)	12.56	16.13	(1.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)(c)	1.14	1.13	1.13	1.18	1.21
Expenses after expense reductions (f)	1.11	(a)(c)	1.11	1.09	1.11	1.18	1.21
Net investment income	0.23	(a)(c)(m)	1.59	1.46	2.28	1.63	2.05
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$100,035		$126,980	$165,656	$229,232	$195,358	$168,989

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class R4			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.86		$16.36	$18.09	$16.27	$14.26	$14.70
Income (loss) from investment operations
Net investment income (d)	$0.04	(c)	$0.30	$0.29	$0.45	$0.25	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.50)	(1.60)	1.63	2.06	(0.46)
Total from investment operations	$0.30		$(0.20)	$(1.31)	$2.08	$2.31	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.30)	$(0.42)	$(0.26)	$(0.30)	$(0.30)
Net asset value, end of period (x)	$15.88		$15.86	$16.36	$18.09	$16.27	$14.26
Total return (%) (r)(s)(x)	1.96	(c)(n)	(1.20)	(7.26)	12.87	16.42	(0.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)(c)	0.89	0.88	0.88	0.93	0.96
Expenses after expense reductions (f)	0.86	(a)(c)	0.86	0.85	0.86	0.93	0.96
Net investment income	0.50	(a)(c)(m)	1.93	1.70	2.54	1.60	2.28
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$107,884		$148,243	$343,475	$546,069	$470,915	$825,288

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class R6 (y)			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.79		$16.30	$18.02	$16.21	$14.20	$14.63
Income (loss) from investment operations
Net investment income (d)	$0.04	(c)	$0.31	$0.32	$0.46	$0.33	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		(0.50)	(1.60)	1.64	1.99	(0.31	)(g)
Total from investment operations	$0.32		$(0.19)	$(1.28)	$2.10	$2.32	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.32)	$(0.44)	$(0.29)	$(0.31)	$(0.29)
Net asset value, end of period (x)	$15.78		$15.79	$16.30	$18.02	$16.21	$14.20
Total return (%) (r)(s)(x)	2.07	(c)(n)	(1.13)	(7.13)	13.01	16.50	(0.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)(c)	0.79	0.79	0.79	0.81	0.89
Expenses after expense reductions (f)	0.76	(a)(c)	0.76	0.75	0.77	0.81	0.89
Net investment income	0.54	(a)(c)(m)	2.02	1.88	2.62	2.09	1.20	(l)
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$3,034,659		$2,766,544	$3,010,863	$2,955,339	$2,331,325	$1,433,832

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class 529A			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$15.61		$16.12	$17.81	$16.03	$14.06	$14.49
Income (loss) from investment operations
Net investment income (d)	$0.01	(c)	$0.19	$0.26	$0.39	$0.25	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		(0.44)	(1.58)	1.62	1.98	(0.45)
Total from investment operations	$0.28		$(0.25)	$(1.32)	$2.01	$2.23	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.26)	$(0.37)	$(0.23)	$(0.26)	$(0.25)
Net asset value, end of period (x)	$15.58		$15.61	$16.12	$17.81	$16.03	$14.06
Total return (%) (r)(s)(t)(x)	1.83	(c)(n)	(1.52)	(7.43)	12.57	16.05	(1.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)(c)	1.23	1.23	1.23	1.28	1.31
Expenses after expense reductions (f)	1.14	(a)(c)	1.13	1.12	1.14	1.21	1.26
Net investment income	0.17	(a)(c)(m)	1.22	1.51	2.22	1.62	1.96
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$9,279		$9,101	$2,419	$2,428	$2,105	$1,762

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class 529B			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$14.78		$15.19	$16.80	$15.14	$13.25	$13.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04	)(c)	$0.05	$0.10	$0.25	$0.12	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(0.39)	(1.47)	1.52	1.88	(0.38)
Total from investment operations	$0.21		$(0.34)	$(1.37)	$1.77	$2.00	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.07)	$(0.24)	$(0.11)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$14.73		$14.78	$15.19	$16.80	$15.14	$13.25
Total return (%) (r)(s)(t)(x)	1.49	(c)(n)	(2.25)	(8.17)	11.71	15.15	(1.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)(c)	1.98	1.98	1.98	2.03	2.06
Expenses after expense reductions (f)	1.91	(a)(c)	1.90	1.89	1.91	1.98	2.01
Net investment income (loss)	(0.59	)(a)(c)(m)	0.37	0.63	1.49	0.82	1.03
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$371		$434	$138	$192	$188	$199

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class 529C			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$14.53		$15.01	$16.61	$14.98	$13.17	$13.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04	)(c)	$0.07	$0.11	$0.23	$0.12	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(0.41)	(1.46)	1.52	1.86	(0.41)
Total from investment operations	$0.21		$(0.34)	$(1.35)	$1.75	$1.98	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.14)	$(0.25)	$(0.12)	$(0.17)	$(0.13)
Net asset value, end of period (x)	$14.47		$14.53	$15.01	$16.61	$14.98	$13.17
Total return (%) (r)(s)(t)(x)	1.47	(c)(n)	(2.28)	(8.17)	11.68	15.17	(1.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)(c)	1.99	1.98	1.98	2.03	2.06
Expenses after expense reductions (f)	1.90	(a)(c)	1.90	1.89	1.91	1.98	2.01
Net investment income (loss)	(0.60	)(a)(c)(m)	0.47	0.72	1.43	0.81	1.19
Portfolio turnover	17	(n)	40	28	27	32	37
Net assets at end of period (000 omitted)	$3,372		$3,298	$980	$1,098	$950	$914

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(m)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. On June 1, 2012, Class R5 shares were offered for sale to the public. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares. Class R6 shares do not pay a 12b-1 distribution fee or sub-accounting costs.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,260,604,802	$—	$—	$1,260,604,802
Switzerland	1,080,550,218	—	—	1,080,550,218
United Kingdom	862,503,677	—	—	862,503,677
France	554,899,655	—	—	554,899,655
Germany	447,918,475	—	—	447,918,475
United States	409,094,318	—	—	409,094,318
Australia	273,957,020	—	—	273,957,020
Italy	242,123,294	—	—	242,123,294
Netherlands	237,634,869	—	—	237,634,869
Other Countries	993,496,934	66,372,486	—	1,059,869,420
Mutual Funds	54,931,283	—	—	54,931,283
Total Investments	$6,417,714,545	$66,372,486	$—	$6,484,087,031

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $66,372,486 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2017, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Ordinary income (including any short-term capital gains)	$126,270,222

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$6,490,282,713
Gross appreciation	532,182,206
Gross depreciation	(538,377,888)
Net unrealized appreciation (depreciation)	$(6,195,682)

As of 8/31/16
Undistributed ordinary income	123,092,929
Capital loss carryforwards	(268,624,124)
Post-October capital loss deferral	(264,058,273)
Other temporary differences	(1,284,573)
Net unrealized appreciation (depreciation)	7,276,157

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/18	$(268,624,124)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/17	Year ended 8/31/16
Class A	$14,801,129	$18,519,876
Class B	52,252	64,227
Class C	520,875	617,527
Class I	42,606,302	44,201,313
Class R1	17,739	24,774
Class R2	2,122,150	2,349,821
Class R3	1,806,343	2,419,727
Class R4	2,074,905	6,237,275
Class R6	58,847,369	51,787,408
Class 529A	178,025	38,977
Class 529B	7,154	507
Class 529C	61,177	8,790
Total	$123,095,420	$126,270,222

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from September 1, 2016 through December 28, 2016, the management fee was computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The investment adviser had agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $5 billion up to $10 billion and 0.55% of average net assets in excess of $10 billion. This written agreement terminated on December 28, 2016. For the period from September 1, 2016 through December 28, 2016, this management fee reduction amounted to $451,215, which is included in the reduction of total expenses in the Statement of Operations.

Effective December 29, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion up to $2 billion	0.80%
Average daily net assets in excess of $2 billion up to $5 billion	0.70%
Average daily net assets in excess of $5 billion up to $10 billion	0.60%
Average daily net assets in excess of $10 billion	0.55%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s

Notes to Financial Statements (unaudited) – continued

Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $232,029, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,670 and $2,654 for the six months ended February 28, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,102,277
Class B	0.75%	0.25%	1.00%	1.00%	35,801
Class C	0.75%	0.25%	1.00%	1.00%	284,523
Class R1	0.75%	0.25%	1.00%	1.00%	10,960
Class R2	0.25%	0.25%	0.50%	0.50%	360,140
Class R3	—	0.25%	0.25%	0.25%	138,788
Class 529A	—	0.25%	0.25%	0.22%	11,186
Class 529B	0.75%	0.25%	1.00%	1.00%	2,005
Class 529C	0.75%	0.25%	1.00%	0.99%	16,363
Total Distribution and Service Fees					$1,962,043

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2017, this rebate amounted to $3,697, $31, $63, $12, $4, $1,172, $1, and $183 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$1,082
Class B	4,776
Class C	1,306
Class 529B	—
Class 529C	50

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2017, unless MFD elects to extend the waiver. For the six months ended February 28, 2017, this waiver amounted to $3,155 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2017, were as follows:

	Fee	Waiver
Class 529A	$4,474	$2,237
Class 529B	201	100
Class 529C	1,636	818
Total Program Manager Fees and Waivers	$6,311	$3,155

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $116,887, which equated to 0.0037% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,876,636.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0096% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $118 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $698 at February 28, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $6,120 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS purchased 1,975 shares of Class I for an aggregate amount of $30,679.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended February 28, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $14,993,786 and $4,100,474, respectively. The sales transactions resulted in net realized gains (losses) of $565,828.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments, other than short-term obligations, aggregated $1,066,798,091 and $1,120,363,832, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Year ended 8/31/16

	Shares	Amount	Shares	Amount
Shares sold
Class A	6,211,481	$97,306,584	21,545,595	$328,659,059
Class B	14,630	220,030	48,030	723,144
Class C	116,206	1,703,692	430,840	6,267,357
Class I	25,244,595	411,596,757	35,918,662	572,047,523
Class R1	7,783	112,818	23,930	338,866
Class R2	797,595	11,996,945	1,950,959	29,032,110
Class R3	744,529	11,517,620	1,552,694	23,658,689
Class R4	593,552	9,291,124	4,587,268	70,247,582
Class R6	23,016,317	357,968,325	27,737,532	423,125,363
Class 529A	42,574	653,908	494,224	7,503,100
Class 529B	825	11,978	25,855	372,212
Class 529C	22,699	323,108	181,957	2,575,360
	56,812,786	$902,702,889	94,497,546	$1,464,550,365

Shares issued to shareholders in reinvestment of distributions
Class A	753,070	$11,612,342	967,727	$15,135,244
Class B	2,923	43,611	3,595	54,285
Class C	22,145	321,994	24,676	363,730
Class I	2,119,423	33,762,412	2,154,640	34,797,443
Class R1	1,232	17,670	1,698	24,674
Class R2	135,578	2,022,831	148,079	2,243,401
Class R3	118,371	1,806,343	156,313	2,419,727
Class R4	134,339	2,072,857	394,308	6,166,970
Class R6	3,829,739	58,709,900	3,318,907	51,642,198
Class 529A	11,741	177,872	2,497	38,505
Class 529B	499	7,154	35	507
Class 529C	4,342	61,177	609	8,790
	7,133,402	$110,616,163	7,173,084	$112,895,474

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Year ended 8/31/16

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(20,323,865)	$(318,802,169)	(33,256,347)	$(505,503,605)
Class B	(110,328)	(1,649,954)	(245,306)	(3,634,091)
Class C	(714,415)	(10,456,052)	(1,328,603)	(19,307,729)
Class I	(21,932,135)	(354,340,566)	(47,251,025)	(747,130,180)
Class R1	(38,193)	(549,957)	(92,952)	(1,312,230)
Class R2	(1,475,472)	(22,381,970)	(2,907,635)	(43,313,201)
Class R3	(2,595,191)	(40,283,809)	(3,856,903)	(58,609,686)
Class R4	(3,284,805)	(51,869,429)	(16,622,063)	(263,940,004)
Class R6	(9,732,095)	(152,085,183)	(40,593,179)	(630,552,683)
Class 529A	(42,034)	(645,710)	(63,717)	(975,004)
Class 529B	(5,515)	(80,348)	(5,596)	(82,184)
Class 529C	(20,981)	(296,680)	(20,939)	(301,263)
	(60,275,029)	$(953,441,827)	(146,244,265)	$(2,274,661,860)

Net change
Class A	(13,359,314)	$(209,883,243)	(10,743,025)	$(161,709,302)
Class B	(92,775)	(1,386,313)	(193,681)	(2,856,662)
Class C	(576,064)	(8,430,366)	(873,087)	(12,676,642)
Class I	5,431,883	91,018,603	(9,177,723)	(140,285,214)
Class R1	(29,178)	(419,469)	(67,324)	(948,690)
Class R2	(542,299)	(8,362,194)	(808,597)	(12,037,690)
Class R3	(1,732,291)	(26,959,846)	(2,147,896)	(32,531,270)
Class R4	(2,556,914)	(40,505,448)	(11,640,487)	(187,525,452)
Class R6	17,113,961	264,593,042	(9,536,740)	(155,785,122)
Class 529A	12,281	186,070	433,004	6,566,601
Class 529B	(4,191)	(61,216)	20,294	290,535
Class 529C	6,060	87,605	161,627	2,282,887
	3,671,159	$59,877,225	(44,573,635)	$(697,216,021)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 29%, 5%, 5%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $22,868 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,698,907	535,485,753	(522,253,377)	54,931,283

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,403)	$—	$126,512	$54,931,283

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® TECHNOLOGY FUND

SCT-SEM

MFS® TECHNOLOGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Alphabet, Inc., “A”	11.8%
Facebook, Inc., “A”	6.9%
Amazon.com, Inc.	6.6%
Microsoft Corp.	5.5%
Visa, Inc., “A”	3.7%
Salesforce.com, Inc.	3.5%
Adobe Systems, Inc.	3.5%
Microchip Technology, Inc.	3.3%
Apple, Inc.	3.0%
NXP Semiconductors N.V.	2.9%

Top five industries (i)
Internet	21.4%
Computer Software	13.7%
Electronics	12.4%
Business Services	10.2%
Computer Software-Systems (s)	9.2%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 2/28/17 and may not agree with the Portfolio of Investments due to the equivalent exposure of equity options.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	1.25%	$1,000.00	$1,089.38	$6.48
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
B	Actual	2.00%	$1,000.00	$1,085.64	$10.34
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
C	Actual	2.00%	$1,000.00	$1,085.40	$10.34
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
I	Actual	1.00%	$1,000.00	$1,090.78	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R1	Actual	2.00%	$1,000.00	$1,085.58	$10.34
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
R2	Actual	1.50%	$1,000.00	$1,088.21	$7.77
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R3	Actual	1.26%	$1,000.00	$1,089.41	$6.53
	Hypothetical (h)	1.26%	$1,000.00	$1,018.55	$6.31
R4	Actual	1.01%	$1,000.00	$1,091.03	$5.24
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R6	Actual	0.91%	$1,000.00	$1,091.42	$4.72
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.06% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

Expense ratios reflect a one-time Reimbursement of Expenses by Custodian of 0.01% (See Note 2 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)
Aerospace - 1.7%
Harris Corp.	27,055	$2,973,345
Leidos Holdings, Inc.	89,468	4,768,644
Northrop Grumman Corp.	17,210	4,252,419

		$11,994,408
Broadcasting - 1.0%
Time Warner, Inc.	73,500	$7,218,435

Brokerage & Asset Managers - 1.9%
Intercontinental Exchange, Inc.	83,707	$4,782,181
NASDAQ, Inc.	124,428	8,848,075

		$13,630,256
Business Services - 10.2%
Cognizant Technology Solutions Corp., “A” (a)	243,042	$14,405,099
Equifax, Inc.	35,926	4,710,258
Fidelity National Information Services, Inc.	166,540	13,701,246
First Data Corp. (a)	235,103	3,785,158
Fiserv, Inc. (a)	86,472	9,978,869
FleetCor Technologies, Inc. (a)	56,026	9,524,420
Global Payments, Inc.	139,376	11,106,873
Ringcentral, Inc. (a)	96,700	2,581,890
Verisk Analytics, Inc., “A” (a)	36,945	3,063,479

		$72,857,292
Cable TV - 1.5%
Charter Communications, Inc., “A” (a)	11,907	$3,846,675
Comcast Corp., “A”	184,552	6,905,936

		$10,752,611
Computer Software - 13.7%
Adobe Systems, Inc. (a)	208,653	$24,691,996
Akamai Technologies, Inc. (a)	28,504	1,784,350
Cadence Design Systems, Inc. (a)	176,919	5,466,797
Microsoft Corp.	612,443	39,184,103
PTC, Inc. (a)	19,760	1,064,866
Salesforce.com, Inc. (a)	303,801	24,714,211
Twilio, Inc., “A” (a)(l)	26,197	830,969

		$97,737,292

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 10.1%
Apple, Inc.	156,154	$21,391,536
Constellation Software, Inc.	19,314	9,066,616
EPAM Systems, Inc. (a)	24,697	1,818,440
Hewlett Packard Enterprise	790,712	18,044,048
NICE Systems Ltd., ADR	49,731	3,394,141
ServiceNow, Inc. (a)	60,078	5,221,980
SS&C Technologies Holdings, Inc.	182,098	6,377,072
Vantiv, Inc., “A” (a)	65,750	4,298,735
Verint Systems, Inc. (a)	52,700	1,989,425

		$71,601,993
Consumer Services - 1.9%
Priceline Group, Inc. (a)	7,810	$13,465,455

Electrical Equipment - 1.2%
Amphenol Corp., “A”	123,382	$8,539,268

Electronics - 12.4%
Applied Materials, Inc.	303,128	$10,979,296
Broadcom Corp.	91,331	19,264,448
Coherent, Inc. (a)	31,866	5,818,094
Mercury Systems, Inc. (a)	85,464	3,192,935
Microchip Technology, Inc.	326,575	23,683,219
NXP Semiconductors N.V. (a)	200,515	20,614,947
Silicon Laboratories, Inc. (a)	71,898	4,853,115

		$88,406,054
Entertainment - 0.8%
Netflix, Inc. (a)	40,573	$5,766,640

Internet - 21.5%
Alibaba Group Holding Ltd., ADR (a)	112,744	$11,601,358
Alphabet, Inc., “A” (a)(s)	99,286	83,889,720
Facebook, Inc., “A” (a)(s)	364,365	49,386,032
Godaddy, Inc. (a)	87,376	3,219,806
LogMeIn, Inc.	57,259	5,253,513

		$153,350,429
Leisure & Toys - 2.9%
Activision Blizzard, Inc.	215,692	$9,734,180
Electronic Arts, Inc. (a)	124,870	10,801,255

		$20,535,435

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 2.4%
Cisco Systems, Inc.	493,832	$16,879,178

Other Banks & Diversified Financials - 6.4%
Mastercard, Inc., “A”	172,063	$19,006,079
Visa, Inc., “A”	302,977	26,643,797

		$45,649,876
Printing & Publishing - 0.5%
IHS Markit Ltd. (a)	85,804	$3,414,999

Specialty Stores - 6.6%
Amazon.com, Inc. (a)(s)	55,826	$47,175,206

Telecommunications - Wireless - 1.6%
American Tower Corp., REIT	41,374	$4,749,321
SBA Communications Corp., REIT (a)	53,805	6,229,005

		$10,978,326
Total Common Stocks (Identified Cost, $484,308,136)		$699,953,153

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
Consumer Services - 0.0%
Tripadvisor, Inc. - March 2017 @ $49	179	$119,930

Internet - 0.0%
WebMD Health Corp. - March 2017 @ $55	180	$59,400
Total Put Options Purchased (Premiums Paid, $196,769)		$179,330

Issuer	Shares/Par
Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $18,278,957)	18,279,189	$18,279,189

Collateral for Securities Loaned - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50% (j) (Identified Cost, $772,276)	772,276	$772,276
Total Investments (Identified Cost, $503,556,138)		$719,183,948

7

Portfolio of Investments (unaudited) – continued

Securities Sold Short - (1.0)%
Issuer	Shares/Par	Value ($)
Computer Software - Systems - (0.9)%
International Business Machines Corp.	(27,415)	$(4,929,765)
Splunk, Inc. (a)	(19,700)	(1,216,081)

		$(6,145,846)
Electrical Equipment - (0.1)%
Belden, Inc.	(14,908)	$(1,053,250)
Total Securities Sold Short (Proceeds Received, $6,224,935)		$(7,199,096)

Other Assets, Less Liabilities - 0.0%		90,342
Net Assets - 100.0%		$712,075,194

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At February 28, 2017, the fund had cash collateral of $220,177 and other liquid securities with an aggregate value of $12,770,738 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $485,277,181)	$700,904,759
Underlying affiliated funds, at value (identified cost, $18,278,957)	18,279,189
Total investments, at value, including $731,241 of securities on loan (identified cost, $503,556,138)	$719,183,948
Deposits with brokers	220,177
Receivables for
Investments sold	1,138,103
Fund shares sold	1,997,255
Interest and dividends	492,050
Other assets	3,210
Total assets	$723,034,743
Liabilities
Payables for
Dividends on securities sold short	$38,381
Securities sold short, at value (proceeds received, $6,224,935)	7,199,096
Investments purchased	805,225
Fund shares reacquired	1,900,149
Collateral for securities loaned, at value	772,276
Payable to affiliates
Investment adviser	29,732
Shareholder servicing costs	194,064
Distribution and service fees	10,720
Payable for independent Trustees’ compensation	705
Accrued expenses and other liabilities	9,201
Total liabilities	$10,959,549
Net assets	$712,075,194
Net assets consist of
Paid-in capital	$495,861,701
Unrealized appreciation (depreciation) on investments	214,653,649
Accumulated net realized gain (loss) on investments and foreign currency	5,202,810
Accumulated net investment loss	(3,642,966)
Net assets	$712,075,194
Shares of beneficial interest outstanding	23,697,553

9

Statement of Assets And Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$322,690,218	10,676,645	$30.22
Class B	28,990,151	1,088,792	26.63
Class C	84,628,103	3,184,677	26.57
Class I	139,992,715	4,364,729	32.07
Class R1	3,257,811	122,839	26.52
Class R2	19,098,284	658,810	28.99
Class R3	33,928,607	1,122,983	30.21
Class R4	11,491,867	367,484	31.27
Class R6	67,997,438	2,110,594	32.22

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $32.06 [100 / 94.25 x $30.22]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$2,362,278
Dividends from underlying affiliated funds	38,198
Interest	53,395
Other	1,421
Foreign taxes withheld	(6,610)
Total investment income	$2,448,682
Expenses
Management fee	$2,412,412
Distribution and service fees	1,014,995
Shareholder servicing costs	421,374
Administrative services fee	53,726
Independent Trustees’ compensation	6,197
Custodian fee	18,188
Reimbursement of custodian expenses	(25,973)
Shareholder communications	31,697
Audit and tax fees	28,357
Legal fees	2,423
Dividend and interest expense on securities sold short	184,549
Miscellaneous	96,203
Total expenses	$4,244,148
Reduction of expenses by investment adviser and distributor	(29,791)
Net expenses	$4,214,357
Net investment loss	$(1,765,675)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$14,064,537
Underlying affiliated funds	1
Written options	291,947
Securities sold short	(1,506,927)
Foreign currency	(11,973)
Net realized gain (loss) on investments and foreign currency	$12,837,585
Change in unrealized appreciation (depreciation)
Investments	$46,975,548
Written options	(59,505)
Securities sold short	(974,161)
Net unrealized gain (loss) on investments	$45,941,882
Net realized and unrealized gain (loss) on investments	$58,779,467
Change in net assets from operations	$57,013,792

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16
From operations
Net investment loss	$(1,765,675)	$(2,648,809)
Net realized gain (loss) on investments and foreign currency	12,837,585	8,521,898
Net unrealized gain (loss) on investments	45,941,882	74,439,807
Change in net assets from operations	$57,013,792	$80,312,896
Distributions declared to shareholders
From net realized gain on investments	$(12,086,828)	$(17,116,057)
Change in net assets from fund share transactions	$68,653,388	$181,028,652
Total change in net assets	$113,580,352	$244,225,491
Net assets
At beginning of period	598,494,842	354,269,351
At end of period (including accumulated net investment loss of $3,642,966 and $1,877,291, respectively)	$712,075,194	$598,494,842

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$28.27		$24.62	$24.47	$19.41	$16.80	$14.50
Income (loss) from investment operations
Net investment loss (d)	$(0.07	)(c)	$(0.12)	$(0.15)	$(0.13)	$(0.12)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	2.56		4.76	1.15	5.19	2.73	2.47
Total from investment operations	$2.49		$4.64	$1.00	$5.06	$2.61	$2.30
Less distributions declared to shareholders
From net realized gain on investments	$(0.54)		$(0.99)	$(0.85)	$—	$—	$—
Net asset value, end of period (x)	$30.22		$28.27	$24.62	$24.47	$19.41	$16.80
Total return (%) (r)(s)(t)(x)	8.94	(c)(n)	19.20	4.18	26.07	15.54	15.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)(c)	1.27	1.30	1.33	1.55	1.45
Expenses after expense reductions (f)	1.25	(a)(c)	1.26	1.29	1.32	1.54	1.45
Net investment loss	(0.50	)(a)(c)	(0.48)	(0.60)	(0.58)	(0.70)	(1.08)
Portfolio turnover	20	(n)	30	43	38	54	68
Net assets at end of period (000 omitted)	$322,690		$320,898	$199,313	$171,020	$141,147	$143,595
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.19	(a)(c)	1.24	1.27	1.28	1.36	1.38

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$25.06		$22.09	$22.20	$17.75	$15.48	$13.45
Income (loss) from investment operations
Net investment loss (d)	$(0.16	)(c)	$(0.28)	$(0.30)	$(0.27)	$(0.23)	$(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency	2.27		4.24	1.04	4.72	2.50	2.30
Total from investment operations	$2.11		$3.96	$0.74	$4.45	$2.27	$2.03
Less distributions declared to shareholders
From net realized gain on investments	$(0.54)		$(0.99)	$(0.85)	$—	$—	$—
Net asset value, end of period (x)	$26.63		$25.06	$22.09	$22.20	$17.75	$15.48
Total return (%) (r)(s)(t)(x)	8.56	(c)(n)	18.29	3.41	25.07	14.66	15.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)(c)	2.02	2.05	2.08	2.30	2.20
Expenses after expense reductions (f)	2.00	(a)(c)	2.01	2.04	2.07	2.29	2.20
Net investment loss	(1.24	)(a)(c)	(1.22)	(1.35)	(1.34)	(1.44)	(1.83)
Portfolio turnover	20	(n)	30	43	38	54	68
Net assets at end of period (000 omitted)	$28,990		$25,990	$18,791	$16,190	$13,009	$12,911
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.94	(a)(c)	1.99	2.02	2.03	2.12	2.13

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$25.01		$22.05	$22.16	$17.71	$15.45	$13.43
Income (loss) from investment operations
Net investment loss (d)	$(0.16	)(c)	$(0.28)	$(0.30)	$(0.28)	$(0.24)	$(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency	2.26		4.23	1.04	4.73	2.50	2.29
Total from investment operations	$2.10		$3.95	$0.74	$4.45	$2.26	$2.02
Less distributions declared to shareholders
From net realized gain on investments	$(0.54)		$(0.99)	$(0.85)	$—	$—	$—
Net asset value, end of period (x)	$26.57		$25.01	$22.05	$22.16	$17.71	$15.45
Total return (%) (r)(s)(t)(x)	8.54	(c)(n)	18.28	3.42	25.13	14.63	15.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)(c)	2.02	2.05	2.07	2.30	2.20
Expenses after expense reductions (f)	2.00	(a)(c)	2.01	2.04	2.07	2.30	2.20
Net investment loss	(1.24	)(a)(c)	(1.23)	(1.35)	(1.34)	(1.45)	(1.83)
Portfolio turnover	20	(n)	30	43	38	54	68
Net assets at end of period (000 omitted)	$84,628		$73,071	$43,037	$35,998	$25,026	$23,940
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.95	(a)(c)	2.00	2.02	2.03	2.12	2.13

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$29.93		$25.96	$25.69	$20.33	$17.56	$15.11
Income (loss) from investment operations
Net investment loss (d)	$(0.03	)(c)	$(0.07)	$(0.09)	$(0.08)	$(0.08)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	2.71		5.03	1.21	5.44	2.85	2.59
Total from investment operations	$2.68		$4.96	$1.12	$5.36	$2.77	$2.45
Less distributions declared to shareholders
From net realized gain on investments	$(0.54)		$(0.99)	$(0.85)	$—	$—	$—
Net asset value, end of period (x)	$32.07		$29.93	$25.96	$25.69	$20.33	$17.56
Total return (%) (r)(s)(x)	9.08	(c)(n)	19.45	4.45	26.36	15.77	16.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)(c)	1.02	1.05	1.08	1.30	1.20
Expenses after expense reductions (f)	1.00	(a)(c)	1.01	1.04	1.07	1.30	1.20
Net investment loss	(0.21	)(a)(c)	(0.24)	(0.35)	(0.35)	(0.45)	(0.83)
Portfolio turnover	20	(n)	30	43	38	54	68
Net assets at end of period (000 omitted)	$139,993		$96,700	$56,619	$40,359	$30,615	$21,898
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.95	(a)(c)	1.00	1.02	1.04	1.12	1.12

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$24.96		$22.01	$22.12	$17.68	$15.42	$13.41
Income (loss) from investment operations
Net investment loss (d)	$(0.16	)(c)	$(0.28)	$(0.30)	$(0.27)	$(0.23)	$(0.26)
Net realized and unrealized gain (loss) on investments and foreign currency	2.26		4.22	1.04	4.71	2.49	2.27
Total from investment operations	$2.10		$3.94	$0.74	$4.44	$2.26	$2.01
Less distributions declared to shareholders
From net realized gain on investments	$(0.54)		$(0.99)	$(0.85)	$—	$—	$—
Net asset value, end of period (x)	$26.52		$24.96	$22.01	$22.12	$17.68	$15.42
Total return (%) (r)(s)(x)	8.56	(c)(n)	18.27	3.43	25.11	14.66	14.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)(c)	2.02	2.05	2.08	2.30	2.21
Expenses after expense reductions (f)	2.00	(a)(c)	2.01	2.04	2.07	2.30	2.21
Net investment loss	(1.24	)(a)(c)	(1.22)	(1.36)	(1.34)	(1.45)	(1.82)
Portfolio turnover	20	(n)	30	43	38	54	68
Net assets at end of period (000 omitted)	$3,258		$3,073	$2,516	$2,033	$1,542	$1,666
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.95	(a)(c)	1.99	2.02	2.04	2.12	2.13

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$27.17		$23.76	$23.70	$18.85	$16.36	$14.15
Income (loss) from investment operations
Net investment loss (d)	$(0.10	)(c)	$(0.18)	$(0.20)	$(0.18)	$(0.16)	$(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	2.46		4.58	1.11	5.03	2.65	2.41
Total from investment operations	$2.36		$4.40	$0.91	$4.85	$2.49	$2.21
Less distributions declared to shareholders
From net realized gain on investments	$(0.54)		$(0.99)	$(0.85)	$—	$—	$—
Net asset value, end of period (x)	$28.99		$27.17	$23.76	$23.70	$18.85	$16.36
Total return (%) (r)(s)(x)	8.82	(c)(n)	18.88	3.93	25.73	15.22	15.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)(c)	1.52	1.55	1.58	1.79	1.70
Expenses after expense reductions (f)	1.50	(a)(c)	1.51	1.54	1.58	1.79	1.70
Net investment loss	(0.74	)(a)(c)	(0.72)	(0.84)	(0.83)	(0.94)	(1.33)
Portfolio turnover	20	(n)	30	43	38	54	68
Net assets at end of period (000 omitted)	$19,098		$17,031	$14,946	$17,123	$15,890	$17,748
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.45	(a)(c)	1.49	1.52	1.54	1.62	1.63

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$28.26		$24.61	$24.46	$19.41	$16.80	$14.49
Income (loss) from investment operations
Net investment loss (d)	$(0.07	)(c)	$(0.13)	$(0.15)	$(0.13)	$(0.12)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	2.56		4.77	1.15	5.18	2.73	2.48
Total from investment operations	$2.49		$4.64	$1.00	$5.05	$2.61	$2.31
Less distributions declared to shareholders
From net realized gain on investments	$(0.54)		$(0.99)	$(0.85)	$—	$—	$—
Net asset value, end of period (x)	$30.21		$28.26	$24.61	$24.46	$19.41	$16.80
Total return (%) (r)(s)(x)	8.94	(c)(n)	19.21	4.18	26.02	15.54	15.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)(c)	1.27	1.30	1.33	1.55	1.45
Expenses after expense reductions (f)	1.26	(a)(c)	1.26	1.29	1.32	1.55	1.45
Net investment loss	(0.49	)(a)(c)	(0.49)	(0.60)	(0.59)	(0.70)	(1.08)
Portfolio turnover	20	(n)	30	43	38	54	68
Net assets at end of period (000 omitted)	$33,929		$20,180	$9,732	$10,626	$8,863	$8,720
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.20	(a)(c)	1.25	1.27	1.29	1.37	1.38

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$29.19		$25.34	$25.10	$19.86	$17.15	$14.76
Income (loss) from investment operations
Net investment loss (d)	$(0.03	)(c)	$(0.06)	$(0.09)	$(0.08)	$(0.08)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	2.65		4.90	1.18	5.32	2.79	2.53
Total from investment operations	$2.62		$4.84	$1.09	$5.24	$2.71	$2.39
Less distributions declared to shareholders
From net realized gain on investments	$(0.54)		$(0.99)	$(0.85)	$—	$—	$—
Net asset value, end of period (x)	$31.27		$29.19	$25.34	$25.10	$19.86	$17.15
Total return (%) (r)(s)(x)	9.10	(c)(n)	19.45	4.44	26.38	15.80	16.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)(c)	1.02	1.05	1.07	1.29	1.20
Expenses after expense reductions (f)	1.01	(a)(c)	1.01	1.04	1.07	1.29	1.20
Net investment loss	(0.24	)(a)(c)	(0.24)	(0.37)	(0.34)	(0.45)	(0.84)
Portfolio turnover	20	(n)	30	43	38	54	68
Net assets at end of period (000 omitted)	$11,492		$8,141	$2,234	$1,403	$1,269	$823
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.95	(a)(c)	1.00	1.02	1.04	1.12	1.12

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R6			2016	2015	2014	2013 (i)

Net asset value, beginning of period	$30.05		$26.03	$25.73	$20.34	$17.68
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02	)(c)	$(0.04)	$(0.07)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.73		5.05	1.22	5.46	2.70
Total from investment operations	$2.71		$5.01	$1.15	$5.39	$2.66
Less distributions declared to shareholders
From net realized gain on investments	$(0.54)		$(0.99)	$(0.85)	$—	$—
Net asset value, end of period (x)	$32.22		$30.05	$26.03	$25.73	$20.34
Total return (%) (r)(s)(x)	9.14	(c)(n)	19.59	4.57	26.50	15.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)(c)	0.92	0.95	0.97	1.13	(a)
Expenses after expense reductions (f)	0.91	(a)(c)	0.91	0.94	0.96	1.13	(a)
Net investment income (loss)	(0.15	)(a)(c)	(0.13)	(0.27)	(0.28)	(0.35	)(a)
Portfolio turnover	20	(n)	30	43	38	54
Net assets at end of period (000 omitted)	$67,997		$33,411	$7,079	$2,429	$116
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.85	(a)(c)	0.90	0.92	0.95	1.01	(a)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’s inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or

22

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining

23

Notes to Financial Statements (unaudited) – continued

whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$655,335,492	$119,930	$—	$655,455,422
Netherlands	20,614,947	—	—	20,614,947
China	11,601,357	—	—	11,601,357
Canada	9,066,616	—	—	9,066,616
Israel	3,394,141	—	—	3,394,141
Mutual Funds	19,051,465	—	—	19,051,465
Total Investments	$719,064,018	$119,930	$—	$719,183,948
Short Sales	$(7,199,096)	$—	$—	$(7,199,096)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

24

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and written options. The fund’s period end purchased options, as presented in the Portfolio of Investments, generally are indicative of the volume of purchased options held during the period. The volume of written options held during the period is reflected in the written option activity table.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$179,330	$—

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2017 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(462,834)	$291,947

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended February 28, 2017 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$50,167	$(59,505)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one

25

Notes to Financial Statements (unaudited) – continued

net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can

26

Notes to Financial Statements (unaudited) – continued

exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended February 28, 2017:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	5,208	$279,246
Options written	24,297	1,513,976
Options closed	(9,215)	(702,787)
Options exercised	(3,213)	(77,614)
Options expired	(17,077)	(1,012,821)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed

27

Notes to Financial Statements (unaudited) – continued

the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2017, this expense amounted to $184,549. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $731,241. The fair value of the fund’s investment securities on loan and a related liability of $772,276 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification

28

Notes to Financial Statements (unaudited) – continued

clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial

29

Notes to Financial Statements (unaudited) – continued

statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, straddle loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Long-term capital gains	$17,116,057

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$504,864,993
Gross appreciation	214,497,860
Gross depreciation	(178,905)
Net unrealized appreciation (depreciation)	$214,318,955

As of 8/31/16
Undistributed long-term capital gain	10,233,403
Late year ordinary loss deferral	(1,876,522)
Other temporary differences	(4,413,759)
Net unrealized appreciation (depreciation)	167,343,407

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

30

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/17	Year ended 8/31/16
Class A	$6,042,407	$9,437,848
Class B	564,793	911,554
Class C	1,649,827	2,147,972
Class I	1,747,655	2,507,391
Class R1	62,501	127,045
Class R2	357,143	631,886
Class R3	493,168	425,776
Class R4	176,204	74,453
Class R6	993,130	852,132
Total	$12,086,828	$17,116,057

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $23,527, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $95,240 for the six months ended February 28, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$406,713
Class B	0.75%	0.25%	1.00%	1.00%	133,506
Class C	0.75%	0.25%	1.00%	1.00%	384,449
Class R1	0.75%	0.25%	1.00%	1.00%	15,149
Class R2	0.25%	0.25%	0.50%	0.50%	44,372
Class R3	—	0.25%	0.25%	0.25%	30,806
Total Distribution and Service Fees					$1,014,995

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2017, this rebate amounted to $5,842, $124, and $298 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$1,765
Class B	15,731
Class C	11,971

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $76,815, which equated to 0.0239% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $344,559.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on

32

Notes to Financial Statements (unaudited) – continued

average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $117 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $692 at February 28, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $575 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 5,844 shares of Class R6 for an aggregate amount of $151,886. On March 16, 2016, MFS redeemed 6,339 shares of Class I for an aggregate amount of $167,466.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended February 28, 2017, the fund engaged in sale transactions pursuant to this policy, which amounted to $856,271. The sales transactions resulted in net realized gains (losses) of $55,203.

33

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $189,877,010 and $130,326,916, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,079,238	$59,231,474	5,650,212	$146,107,339
Class B	143,418	3,629,784	340,869	7,842,383
Class C	547,460	13,820,824	1,326,858	30,532,344
Class I	2,311,691	71,193,167	3,469,595	95,301,998
Class R1	26,849	678,600	59,793	1,366,106
Class R2	158,661	4,344,547	316,198	7,917,738
Class R3	592,377	16,921,231	433,184	11,179,724
Class R4	124,964	3,701,559	269,057	7,406,114
Class R6	1,258,691	38,284,309	1,008,817	26,942,479
	7,243,349	$211,805,495	12,874,583	$334,596,225

Shares issued to shareholders in reinvestment of distributions
Class A	206,974	$5,813,901	351,762	$9,145,810
Class B	22,405	555,187	38,326	888,406
Class C	59,252	1,465,308	80,131	1,853,426
Class I	42,956	1,279,665	65,685	1,805,022
Class R1	2,532	62,501	5,502	127,045
Class R2	11,665	314,359	24,051	602,249
Class R3	17,563	493,168	16,376	425,776
Class R4	4,712	136,848	2,777	74,453
Class R6	23,250	695,648	10,949	301,867
	391,309	$10,816,585	595,559	$15,224,054

Shares reacquired
Class A	(2,961,754)	$(85,775,824)	(2,744,468)	$(70,029,661)
Class B	(114,211)	(2,900,479)	(192,697)	(4,444,263)
Class C	(343,727)	(8,697,136)	(437,124)	(10,007,638)
Class I	(1,220,860)	(36,435,728)	(2,485,635)	(64,260,422)
Class R1	(29,644)	(745,448)	(56,516)	(1,271,891)
Class R2	(138,389)	(3,824,390)	(342,465)	(8,463,244)
Class R3	(201,091)	(5,784,459)	(130,805)	(3,377,690)
Class R4	(41,059)	(1,221,647)	(81,123)	(2,055,904)
Class R6	(283,312)	(8,583,581)	(179,822)	(4,880,914)
	(5,334,047)	$(153,968,692)	(6,650,655)	$(168,791,627)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Net change
Class A	(675,542)	$(20,730,449)	3,257,506	$85,223,488
Class B	51,612	1,284,492	186,498	4,286,526
Class C	262,985	6,588,996	969,865	22,378,132
Class I	1,133,787	36,037,104	1,049,645	32,846,598
Class R1	(263)	(4,347)	8,779	221,260
Class R2	31,937	834,516	(2,216)	56,743
Class R3	408,849	11,629,940	318,755	8,227,810
Class R4	88,617	2,616,760	190,711	5,424,663
Class R6	998,629	30,396,376	839,944	22,363,432
	2,300,611	$68,653,388	6,819,487	$181,028,652

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $1,898 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,566,726	114,081,546	(112,369,083)	18,279,189

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1	$—	$38,198	$18,279,189

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

36

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® U.S. GOVERNMENT CASH RESERVE FUND

LMM-SEM

MFS® U.S. GOVERNMENT CASH RESERVE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	18.7%
A-1	71.5%
A-2	9.9%
Not Rated	0.0%
Other Assets Less Liabilities	(0.1)%

Maturity breakdown (u)
0 - 7 days	24.8%
8 - 29 days	37.6%
30 - 59 days	22.6%
60 - 89 days	9.9%
90 - 365 days	5.2%
Other Assets Less Liabilities	(0.1)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	0.36%	$1,000.00	$1,000.08	$1.79
	Hypothetical (h)	0.36%	$1,000.00	$1,023.01	$1.81
B	Actual	0.36%	$1,000.00	$1,000.05	$1.79
	Hypothetical (h)	0.36%	$1,000.00	$1,023.01	$1.81
C	Actual	0.36%	$1,000.00	$1,000.05	$1.79
	Hypothetical (h)	0.36%	$1,000.00	$1,023.01	$1.81
R1	Actual	0.36%	$1,000.00	$1,000.05	$1.79
	Hypothetical (h)	0.36%	$1,000.00	$1,023.01	$1.81
R2	Actual	0.36%	$1,000.00	$1,000.07	$1.79
	Hypothetical (h)	0.36%	$1,000.00	$1,023.01	$1.81
R3	Actual	0.35%	$1,000.00	$1,000.08	$1.74
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R4	Actual	0.36%	$1,000.00	$1,000.08	$1.79
	Hypothetical (h)	0.36%	$1,000.00	$1,023.01	$1.81
529A	Actual	0.36%	$1,000.00	$1,000.08	$1.79
	Hypothetical (h)	0.36%	$1,000.00	$1,023.01	$1.81
529B	Actual	0.36%	$1,000.00	$1,000.05	$1.79
	Hypothetical (h)	0.36%	$1,000.00	$1,023.01	$1.81
529C	Actual	0.36%	$1,000.00	$1,000.05	$1.79
	Hypothetical (h)	0.36%	$1,000.00	$1,023.01	$1.81

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

Expense ratios reflect a one-time Reimbursement of Expenses by Custodian of 0.02% (See Note 2 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

U.S. Government Agencies and Equivalents (y) - 90.2%
Issuer	Shares/Par	Value ($)
Fannie Mae, 0.501%, due 3/08/2017	$13,000,000	$12,998,752
Fannie Mae, 0.487%, due 3/14/2017	10,843,000	10,841,121
Fannie Mae, 0.512%, due 3/15/2017	5,233,000	5,231,972
Fannie Mae, 0.477%, due 3/20/2017	10,000,000	9,997,519
Fannie Mae, 0.477%, due 3/21/2017	9,164,000	9,161,607
Fannie Mae, 0.507%, due 3/22/2017	12,700,000	12,696,296
Fannie Mae, 0.497%, due 4/05/2017	12,372,000	12,366,106
Fannie Mae, 0.513%, due 4/12/2017	12,865,000	12,857,420
Federal Farm Credit Bank, 0.487%, due 3/23/2017	8,000,000	7,997,653
Federal Farm Credit Bank, 0.497%, due 3/28/2017	7,226,000	7,223,344
Federal Farm Credit Bank, 0.497%, due 4/03/2017	3,742,000	3,740,319
Federal Farm Credit Bank, 0.497%, due 4/04/2017	8,000,000	7,996,298
Federal Farm Credit Bank, 0.538%, due 5/11/2017	9,000,000	8,990,593
Federal Farm Credit Bank, 0.554%, due 6/06/2017	5,000,000	4,992,658
Federal Farm Credit Bank, 0.554%, due 6/08/2017	2,000,000	1,997,003
Federal Home Loan Bank, 0.482%, due 3/01/2017	4,917,000	4,917,000
Federal Home Loan Bank, 0.497%, due 3/07/2017	1,032,000	1,031,916
Federal Home Loan Bank, 0.507%, due 3/09/2017	12,700,000	12,698,589
Federal Home Loan Bank, 0.528%, due 3/09/2017	7,676,000	7,675,113
Federal Home Loan Bank, 0.512%, due 3/10/2017	12,725,000	12,723,393
Federal Home Loan Bank, 0.507%, due 3/13/2017	7,267,000	7,265,789
Federal Home Loan Bank, 0.538%, due 3/30/2017	11,639,000	11,634,031
Federal Home Loan Bank, 0.507%, due 4/04/2017	250,000	249,882
Federal Home Loan Bank, 0.512%, due 4/10/2017	250,000	249,860
Federal Home Loan Bank, 0.538%, due 4/20/2017	8,000,000	7,994,111
Freddie Mac, 0.497%, due 3/03/2017	1,015,000	1,014,972
Freddie Mac, 0.476%, due 3/06/2017	12,535,000	12,534,183
Freddie Mac, 0.502%, due 4/13/2017	2,106,000	2,104,755
Freddie Mac, 0.517%, due 4/13/2017	4,002,000	3,999,562
Freddie Mac, 0.515%, due 4/21/2017	3,484,000	3,481,493
U.S. Treasury Bill, 0.487%, due 3/02/2017	13,060,000	13,059,826
U.S. Treasury Bill, 0.528%, due 4/06/2017	9,000,000	8,995,320
U.S. Treasury Bill, 0.485%, due 4/20/2017	4,949,000	4,945,718
U.S. Treasury Bill, 0.518%, due 5/04/2017	9,000,000	8,991,840
U.S. Treasury Bill, 0.518%, due 5/18/2017	12,465,000	12,451,226
U.S. Treasury Bill, 0.6%, due 7/13/2017	8,840,000	8,820,586
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$275,927,826

5

Portfolio of Investments (unaudited) – continued

Repurchase Agreements - 9.9%
Issuer	Shares/Par	Value ($)
Goldman Sachs Repurchase Agreement, 0.52%, dated 2/28/2017, due 3/01/2017, total to be received $25,372,366 (secured by U.S. Federal Agency obligations valued at $25,879,440 in a jointly traded account), at Cost and Value	$25,372,000	$25,372,000
JPMorgan Chase & Co. Repurchase Agreement, 0.51%, dated 2/28/2017, due 3/1/2017, total to be received $5,000,071 (secured by U.S. Federal Agency obligations valued at $5,013,427 in a jointly traded account), at Cost and Value	5,000,000	5,000,000
Total Repurchase Agreements, at Cost and Value		$30,372,000
Total Investments, at Amortized Cost and Value		$306,299,826

Other Assets, Less Liabilities - (0.1)%		(404,341)
Net Assets - 100.0%		$305,895,485

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$306,299,826
Cash	395
Receivables for
Fund shares sold	437,856
Interest	437
Other assets	1,731
Total assets	$306,740,245
Liabilities
Payable for fund shares reacquired	$696,565
Payable to affiliates
Investment adviser	4,462
Shareholder servicing costs	112,496
Payable for independent Trustees’ compensation	7,475
Accrued expenses and other liabilities	23,762
Total liabilities	$844,760
Net assets	$305,895,485
Net assets consist of
Paid-in capital	$306,088,924
Accumulated net realized gain (loss) on investments	(184,395)
Accumulated distributions in excess of net investment income	(9,044)
Net assets	$305,895,485
Shares of beneficial interest outstanding	306,125,492

	Net assets	Shares outstanding	Net asset value per share
Class A	$120,197,165	120,284,961	$1.00
Class B	22,109,830	22,128,657	1.00
Class C	45,000,499	45,033,709	1.00
Class R1	11,777,539	11,786,729	1.00
Class R2	49,699,092	49,736,818	1.00
Class R3	33,685,948	33,712,847	1.00
Class R4	3,279,461	3,281,876	1.00
Class 529A	12,802,733	12,811,653	1.00
Class 529B	355,325	355,651	1.00
Class 529C	6,987,893	6,992,591	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$588,777
Other	4,873
Total investment income	$593,650
Expenses
Management fee	$637,402
Distribution and service fees	797,415
Shareholder servicing costs	260,421
Program manager fees	10,074
Administrative services fee	29,079
Independent Trustees’ compensation	5,908
Custodian fee	10,091
Reimbursement of custodian expenses	(25,151)
Shareholder communications	9,495
Audit and tax fees	17,871
Legal fees	1,601
Miscellaneous	74,062
Total expenses	$1,828,268
Reduction of expenses by investment adviser and distributor	(1,258,303)
Net expenses	$569,965
Net investment income	$23,685
Net realized gain (loss) on investments	$(5)
Change in net assets from operations	$23,680

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16
Change in net assets
From operations
Net investment income	$23,685	$0
Net realized gain (loss) on investments	(5)	—
Change in net assets from operations	$23,680	$0
Distributions declared to shareholders
From net investment income	$(23,685)	$—
Change in net assets from fund share transactions	$(8,446,058)	$(2,111,675)
Total change in net assets	$(8,446,063)	$(2,111,675)
Net assets
At beginning of period	314,341,548	316,453,223
At end of period (including accumulated distributions in excess of net investment income of $9,044 and accumulated net investment loss $9,044, respectively)	$305,895,485	$314,341,548

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class A			2016	2015		2014		2013	2012

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	$—	0.00	(w)	0.00	(w)	$—	$—
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—		$—		$—	$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.01	(c)(n)	0.00	0.00	(w)	0.00	(w)	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)(c)	0.91	0.92		0.90		0.93	0.93
Expenses after expense reductions (f)	0.36	(a)(c)	0.23	0.07		0.09		0.15	0.13
Net investment income	0.02	(a)(c)	0.00	0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$120,197		$120,740	$122,085		$124,550		$145,062	$126,283

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class B			2016	2015		2014		2013	2012

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	0.00	(w)	0.00	(w)	—	—
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—		$—		$—	$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.01	(c)(n)	0.00	0.00	(w)	0.00	(w)	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)(c)	1.66	1.67		1.65		1.68	1.68
Expenses after expense reductions (f)	0.36	(a)(c)	0.23	0.07		0.10		0.15	0.12
Net investment income	0.01	(a)(c)	0.00	0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$22,110		$18,096	$18,831		$22,982		$30,833	$35,098

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class C			2016	2015		2014		2013	2012

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	0.00	(w)	0.00	(w)	—	—
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—		$—		$—	$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(t)	0.01	(c)(n)	0.00	0.00	(w)	0.00	(w)	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)(c)	1.66	1.67		1.65		1.68	1.68
Expenses after expense reductions (f)	0.36	(a)(c)	0.24	0.07		0.10		0.15	0.13
Net investment income	0.01	(a)(c)	0.00	0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$45,000		$48,749	$42,522		$45,662		$58,363	$49,851

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R1			2016	2015		2014		2013	2012

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	0.00	(w)	0.00	(w)	—	—
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—		$—		$—	$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.01	(c)(n)	0.00	0.00	(w)	0.00	(w)	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)(c)	1.66	1.67		1.65		1.68	1.68
Expenses after expense reductions (f)	0.36	(a)(c)	0.23	0.07		0.09		0.15	0.13
Net investment income	0.01	(a)(c)	0.00	0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$11,778		$14,569	$14,363		$16,819		$21,080	$24,361

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R2			2016	2015		2014		2013	2012

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	0.00	(w)	0.00	(w)	—	—
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—		$—		$—	$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.01	(c)(n)	0.00	0.00	(w)	0.00	(w)	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)(c)	1.16	1.17		1.15		1.18	1.18
Expenses after expense reductions (f)	0.36	(a)(c)	0.23	0.07		0.09		0.15	0.13
Net investment income	0.01	(a)(c)	0.00	0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$49,699		$51,537	$53,058		$57,634		$74,406	$83,723

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R3			2016	2015		2014		2013	2012

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	0.00	(w)	0.00	(w)	—	—
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—		$—		$—	$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.01	(c)(n)	0.00	0.00	(w)	0.00	(w)	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)(c)	0.91	0.92		0.90		0.93	0.93
Expenses after expense reductions (f)	0.35	(a)(c)	0.23	0.07		0.09		0.15	0.13
Net investment income	0.02	(a)(c)	0.00	0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$33,686		$37,650	$44,872		$53,916		$64,925	$79,029

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R4			2016	2015		2014		2013	2012

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	0.00	(w)	0.00	(w)	—	—
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—		$—		$—	$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.01	(c)(n)	0.00	0.00	(w)	0.00	(w)	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)(c)	0.66	0.67		0.65		0.68	0.69
Expenses after expense reductions (f)	0.36	(a)(c)	0.23	0.07		0.09		0.15	0.12
Net investment income	0.02	(a)(c)	0.00	0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$3,279		$3,077	$3,034		$2,907		$820	$810

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class 529A			2016	2015		2014		2013	2012

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	0.00	(w)	0.00	(w)	—	—
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—		$—		$—	$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.01	(c)(n)	0.00	0.00	(w)	0.00	(w)	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)(c)	1.00	1.02		1.00		1.03	1.03
Expenses after expense reductions (f)	0.36	(a)(c)	0.23	0.07		0.09		0.15	0.13
Net investment income	0.02	(a)(c)	0.00	0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$12,803		$12,841	$11,383		$10,927		$10,897	$10,330

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class 529B			2016	2015		2014		2013	2012

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	0.00	(w)	0.00	(w)	—	—
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—		$—		$—	$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.01	(c)(n)	0.00	0.00	(w)	0.00	(w)	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)(c)	1.76	1.77		1.75		1.78	1.78
Expenses after expense reductions (f)	0.36	(a)(c)	0.22	0.07		0.10		0.15	0.12
Net investment income	0.01	(a)(c)	0.00	0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$355		$355	$440		$531		$676	$665

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class 529C			2016	2015		2014		2013	2012

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	0.00	(w)	0.00	(w)	—	—
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—		$—		$—	$—
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)	0.01	(c)(n)	0.00	0.00	(w)	0.00	(w)	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)(c)	1.76	1.77		1.75		1.78	1.78
Expenses after expense reductions (f)	0.36	(a)(c)	0.24	0.07		0.09		0.15	0.13
Net investment income	0.01	(a)(c)	0.00	0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$6,998		$6,728	$5,866		$6,240		$6,072	$5,020

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as

16

Notes to Financial Statements (unaudited) – continued

adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$306,299,826	$—	$306,299,826

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At period end, the fund had investments in repurchase agreements with a gross value of $30,372,000 included in “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

17

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2016, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended August 31, 2016.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$306,299,826

As of 8/31/16
Capital loss carryforwards	(184,390)
Late year ordinary loss deferral	(1,050)
Other temporary differences	(7,994)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

18

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/17	$(184,390)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/17	Year ended 8/31/16
Class A	$10,672	$—
Class B	1,296	—
Class C	2,765	—
Class R1	712	—
Class R2	3,733	—
Class R3	2,758	—
Class R4	253	—
Class 529A	1,083	—
Class 529B	21	—
Class 529C	392	—
Total	$23,685	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

During the six months ended February 28, 2017, MFS voluntarily waived receipt of $439,222 of the fund’s management fee in order to avoid a negative yield, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of

19

Notes to Financial Statements (unaudited) – continued

Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $11,592, which is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2017, these waivers had the effect of reducing the management fee by 0.28% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.12% of the fund’s average daily net assets.

Distributor – The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$156,023
Class B	0.75%	0.25%	1.00%	0.00%	109,292
Class C	0.75%	0.25%	1.00%	0.00%	241,600
Class R1	0.75%	0.25%	1.00%	0.00%	63,768
Class R2	0.25%	0.25%	0.50%	0.00%	129,244
Class R3	—	0.25%	0.25%	0.00%	45,015
Class 529A	—	0.25%	0.25%	0.00%	16,092
Class 529B	0.75%	0.25%	1.00%	0.00%	1,874
Class 529C	0.75%	0.25%	1.00%	0.00%	34,507
Total Distribution and Service Fees					$797,415

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has agreed in writing to waive the Class A and Class 529A service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2017. These reductions, for the six months ended February 28, 2017, for Class A and Class 529A amounted to $156,023 and $16,092, respectively, and are included in the reduction of total expenses in the Statement of Operations. During the six months ended February 28, 2017, MFD also voluntarily waived a receipt of $625,300 of the fund’s distribution and service fees to ensure the fund avoids a negative yield for Class B, Class C, Class R1, Class R2, Class R3, Class 529B, and Class 529C shares. This amount is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B

20

Notes to Financial Statements (unaudited) – continued

and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$131
Class B	31,484
Class C	7,299
Class 529B	—
Class 529C	884

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2017, unless MFD elects to extend the waiver. For the six months ended February 28, 2017, this waiver amounted to $5,037 and is included in the reduction of total expenses in the Statement of Operations. In addition, MFS voluntarily waived receipt of $5,037 of the fund’s program manager fees in order to avoid a negative yield for Class 529A, Class 529B, and Class 529C shares. This voluntary waiver had the effect of reducing the program manager fee by 0.05% of average daily net assets attributable to Class 529A, Class 529B, and Class 529C shares on an annualized basis. The program manager fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2017, were as follows:

	Fee	Waiver
Class 529A	$6,436	$6,436
Class 529B	187	187
Class 529C	3,451	3451
Total Program Manager Fees and Waivers	$10,074	$10,074

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $84,647, which equated to 0.0531% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $175,774.

21

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0182% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $637 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $7,223 at February 28, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $300 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

On September 9, 2015, MFS redeemed 48, 125, 134, 40 and 18 shares each, of Class B, Class R3, Class R4, Class 529A and Class 529C respectively for the aggregate amount of $365. At February 28, 2017, MFS held approximately 79% of the outstanding shares of Class R4.

22

Notes to Financial Statements (unaudited) – continued

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	36,267,579	$36,267,579	61,984,342	$61,984,346
Class B	10,589,529	10,589,528	15,009,346	15,009,346
Class C	17,720,369	17,720,369	45,857,815	45,857,814
Class R1	1,326,504	1,326,505	5,028,966	5,028,966
Class R2	7,500,253	7,500,253	16,235,866	16,235,866
Class R3	7,657,752	7,657,753	15,034,388	15,034,388
Class R4	271,029	271,031	253,380	253,379
Class 529A	3,304,601	3,304,602	7,049,714	7,049,715
Class 529B	98,328	98,328	269,487	269,487
Class 529C	2,245,733	2,245,733	4,478,950	4,478,949
	86,981,677	$86,981,681	171,202,254	$171,202,256

Shares issued to shareholders in reinvestment of distributions
Class A	10,294	$10,294	—	$—
Class B	1,277	1,277	—	—
Class C	2,670	2,670	—	—
Class R1	712	712	—	—
Class R2	3,733	3,733	—	—
Class R3	2,758	2,758	—	—
Class R4	253	253	—	—
Class 529A	1,056	1,056	—	—
Class 529B	21	21	—	—
Class 529C	391	391	—	—
	23,165	$23,165	—	$—

Shares reacquired
Class A	(36,818,975)	$(36,818,975)	(63,330,188)	$(63,330,188)
Class B	(6,573,501)	(6,573,503)	(15,744,830)	(15,744,833)
Class C	(21,473,147)	(21,473,147)	(39,626,535)	(39,626,535)
Class R1	(4,120,423)	(4,120,423)	(4,822,357)	(4,822,357)
Class R2	(9,341,807)	(9,341,807)	(17,757,982)	(17,757,982)
Class R3	(11,625,886)	(11,625,886)	(22,261,502)	(22,261,502)
Class R4	(69,095)	(69,096)	(209,426)	(209,426)
Class 529A	(3,343,376)	(3,343,376)	(5,591,127)	(5,591,127)
Class 529B	(98,381)	(98,381)	(353,733)	(353,733)
Class 529C	(1,986,310)	(1,986,310)	(3,616,248)	(3,616,248)
	(95,450,901)	$(95,450,904)	(173,313,928)	$(173,313,931)

23

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Net change
Class A	(541,102)	$(541,102)	(1,345,846)	$(1,345,842)
Class B	4,017,305	4,017,302	(735,484)	(735,487)
Class C	(3,750,108)	(3,750,108)	6,231,280	6,231,279
Class R1	(2,793,207)	(2,793,206)	206,609	206,609
Class R2	(1,837,821)	(1,837,821)	(1,522,116)	(1,522,116)
Class R3	(3,965,376)	(3,965,375)	(7,227,114)	(7,227,114)
Class R4	202,187	202,188	43,954	43,953
Class 529A	(37,719)	(37,718)	1,458,587	1,458,588
Class 529B	(32)	(32)	(84,246)	(84,246)
Class 529C	259,814	259,814	862,702	862,701
	(8,446,059)	$(8,446,058)	(2,111,674)	$(2,111,675)

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $1,113 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

24

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

25

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

26

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2017

MFS® VALUE FUND

EIF-SEM

MFS® VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.7%
Philip Morris International, Inc.	3.7%
Wells Fargo & Co.	3.5%
Johnson & Johnson	3.4%
Accenture PLC, “A”	2.6%
Goldman Sachs Group, Inc.	2.4%
U.S. Bancorp	2.4%
Medtronic PLC	2.4%
Pfizer, Inc.	2.2%
3M Co.	2.0%

Equity sectors
Financial Services	29.1%
Health Care	15.2%
Consumer Staples	11.2%
Industrial Goods & Services	9.6%
Basic Materials	5.4%
Special Products & Services	5.0%
Leisure	5.0%
Energy	4.6%
Technology	2.9%
Transportation	2.7%
Retailing	2.7%
Autos & Housing	2.6%
Utilities & Communications	2.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
A	Actual	0.84%	$1,000.00	$1,084.70	$4.34
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
B	Actual	1.59%	$1,000.00	$1,080.85	$8.20
	Hypothetical (h)	1.59%	$1,000.00	$1,016.91	$7.95
C	Actual	1.59%	$1,000.00	$1,080.91	$8.20
	Hypothetical (h)	1.59%	$1,000.00	$1,016.91	$7.95
I	Actual	0.59%	$1,000.00	$1,086.24	$3.05
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96
R1	Actual	1.59%	$1,000.00	$1,080.53	$8.20
	Hypothetical (h)	1.59%	$1,000.00	$1,016.91	$7.95
R2	Actual	1.09%	$1,000.00	$1,083.30	$5.63
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
R3	Actual	0.84%	$1,000.00	$1,084.74	$4.34
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
R4	Actual	0.59%	$1,000.00	$1,086.13	$3.05
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96
R6	Actual	0.49%	$1,000.00	$1,086.67	$2.54
	Hypothetical (h)	0.49%	$1,000.00	$1,022.36	$2.46
529A	Actual	0.85%	$1,000.00	$1,084.75	$4.39
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
529B	Actual	0.88%	$1,000.00	$1,084.75	$4.55
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
529C	Actual	1.63%	$1,000.00	$1,080.22	$8.41
	Hypothetical (h)	1.63%	$1,000.00	$1,016.71	$8.15

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.04%, 0.01%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.4%
Issuer	Shares/Par	Value ($)
Aerospace - 5.2%
Honeywell International, Inc.	6,371,202	$793,214,647
Lockheed Martin Corp.	1,888,737	503,499,509
Northrop Grumman Corp.	1,835,629	453,565,570
United Technologies Corp.	4,245,573	477,839,241

		$2,228,118,967
Alcoholic Beverages - 1.0%
Diageo PLC	15,436,027	$434,408,148

Apparel Manufacturers - 0.4%
Hanesbrands, Inc.	8,217,897	$164,440,119

Automotive - 1.4%
Delphi Automotive PLC	5,210,790	$396,697,443
Harley-Davidson, Inc.	3,508,447	197,806,242

		$594,503,685
Broadcasting - 2.8%
Interpublic Group of Companies, Inc.	6,683,352	$161,068,783
Omnicom Group, Inc.	6,963,695	592,610,445
Time Warner, Inc.	3,680,240	361,436,370
Walt Disney Co.	898,559	98,922,360

		$1,214,037,958
Brokerage & Asset Managers - 2.7%
BlackRock, Inc.	1,013,198	$392,573,697
Franklin Resources, Inc.	5,292,004	227,767,852
NASDAQ, Inc.	6,362,193	452,415,544
T. Rowe Price Group, Inc.	1,118,337	79,636,778

		$1,152,393,871
Business Services - 5.0%
Accenture PLC, “A”	8,962,582	$1,097,916,295
Amdocs Ltd.	1,689,978	102,497,166
Cognizant Technology Solutions Corp., “A” (a)	2,680,157	158,852,905
Equifax, Inc.	1,429,051	187,362,877
Fidelity National Information Services, Inc.	4,950,054	407,240,943
Fiserv, Inc. (a)	1,690,662	195,102,395

		$2,148,972,581

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 1.3%
Comcast Corp., “A”	15,047,692	$563,084,635

Chemicals - 4.9%
3M Co.	4,534,479	$845,000,162
E.I. du Pont de Nemours & Co.	3,956,195	310,719,555
Monsanto Co.	1,435,542	163,407,746
PPG Industries, Inc.	7,662,972	784,918,222

		$2,104,045,685
Computer Software - 0.6%
Oracle Corp.	6,328,569	$269,533,754

Computer Software - Systems - 0.7%
International Business Machines Corp.	1,703,241	$306,276,797

Construction - 1.2%
Sherwin-Williams Co.	992,918	$306,354,920
Stanley Black & Decker, Inc.	1,767,844	224,781,365

		$531,136,285
Consumer Products - 1.0%
Coty, Inc., “A”	9,344,135	$175,482,855
Newell Brands, Inc.	1,485,860	72,851,716
Procter & Gamble Co.	1,884,400	171,612,308

		$419,946,879
Containers - 0.5%
Crown Holdings, Inc. (a)	3,603,019	$193,085,788

Electrical Equipment - 2.0%
Johnson Controls International PLC	18,150,944	$761,250,591
Pentair PLC	1,464,096	85,005,414

		$846,256,005
Electronics - 1.6%
Texas Instruments, Inc.	8,649,962	$662,760,088

Energy - Independent - 1.7%
EOG Resources, Inc.	4,146,420	$402,161,276
Occidental Petroleum Corp.	4,898,288	321,082,778

		$723,244,054

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - 1.8%
Chevron Corp.	3,402,758	$382,810,275
Exxon Mobil Corp.	4,869,440	395,982,861

		$778,793,136
Food & Beverages - 4.9%
Archer Daniels Midland Co.	6,390,719	$300,172,071
Danone S.A.	2,611,498	173,079,722
General Mills, Inc.	6,294,507	379,999,388
J.M. Smucker Co.	1,602,175	227,076,263
Mead Johnson Nutrition Co., “A”	1,441,796	126,575,271
Nestle S.A.	8,803,414	650,822,412
PepsiCo, Inc.	2,228,010	245,927,744

		$2,103,652,871
Food & Drug Stores - 1.6%
CVS Health Corp.	8,604,453	$693,346,823

General Merchandise - 0.4%
Target Corp.	2,776,082	$163,150,339

Health Maintenance Organizations - 0.7%
Cigna Corp.	1,519,116	$226,196,372
UnitedHealth Group, Inc.	365,193	60,395,618

		$286,591,990
Insurance - 7.6%
Aon PLC	5,489,980	$634,916,187
Chubb Ltd.	5,886,535	813,342,541
MetLife, Inc.	11,386,946	597,131,448
Prudential Financial, Inc.	3,474,067	384,023,366
Travelers Cos., Inc.	6,771,392	827,734,958

		$3,257,148,500
Machinery & Tools - 2.4%
Eaton Corp. PLC	5,187,201	$373,374,728
Illinois Tool Works, Inc.	3,017,465	398,335,555
Ingersoll-Rand Co. Ltd., “A”	2,900,056	230,148,444

		$1,001,858,727
Major Banks - 13.8%
Bank of New York Mellon Corp.	9,522,334	$448,882,825
Goldman Sachs Group, Inc.	4,154,442	1,030,550,883
JPMorgan Chase & Co.	22,088,729	2,001,680,622
PNC Financial Services Group, Inc.	4,500,964	572,657,650

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
State Street Corp.	4,265,268	$339,984,512
Wells Fargo & Co.	25,655,232	1,484,924,828

		$5,878,681,320
Medical & Health Technology & Services - 1.2%
Express Scripts Holding Co. (a)	3,250,050	$229,616,033
McKesson Corp.	1,901,149	285,419,499

		$515,035,532
Medical Equipment - 6.1%
Abbott Laboratories	14,417,393	$649,936,076
Danaher Corp.	5,430,124	464,547,108
Medtronic PLC	12,573,167	1,017,294,942
Thermo Fisher Scientific, Inc.	3,096,583	488,269,207

		$2,620,047,333
Oil Services - 1.1%
Schlumberger Ltd.	5,957,863	$478,773,871

Other Banks & Diversified Financials - 5.1%
American Express Co.	5,076,939	$406,459,736
Citigroup, Inc.	12,317,658	736,719,125
U.S. Bancorp	18,526,344	1,018,948,920

		$2,162,127,781
Pharmaceuticals - 7.2%
Johnson & Johnson	11,964,934	$1,462,234,584
Merck & Co., Inc.	7,476,337	492,466,318
Novartis AG	1,265,183	98,760,738
Pfizer, Inc.	27,736,298	946,362,488
Roche Holding AG	363,005	88,442,598

		$3,088,266,726
Printing & Publishing - 0.9%
Moody’s Corp.	2,510,176	$279,558,301
S&P Global, Inc.	686,623	88,897,080

		$368,455,381
Railroad & Shipping - 1.3%
Canadian National Railway Co.	3,171,031	$221,242,833
Union Pacific Corp.	2,911,317	314,247,557

		$535,490,390
Specialty Stores - 0.3%
Advance Auto Parts, Inc.	794,521	$124,429,934

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 1.2%
Verizon Communications, Inc.	10,581,406	$525,155,180

Tobacco - 4.3%
Altria Group, Inc.	3,429,130	$256,910,420
Philip Morris International, Inc.	14,290,664	1,562,684,108

		$1,819,594,528
Trucking - 1.4%
United Parcel Service, Inc., “B”	5,771,489	$610,392,677

Utilities - Electric Power - 1.1%
Duke Energy Corp.	4,331,701	$357,581,918
Xcel Energy, Inc.	2,996,924	130,995,548

		$488,577,466
Total Common Stocks (Identified Cost, $27,015,014,534)		$42,055,815,804

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $580,332,949)	580,336,597	$580,336,597
Total Investments (Identified Cost, $27,595,347,483)		$42,636,152,401

Other Assets, Less Liabilities - 0.2%		96,674,110
Net Assets - 100.0%		$42,732,826,511

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $27,015,014,534)	$42,055,815,804
Underlying affiliated funds, at value (identified cost, $580,332,949)	580,336,597
Total investments, at value (identified cost, $27,595,347,483)	$42,636,152,401
Cash	451,615
Receivables for
Investments sold	115,299,712
Fund shares sold	101,087,084
Dividends	109,589,284
Other assets	145,254
Total assets	$42,962,725,350
Liabilities
Payables for
Investments purchased	$128,230,903
Fund shares reacquired	90,352,671
Payable to affiliates
Investment adviser	1,087,581
Shareholder servicing costs	9,309,833
Distribution and service fees	246,953
Program manager fees	77
Payable for independent Trustees’ compensation	2,082
Accrued expenses and other liabilities	668,739
Total liabilities	$229,898,839
Net assets	$42,732,826,511
Net assets consist of
Paid-in capital	$27,279,449,863
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	15,040,329,173
Accumulated net realized gain (loss) on investments and foreign currency	311,068,994
Undistributed net investment income	101,978,481
Net assets	$42,732,826,511
Shares of beneficial interest outstanding	1,124,467,033

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,255,008,017	217,637,177	$37.93
Class B	151,063,593	4,005,022	37.72
Class C	1,564,426,292	41,743,727	37.48
Class I	19,643,990,449	514,951,585	38.15
Class R1	28,478,731	765,098	37.22
Class R2	637,763,663	16,980,391	37.56
Class R3	2,013,679,751	53,270,890	37.80
Class R4	3,209,370,026	84,586,210	37.94
Class R6	7,200,866,895	189,775,589	37.94
Class 529A	21,219,629	563,662	37.65
Class 529B	930,139	24,965	37.26
Class 529C	6,029,326	162,717	37.05

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $40.24 [100 / 94.25 x $37.93] and $39.95 [100 / 94.25 x $37.65], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$576,689,185
Dividends from underlying affiliated funds	1,199,112
Interest	1,386,440
Other	12,675
Foreign taxes withheld	(274,718)
Total investment income	$579,012,694
Expenses
Management fee	$100,733,655
Distribution and service fees	22,965,410
Shareholder servicing costs	18,400,252
Program manager fees	12,885
Administrative services fee	305,706
Independent Trustees’ compensation	132,538
Custodian fee	292,121
Reimbursement of custodian expenses	(93,469)
Shareholder communications	840,645
Audit and tax fees	34,431
Legal fees	178,006
Miscellaneous	821,965
Total expenses	$144,624,145
Reduction of expenses by investment adviser and distributor	(7,116,697)
Net expenses	$137,507,448
Net investment income	$441,505,246
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$620,895,120
Underlying affiliated funds	(890)
Foreign currency	(250,181)
Net realized gain (loss) on investments and foreign currency	$620,644,049
Change in unrealized appreciation (depreciation)
Investments	$2,307,037,395
Translation of assets and liabilities in foreign currencies	(334,468)
Net unrealized gain (loss) on investments and foreign currency translation	$2,306,702,927
Net realized and unrealized gain (loss) on investments and foreign currency	$2,927,346,976
Change in net assets from operations	$3,368,852,222

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16
From operations
Net investment income	$441,505,246	$619,545,994
Net realized gain (loss) on investments and foreign currency	620,644,049	862,550,534
Net unrealized gain (loss) on investments and foreign currency translation	2,306,702,927	3,214,917,617
Change in net assets from operations	$3,368,852,222	$4,697,014,145
Distributions declared to shareholders
From net investment income	$(449,871,289)	$(631,287,372)
From net realized gain on investments	(686,739,617)	(1,243,632,740)
Total distributions declared to shareholders	$(1,136,610,906)	$(1,874,920,112)
Change in net assets from fund share transactions	$662,568,061	$3,382,783,869
Total change in net assets	$2,894,809,377	$6,204,877,902
Net assets
At beginning of period	39,838,017,134	33,633,139,232
At end of period (including undistributed net investment income of $101,978,481 and $110,344,524, respectively)	$42,732,826,511	$39,838,017,134

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.93		$33.38	$34.70	$29.81	$24.90	$21.83
Income (loss) from investment operations
Net investment income (d)	$0.36	(c)	$0.54	$0.63	$0.69	$0.50	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	2.64		3.81	(0.36)	5.41	5.08	3.05
Total from investment operations	$3.00		$4.35	$0.27	$6.10	$5.58	$3.48
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.56)	$(0.67)	$(0.63)	$(0.48)	$(0.41)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(1.00)		$(1.80)	$(1.59)	$(1.21)	$(0.67)	$(0.41)
Net asset value, end of period (x)	$37.93		$35.93	$33.38	$34.70	$29.81	$24.90
Total return (%) (r)(s)(t)(x)	8.47	(c)(n)	13.55	0.68	20.78	22.75	16.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)(c)	0.90	0.90	0.90	0.93	0.95
Expenses after expense reductions (f)	0.84	(a)(c)	0.86	0.86	0.88	0.92	0.93
Net investment income	2.04	(a)(c)	1.60	1.80	2.10	1.80	1.86
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$8,255,008		$9,033,842	$8,478,761	$9,448,535	$8,058,858	$6,628,244

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.72		$33.19	$34.50	$29.64	$24.76	$21.70
Income (loss) from investment operations
Net investment income (d)	$0.23	(c)	$0.28	$0.37	$0.44	$0.29	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	2.62		3.79	(0.35)	5.38	5.05	3.03
Total from investment operations	$2.85		$4.07	$0.02	$5.82	$5.34	$3.29
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.30)	$(0.41)	$(0.38)	$(0.27)	$(0.23)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(0.85)		$(1.54)	$(1.33)	$(0.96)	$(0.46)	$(0.23)
Net asset value, end of period (x)	$37.72		$35.72	$33.19	$34.50	$29.64	$24.76
Total return (%) (r)(s)(t)(x)	8.08	(c)(n)	12.68	(0.06)	19.89	21.82	15.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)(c)	1.65	1.65	1.65	1.68	1.70
Expenses after expense reductions (f)	1.59	(a)(c)	1.61	1.61	1.63	1.67	1.68
Net investment income	1.29	(a)(c)	0.85	1.05	1.35	1.05	1.11
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$151,064		$154,742	$154,205	$179,284	$169,208	$167,949

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.50		$33.00	$34.33	$29.50	$24.65	$21.62
Income (loss) from investment operations
Net investment income (d)	$0.23	(c)	$0.28	$0.37	$0.44	$0.29	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	2.61		3.77	(0.36)	5.36	5.03	3.02
Total from investment operations	$2.84		$4.05	$0.01	$5.80	$5.32	$3.27
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.31)	$(0.42)	$(0.39)	$(0.28)	$(0.24)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(0.86)		$(1.55)	$(1.34)	$(0.97)	$(0.47)	$(0.24)
Net asset value, end of period (x)	$37.48		$35.50	$33.00	$34.33	$29.50	$24.65
Total return (%) (r)(s)(t)(x)	8.09	(c)(n)	12.69	(0.09)	19.92	21.83	15.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)(c)	1.65	1.65	1.65	1.68	1.69
Expenses after expense reductions (f)	1.59	(a)(c)	1.61	1.61	1.63	1.67	1.68
Net investment income	1.30	(a)(c)	0.85	1.06	1.35	1.05	1.11
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$1,564,426		$1,538,605	$1,335,968	$1,359,860	$1,090,690	$906,572

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$36.13		$33.56	$34.88	$29.96	$25.02	$21.94
Income (loss) from investment operations
Net investment income (d)	$0.42	(c)	$0.63	$0.72	$0.78	$0.57	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	2.65		3.82	(0.36)	5.43	5.10	3.06
Total from investment operations	$3.07		$4.45	$0.36	$6.21	$5.67	$3.55
Less distributions declared to shareholders
From net investment income	$(0.43)		$(0.64)	$(0.76)	$(0.71)	$(0.54)	$(0.47)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(1.05)		$(1.88)	$(1.68)	$(1.29)	$(0.73)	$(0.47)
Net asset value, end of period (x)	$38.15		$36.13	$33.56	$34.88	$29.96	$25.02
Total return (%) (r)(s)(x)	8.62	(c)(n)	13.83	0.93	21.07	23.06	16.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)(c)	0.65	0.65	0.65	0.68	0.70
Expenses after expense reductions (f)	0.59	(a)(c)	0.61	0.61	0.63	0.67	0.68
Net investment income	2.31	(a)(c)	1.84	2.06	2.35	2.05	2.11
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$19,643,990		$17,134,836	$13,888,395	$13,905,910	$10,568,573	$7,472,693

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.27		$32.79	$34.11	$29.32	$24.50	$21.48
Income (loss) from investment operations
Net investment income (d)	$0.23	(c)	$0.28	$0.36	$0.43	$0.29	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	2.58		3.74	(0.34)	5.33	5.00	3.01
Total from investment operations	$2.81		$4.02	$0.02	$5.76	$5.29	$3.26
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.30)	$(0.42)	$(0.39)	$(0.28)	$(0.24)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(0.86)		$(1.54)	$(1.34)	$(0.97)	$(0.47)	$(0.24)
Net asset value, end of period (x)	$37.22		$35.27	$32.79	$34.11	$29.32	$24.50
Total return (%) (r)(s)(x)	8.05	(c)(n)	12.69	(0.07)	19.88	21.83	15.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)(c)	1.65	1.65	1.65	1.68	1.69
Expenses after expense reductions (f)	1.59	(a)(c)	1.61	1.61	1.63	1.67	1.68
Net investment income	1.32	(a)(c)	0.85	1.06	1.33	1.06	1.10
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$28,479		$27,096	$27,860	$33,390	$33,485	$32,389

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.59		$33.08	$34.40	$29.56	$24.69	$21.66
Income (loss) from investment operations
Net investment income (d)	$0.32	(c)	$0.45	$0.54	$0.60	$0.43	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	2.60		3.78	(0.35)	5.36	5.04	3.01
Total from investment operations	$2.92		$4.23	$0.19	$5.96	$5.47	$3.38
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.48)	$(0.59)	$(0.54)	$(0.41)	$(0.35)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(0.95)		$(1.72)	$(1.51)	$(1.12)	$(0.60)	$(0.35)
Net asset value, end of period (x)	$37.56		$35.59	$33.08	$34.40	$29.56	$24.69
Total return (%) (r)(s)(x)	8.33	(c)(n)	13.27	0.43	20.48	22.47	15.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)(c)	1.15	1.15	1.15	1.18	1.20
Expenses after expense reductions (f)	1.09	(a)(c)	1.11	1.11	1.13	1.17	1.18
Net investment income	1.82	(a)(c)	1.35	1.54	1.84	1.55	1.61
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$637,764		$567,665	$521,592	$607,340	$572,590	$517,005

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.81		$33.28	$34.60	$29.73	$24.83	$21.78
Income (loss) from investment operations
Net investment income (d)	$0.37	(c)	$0.54	$0.63	$0.69	$0.50	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	2.62		3.79	(0.35)	5.39	5.07	3.03
Total from investment operations	$2.99		$4.33	$0.28	$6.08	$5.57	$3.46
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.56)	$(0.68)	$(0.63)	$(0.48)	$(0.41)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(1.00)		$(1.80)	$(1.60)	$(1.21)	$(0.67)	$(0.41)
Net asset value, end of period (x)	$37.80		$35.81	$33.28	$34.60	$29.73	$24.83
Total return (%) (r)(s)(x)	8.47	(c)(n)	13.54	0.69	20.77	22.77	16.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)(c)	0.90	0.90	0.90	0.93	0.95
Expenses after expense reductions (f)	0.84	(a)(c)	0.86	0.86	0.87	0.91	0.93
Net investment income	2.07	(a)(c)	1.60	1.80	2.11	1.80	1.86
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$2,013,680		$1,903,910	$1,571,281	$1,559,863	$1,299,126	$1,022,504

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.94		$33.40	$34.72	$29.82	$24.90	$21.84
Income (loss) from investment operations
Net investment income (d)	$0.41	(c)	$0.62	$0.72	$0.77	$0.57	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	2.64		3.80	(0.36)	5.42	5.08	3.04
Total from investment operations	$3.05		$4.42	$0.36	$6.19	$5.65	$3.53
Less distributions declared to shareholders
From net investment income	$(0.43)		$(0.64)	$(0.76)	$(0.71)	$(0.54)	$(0.47)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(1.05)		$(1.88)	$(1.68)	$(1.29)	$(0.73)	$(0.47)
Net asset value, end of period (x)	$37.94		$35.94	$33.40	$34.72	$29.82	$24.90
Total return (%) (r)(s)(x)	8.61	(c)(n)	13.80	0.93	21.11	23.09	16.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)(c)	0.65	0.65	0.65	0.68	0.70
Expenses after expense reductions (f)	0.59	(a)(c)	0.61	0.61	0.63	0.67	0.68
Net investment income	2.30	(a)(c)	1.85	2.05	2.34	2.07	2.10
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$3,209,370		$3,233,421	$2,787,041	$3,283,133	$2,892,340	$2,907,088

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/17		Years ended 8/31
Class R6 (y)			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$35.94		$33.40	$34.72	$29.82	$24.90	$21.81
Income (loss) from investment operations
Net investment income (d)	$0.43	(c)	$0.66	$0.76	$0.82	$0.60	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	2.63		3.80	(0.36)	5.40	5.07	3.08
Total from investment operations	$3.06		$4.46	$0.40	$6.22	$5.67	$3.54
Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.68)	$(0.80)	$(0.74)	$(0.56)	$(0.45)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(1.06)		$(1.92)	$(1.72)	$(1.32)	$(0.75)	$(0.45)
Net asset value, end of period (x)	$37.94		$35.94	$33.40	$34.72	$29.82	$24.90
Total return (%) (r)(s)(x)	8.67	(c)(n)	13.93	1.04	21.23	23.18	16.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)(c)	0.54	0.54	0.55	0.57	0.77
Expenses after expense reductions (f)	0.49	(a)(c)	0.50	0.50	0.53	0.56	0.76
Net investment income	2.41	(a)(c)	1.95	2.17	2.48	2.12	1.98
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$7,200,867		$6,218,954	$4,846,172	$3,995,830	$2,362,012	$940,695

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class 529A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.67		$33.15	$34.48	$29.62	$24.74	$21.70
Income (loss) from investment operations
Net investment income (d)	$0.37	(c)	$0.53	$0.63	$0.69	$0.49	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	2.61		3.79	(0.36)	5.38	5.05	3.02
Total from investment operations	$2.98		$4.32	$0.27	$6.07	$5.54	$3.44
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.56)	$(0.68)	$(0.63)	$(0.47)	$(0.40)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(1.00)		$(1.80)	$(1.60)	$(1.21)	$(0.66)	$(0.40)
Net asset value, end of period (x)	$37.65		$35.67	$33.15	$34.48	$29.62	$24.74
Total return (%) (r)(s)(t)(x)	8.47	(c)(n)	13.55	0.67	20.84	22.73	16.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)(c)	1.00	1.00	1.00	1.03	1.05
Expenses after expense reductions (f)	0.85	(a)(c)	0.86	0.86	0.87	0.93	0.98
Net investment income	2.06	(a)(c)	1.59	1.82	2.11	1.79	1.80
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$21,220		$18,625	$16,543	$14,547	$10,899	$8,195

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class 529B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.27		$32.78	$34.08	$29.29	$24.48	$21.45
Income (loss) from investment operations
Net investment income (d)	$0.34	(c)	$0.29	$0.47	$0.42	$0.27	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	2.61		3.73	(0.34)	5.32	4.99	3.01
Total from investment operations	$2.95		$4.02	$0.13	$5.74	$5.26	$3.25
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.29)	$(0.51)	$(0.37)	$(0.26)	$(0.22)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(0.96)		$(1.53)	$(1.43)	$(0.95)	$(0.45)	$(0.22)
Net asset value, end of period (x)	$37.26		$35.27	$32.78	$34.08	$29.29	$24.48
Total return (%) (r)(s)(t)(x)	8.48	(c)(n)	12.70	0.27	19.85	21.74	15.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)(c)	1.68	1.37	1.75	1.78	1.79
Expenses after expense reductions (f)	0.88	(a)(c)	1.58	1.27	1.67	1.71	1.73
Net investment income	1.95	(a)(c)	0.87	1.38	1.30	1.00	1.05
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$930		$941	$888	$1,026	$1,013	$963

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
Class 529C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$35.11		$32.66	$34.00	$29.23	$24.43	$21.43
Income (loss) from investment operations
Net investment income (d)	$0.22	(c)	$0.26	$0.35	$0.41	$0.27	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	2.57		3.73	(0.36)	5.32	4.99	2.99
Total from investment operations	$2.79		$3.99	$(0.01)	$5.73	$5.26	$3.23
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.30)	$(0.41)	$(0.38)	$(0.27)	$(0.23)
From net realized gain on investments	(0.62)		(1.24)	(0.92)	(0.58)	(0.19)	—
Total distributions declared to shareholders	$(0.85)		$(1.54)	$(1.33)	$(0.96)	$(0.46)	$(0.23)
Net asset value, end of period (x)	$37.05		$35.11	$32.66	$34.00	$29.23	$24.43
Total return (%) (r)(s)(t)(x)	8.05	(c)(n)	12.64	(0.14)	19.85	21.80	15.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)(c)	1.75	1.75	1.75	1.78	1.79
Expenses after expense reductions (f)	1.63	(a)(c)	1.65	1.66	1.67	1.72	1.73
Net investment income	1.26	(a)(c)	0.80	1.03	1.28	1.00	1.06
Portfolio turnover	8	(n)	12	12	13	12	14
Net assets at end of period (000 omitted)	$6,029		$5,381	$4,434	$3,981	$3,387	$2,610

See Notes to Financial Statements

25

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. On June 1, 2012, Class R5 shares were offered for sale to the public. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

27

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

28

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$42,055,815,804	$—	$—	$42,055,815,804
Mutual Funds	580,336,597	—	—	580,336,597
Total Investments	$42,636,152,401	$—	$—	$42,636,152,401

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss.

29

Notes to Financial Statements (unaudited) – continued

A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2017, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

30

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Ordinary income (including any short-term capital gains)	$675,250,066
Long-term capital gains	1,199,670,046
Total distributions	$1,874,920,112

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$27,776,052,178
Gross appreciation	15,027,372,500
Gross depreciation	(167,272,277)
Net unrealized appreciation (depreciation)	$14,860,100,223

As of 8/31/16
Undistributed ordinary income	110,346,835
Undistributed long-term capital gain	566,285,959
Post-October capital loss deferral	(8,416,702)
Other temporary differences	(143,588)
Net unrealized appreciation (depreciation)	12,553,062,828

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are

31

Notes to Financial Statements (unaudited) – continued

allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

	From net investment income		From net realized gain on investments
	Six months ended 2/28/17	Year ended 8/31/16	Six months ended 2/28/17	Year ended 8/31/16
Class A	$90,109,546	$143,652,211	$145,815,548	$317,518,220
Class B	968,569	1,365,556	2,559,725	5,620,466
Class C	10,081,449	13,003,027	26,261,814	50,501,471
Class I	207,465,855	279,002,684	303,900,025	516,393,410
Class R1	170,403	242,154	444,176	980,245
Class R2	5,380,053	7,506,322	10,120,565	19,304,965
Class R3	19,884,080	27,575,912	32,531,493	60,955,804
Class R4	38,119,359	55,632,088	55,201,840	102,703,354
Class R6	77,444,343	102,970,243	109,454,646	168,819,722
Class 529A	202,890	285,400	337,406	629,492
Class 529B	8,374	8,069	15,161	32,356
Class 529C	36,368	43,706	97,218	173,235
Total	$449,871,289	$631,287,372	$686,739,617	$1,243,632,740

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period September 1, 2016 to December 28, 2016, the management fee was computed daily and paid monthly at the following annual rates:

First $7.5 billion of average daily net assets	0.60%
Next $2.5 billion of average daily net assets	0.53%
Average daily net assets in excess of $10 billion	0.50%

The investment adviser had agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $20 billion up to $25 billion, 0.42% of average daily net assets in excess of $25 billion up to $30 billion, 0.40% of average daily net assets in excess of $30 billion up to $35 billion, 0.38% of average daily net assets in excess of $35 billion up to $40 billion, and 0.36% of average daily nets assets in excess of $40 billion. This written agreement terminated on December 28, 2016. For the period September 1, 2016 to December 28, 2016, this management fee reduction amounted to $5,603,206, which is included in the reduction of total expenses in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

Effective December 29, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $7.5 billion of average daily net assets	0.60%
Next $2.5 billion of average daily net assets	0.53%
Next $10 billion of average daily net assets	0.50%
Next $5 billion of average daily net assets	0.45%
Next $5 billion of average daily net assets	0.42%
Next $5 billion of average daily net assets	0.40%
Next $5 billion of average daily net assets	0.38%
Average daily net assets in excess of $40 billion	0.36%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2017, this management fee reduction amounted to $1,461,606, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.47% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,055,846 and $8,047 for the six months ended February 28, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$10,663,038
Class B	0.75%	0.25%	1.00%	1.00%	741,500
Class C	0.75%	0.25%	1.00%	1.00%	7,545,246
Class R1	0.75%	0.25%	1.00%	1.00%	132,874
Class R2	0.25%	0.25%	0.50%	0.50%	1,458,912
Class R3	—	0.25%	0.25%	0.25%	2,371,014
Class 529A	—	0.25%	0.25%	0.21%	24,229
Class 529B	0.75%	0.25%	1.00%	0.24%	1,106
Class 529C	0.75%	0.25%	1.00%	0.99%	27,491
Total Distribution and Service Fees					$22,965,410

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The

33

Notes to Financial Statements (unaudited) – continued

distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2017, this rebate amounted to $39,492, $399, $993, $790, $3,570, $37, and $162 for Class A, Class B, Class C, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2017, the 0.75% distribution fee was not imposed for Class 529B shares.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2017, were as follows:

Amount
Class A	$27,411
Class B	114,194
Class C	85,846
Class 529B	—
Class 529C	22

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2017, unless MFD elects to extend the waiver. For the six months ended February 28, 2017, this waiver amounted to $6,442 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2017, were as follows:

	Fee	Waiver
Class 529A	$9,692	$4,846
Class 529B	443	221
Class 529C	2,750	1,375
Total Program Manager Fees and Waivers	$12,885	$6,442

34

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2017, the fee was $866,549, which equated to 0.0043% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $17,533,703.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0015% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $263 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,070 at February 28, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $37,053 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

35

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 26 shares of Class R6 for an aggregate amount of $856. On March 16, 2016, MFS redeemed 40,429 shares of Class I for an aggregate amount of $1,341,422.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended February 28, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $23,770,523 and $18,851,696, respectively. The sales transactions resulted in net realized gains (losses) of $(514,726).

(4) Portfolio Securities

For the six months ended February 28, 2017, purchases and sales of investments other than short-term obligations, aggregated $3,367,765,410 and $3,297,258,727, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	27,122,551	$982,066,761	56,768,963	$1,904,117,260
Class B	260,267	9,347,865	519,166	17,360,213
Class C	3,500,596	125,107,129	8,152,513	270,588,495
Class I	105,971,010	3,862,815,285	145,431,576	4,938,317,915
Class R1	185,495	6,623,134	163,031	5,375,906
Class R2	2,785,854	99,103,707	3,849,909	128,332,720
Class R3	8,644,333	311,112,996	18,949,088	639,478,504
Class R4	9,520,549	343,157,964	27,256,586	905,372,336
Class R6	37,919,462	1,364,152,167	57,025,963	1,914,833,944
Class 529A	64,715	2,319,543	94,052	3,127,505
Class 529B	4,212	149,293	4,894	156,788
Class 529C	18,798	665,747	43,845	1,439,715
	195,997,842	$7,106,621,591	318,259,586	$10,728,501,301

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	5,833,188	$212,577,873	12,787,124	$421,657,414
Class B	88,659	3,227,021	193,930	6,372,721
Class C	709,789	25,664,124	1,327,523	43,374,651
Class I	10,291,114	376,871,895	17,177,750	569,272,041
Class R1	17,112	614,579	37,672	1,222,399
Class R2	401,998	14,528,598	779,535	25,481,542
Class R3	1,442,767	52,415,331	2,693,294	88,531,682
Class R4	2,438,665	88,803,652	4,591,727	151,372,851
Class R6	4,683,787	170,564,293	7,489,730	246,831,433
Class 529A	14,930	540,296	27,903	913,451
Class 529B	656	23,535	1,246	40,425
Class 529C	3,735	133,586	6,711	216,941
	25,926,400	$945,964,783	47,114,145	$1,555,287,551

Shares reacquired
Class A	(66,759,725)	$(2,415,084,276)	(72,124,211)	$(2,423,599,803)
Class B	(675,641)	(24,237,520)	(1,027,622)	(34,444,392)
Class C	(5,803,303)	(207,456,416)	(6,623,806)	(220,702,727)
Class I	(75,530,533)	(2,745,302,500)	(102,196,743)	(3,464,029,826)
Class R1	(205,837)	(7,276,297)	(282,106)	(9,326,974)
Class R2	(2,159,659)	(76,972,106)	(4,445,949)	(148,071,701)
Class R3	(9,981,952)	(358,401,134)	(15,692,059)	(518,179,133)
Class R4	(17,331,683)	(626,855,975)	(25,344,379)	(855,036,285)
Class R6	(25,841,827)	(926,353,793)	(36,595,792)	(1,223,113,334)
Class 529A	(38,141)	(1,384,810)	(98,814)	(3,186,555)
Class 529B	(6,569)	(232,383)	(6,559)	(219,387)
Class 529C	(13,062)	(461,103)	(33,065)	(1,094,866)
	(204,347,932)	$(7,390,018,313)	(264,471,105)	$(8,901,004,983)

Net change
Class A	(33,803,986)	$(1,220,439,642)	(2,568,124)	$(97,825,129)
Class B	(326,715)	(11,662,634)	(314,526)	(10,711,458)
Class C	(1,592,918)	(56,685,163)	2,856,230	93,260,419
Class I	40,731,591	1,494,384,680	60,412,583	2,043,560,130
Class R1	(3,230)	(38,584)	(81,403)	(2,728,669)
Class R2	1,028,193	36,660,199	183,495	5,742,561
Class R3	105,148	5,127,193	5,950,323	209,831,053
Class R4	(5,372,469)	(194,894,359)	6,503,934	201,708,902
Class R6	16,761,422	608,362,667	27,919,901	938,552,043
Class 529A	41,504	1,475,029	23,141	854,401
Class 529B	(1,701)	(59,555)	(419)	(22,174)
Class 529C	9,471	338,230	17,491	561,790
	17,576,310	$662,568,061	100,902,626	$3,382,783,869

37

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund and the MFS Moderate Allocation Fund were each the owners of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Managed Wealth Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $132,440 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	640,928,994	2,680,201,955	(2,740,794,352)	580,336,597

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(890)	$—	$1,199,112	$580,336,597

(8) Redemption In-Kind

On September 23, 2016, the fund recorded redemption proceeds for a redemption in-kind of portfolio securities and cash that were valued at $279,982,234. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $136,075,237 for the fund.

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

39

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2017

*	Print name and title of each signing officer under his or her signature.